BOND PORTFOLIOS
                                   SEMI-ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS

                                 MARCH 31, 1997

                          COMPASS CAPITAL FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                            PURE INVESTMENT STYLE SM

            ---------------------------------------------------------
            * NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE *
            ---------------------------------------------------------

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                                 BOND PORTFOLIOS

(BULLET) LOW DURATION BOND
(BULLET) INTERMEDIATE GOVERNMENT
          BOND
(BULLET) INTERMEDIATE BOND
(BULLET) CORE BOND
(BULLET) GOVERNMENT INCOME
(BULLET) MANAGED INCOME
(BULLET) INTERNATIONAL BOND
(BULLET) TAX-FREE INCOME
(BULLET) PENNSYLVANIA TAX-FREE
          INCOME
(BULLET) NEW JERSEY TAX-FREE
          INCOME
(BULLET) OHIO TAX-FREE INCOME

--------------------------------------------------------------------------------
                                    TABLE OF
                                    CONTENTS

   PRESIDENT'S LETTER....................................................    1
   PORTFOLIO SUMMARIES
         LOW DURATION BOND...............................................    2
         INTERMEDIATE GOVERNMENT BOND....................................    3
         INTERMEDIATE BOND...............................................    4
         CORE BOND.......................................................    5
         GOVERNMENT INCOME...............................................    6
         MANAGED INCOME..................................................    7
         INTERNATIONALBOND...............................................    8
         TAX-FREE INCOME.................................................    9
         PENNSYLVANIA TAX-FREE INCOME....................................   10
         NEW JERSEY TAX-FREE INCOME......................................   11
         OHIO TAX-FREE INCOME............................................   12
         STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS.................14-33
         CORE BOND STATEMENT OF NET ASSETS & LIABILITIES.................   24
         INTERNATIONAL BOND STATEMENT OF NET ASSETS & LIABILITIES........   30
         TAX-FREE INCOME STATEMENT OF NET ASSETS & LIABILITIES...........34-40
         PORTFOLIO FINANCIAL STATEMENTS
         STATEMENTS OF OPERATIONS........................................42-43
         STATEMENTS OF CHANGES IN NET ASSETS.............................44-47
         FINANCIAL HIGHLIGHTS............................................48-55
         NOTES TO FINANCIAL STATEMENTS...................................56-70
--------------------------------------------------------------------------------

                      COMPASS CAPITAL FUNDS (LOGO OMITTED)

                               PRESIDENT'S LETTER

March 31, 1997

Dear Shareholder:

      We welcome the opportunity to present the March 31, 1997 semi-annual report for your Compass Capital Funds. In addition to providing you with a summary of the financial markets on the pages immediately following, we have included a summary for each Compass Capital portfolio that includes a review of your fund's investment approach, recent portfolio management activity and performance.

WHAT HAPPENED IN THE ECONOMY AND FINANCIAL MARKETS.

      The past six months have again given both stock and bond investors positive returns. However, as I mentioned in my November letter, the staggering returns of 1995 and 1996 are unlikely to be repeated in 1997.
      The stock market exhibited significant volatility during the first quarter of 1997, as the Dow Jones Industrial Average reached its all-time high in mid-March before falling over 7% by quarter-end. Likewise, the domestic bond market has taken on an increasingly negative tone as stronger economic data and resultant inflation fears have caused interest rates to rise significantly since mid-February. Consequently, the Federal Reserve increased the Fed funds target rate by 1/4% as a pre-emptive strike at inflation.

OUR THOUGHTS ON THE ECONOMY.

      Although we expect economic strength to continue through mid-year, inflation has remained relatively low. While we believe that additional interest rate increases by the Fed may be necessary to subdue economic growth to a more sustainable rate of 2.25%-2.50%, we do not believe that 1997 will be a repeat of the dramatic rise in short term interest rates that we witnessed in 1994. Rather, we expect that the Federal Reserve's proactive monetary policy should keep inflationary pressures constrained.

WHAT THIS MEANS TO INVESTORS.

      The recent market turbulence underscores the importance of developing a long-term investment strategy based on your specific financial goals. Though each investor's financial situation and risk tolerance are unique, the common thread among all successful long-term investment strategies is a commitment to BEING INVESTED at all times. Additionally, recent market performance has reminded us that a diversified portfolio can potentially enhance returns in addition to reducing volatility. For example, as the U.S. markets retreated over the past few months, international stocks and bonds have posted strong gains, most notably in the emerging markets. In fact, total returns for emerging market stocks in the first quarter of 1997 were nearly four times those of their U.S. counterparts, emphasizing the potential benefit of a diversified portfolio.
      This report is just one of the many ways we are continually striving to provide our shareholders with the information necessary to make informed investment decisions. We would like to thank you for your continued confidence in the Compass Capital Funds and look forward to helping you reach your long-term investment goals.

Sincerely,

[/s/  KAREN H. SABATH]

Karen H. Sabath
PRESIDENT, COMPASS CAPITAL GROUP, INC.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                                LOW DURATION BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $228.6 MILLION

PERFORMANCE BENCHMARK:
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH*:
      PURSUES A TOTAL RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK WHILE PROVIDING MONTHLY INCOME BY INVESTING IN SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 3 TO 5 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER SIGNIFICANTLY REDUCED THE PORTFOLIO'S TREASURY/AGENCY ALLOCATION, REDEPLOYING ASSETS INTO SPREAD PRODUCT (WHICH YIELDS A PREMIUM OVER TREASURIES) SUCH AS MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES.
     (BULLET) WITHIN THE ASSET-BACKED SECURITY SECTOR, THE PORTFOLIO HAS BEEN EMPHASIZING MANUFACTURED HOUSING AND HIGHER-QUALITY AUTO LOAN BONDS DUE TO THEIR ATTRACTIVE YIELD SPREADS OVER MORTGAGE AND CORPORATE ALTERNATIVES.

* EFFECTIVE MAY 15, 1997, THE INVESTMENT POLICIES OF THE COMPASS CAPITAL LOW DURATION BOND PORTFOLIO WILL CHANGE TO PERMIT THE INVESTMENT OF UP TO 20% OF THE PORTFOLIO'S ASSETS IN SECURITIES RATED BELOW INVESTMENT GRADE AND UP TO AN ADDITIONAL 20% OF THE PORTFOLIO'S ASSETS IN NON-DOLLAR FIXED INCOME SECURITIES.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND PORTFOLIO AND THE MERRILL 1-3 YEARTREASURY
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

           BELOW ARE THE PLOT POINTS FOR LOW DURATION BOND PORTFOLIO:

         INSTITUTIONAL CLASS SERVICE CLASS INVESTOR A CLASS  INVESTOR B CLASS
7/17/92        10,000         10,000            9,550            10,079
9/30/92        10,079         10,079            9,626            10,137
12/31/92       10,137         10,137            9,681            10,295
3/31/93        10,495         10,295            9,831            10,468
6/60/93        10,468         10,468            9,997            10,620
9/30/93        10,620         10,620           10,143            10,711
12/31/93       10,711         10,711           10,229            10,691
3/31/94        10,691         10,691           10,210            10,713
6/30/94        10,713         10,713           10,230            10,837
9/30/94        10,837         10,837           10,349            10,860
12/31/94       10,860         10,860           10,371            11,214
3/31/95        11,214         11,214           10,709            11,521
6/30/95        11,521         11,521           11,002            11,767
9/30/95        11,767         11,767           11,238            12,001
12/31/95       12,001         12,001           11,461            12,004
3/31/96        12,023         12,009           11,464            12,115
6/30/96        12,149         12,125           11,570            12,298
9/30/96        12,347         12,313           11,745            12,537
12/31/96       12,610         12,565           11,980            12,556
3/31/97        12,668         12,614           12,021            12,295

           INVESTOR C CLASS  MERRILL 1-3 YEAR TREASURY INDEX
7/17/92         10,079                   10,000
9/30/92         10,137                   10,298
12/31/92        10,295                   10,317
3/31/93         10,468                   10,545
6/60/93         10,620                   10,658
9/30/93         10,711                   10,811
12/31/93        10,691                   10,875
3/31/94         10,713                   10,820
6/30/94         10,837                   10,829
9/30/94         10,860                   10,936
12/31/94        11,214                   10,936
3/31/95         11,521                   11,304
6/30/95         11,767                   11,666
9/30/95         12,001                   11,841
12/31/95        12,004                   12,140
3/31/96         12,115                   12,180
6/30/96         12,298                   12,303
9/30/96         12,537                   12,506
12/31/96        12,556                   12,743
3/31/97         12,654                   12,828

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                               1 YEAR           FROM INCEPTION
                                               ------           --------------
  Institutional Class                          5.36%               5.15%
  Service Class                                5.04%               5.06%
  Investor A Class (Load Adjusted)             1.72%               4.33%
  Investor A Class (NAV)                       4.87%               4.60%
  Investor B Class (Load Adjusted)            -0.11%               4.50%
  Investor B Class (NAV)                       4.60%               4.95%
  Investor C Class                             3.55%               4.95%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 7/17/92; SERVICE AND INVESTOR A SHARES, 1/13/96; INVESTOR B SHARES, 11/18/96; AND INVESTOR C SHARES, 2/24/97. SEE "NOTE ONPERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

COMPASS CAPITAL FUNDS (LOGO OMITTED)

                          INTERMEDIATE GOVERNMENT BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $145.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER SIGNIFICANTLY REDUCED THE PORTFOLIO'S TREASURY/AGENCY ALLOCATION, REDEPLOYING ASSETS INTO SPREAD PRODUCT (WHICH YIELDS A PREMIUM OVER TREASURIES) SUCH AS MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES.

     (BULLET) WITHIN THE ASSET-BACKED SECURITY SECTOR, THE PORTFOLIO HAS BEEN EMPHASIZING MANUFACTURED HOUSING AND HIGHER-QUALITY AUTO LOAN BONDS DUE TO THEIR ATTRACTIVE YIELD SPREADS OVER MORTGAGE AND CORPORATE ALTERNATIVES.

     (BULLET) THE PORTFOLIO INITIATED A POSITION IN THE NEWLY ISSUED TREASURY INFLATION PROTECTED SECURITIES, WHICH THE MANAGER BELIEVES OFFER GOOD RELATIVE VALUE.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN
               INTERMEDIATE GOVERNMENT INDEX FROM INCEPTION AND AT
                              EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

      BELOW ARE THE PLOT POINTS FOR INTERMEDIATE GOVERNMENT BOND PORTFOLIO:


        INSTITUTIONAL CLASS    SERVICE CLASS     INVESTOR A CLASS
4/20/92       10,000              10,000               9,550
6/30/92       10,276              10,276               9,813
9/30/92       10,714              10,714              10,232
12/31/92      10,626              10,626              10,148
3/31/93       10,986              10,986              10,492
6/30/93       11,218              11,218              10,713
9/30/93       11,452              11,448              10,933
12/31/93      11,454              11,447              10,927
3/31/94       11,181              11,166              10,659
6/30/94       11,043              11,022              10,521
9/30/94       11,097              11,070              10,533
3/31/95       11,567              11,524              10,999
6/30/95       12,056              12,002              11,455
9/30/95       12,239              12,173              11,619
12/31/95      12,597              12,520              11,959
3/31/96       12,531              12,445              11,871
6/30/96       12,607              12,511              11,929
9/30/96       12,831              12,723              12,126
12/31/96      13,153              13,033              12,417
3/31/97       13,150              13,021              12,399


                                                      LEHMAN INTERMEDIATE
            INVESTOR B CLASS     INVESTOR C CLASS      GOVERNMENT INDEX
4/20/92          10,000               10,000                10,000
6/30/92          10,276               10,276                10,000
9/30/92          10,714               10,714                10,746
12/31/92         10,626               10,626                10,746
3/31/93          10,986               10,986                10,746
6/30/93          11,218               11,218                10,746
9/30/93          11,448               11,448                11,567
12/31/93         11,442               11,442                11,567
3/31/94          11,161               11,161                11,567
6/30/94          11,016               11,016                11,567
9/30/94          11,030               11,030                11,383
3/31/95          11,517               11,517                11,857
6/30/95          11,995               11,995                12,411
9/30/95          12,166               12,166                12,605
12/31/95         12,523               12,523                13,026
3/31/96          12,430               12,430                12,919
6/30/96          12,491               12,491                13,006
9/30/96          12,698               12,698                13,229
12/31/96         12,981               12,981                13,535
3/31/97          12,680               12,939                13,531



                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                               1 YEAR          FROM INCEPTION
                                               ------          --------------
  Institutional Class                          4.94%               5.69%
  Service Class                                4.63%               5.48%
  Investor A Class (Load Adjusted)             0.23%               4.55%
  Investor A Class (NAV)                       0.45%               5.42%
  Investor B Class (Load Adjusted)            -0.59%               4.92%
  Investor B Class (NAV)                       4.09%               5.34%
  Investor C Class                             3.05%               5.34%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND INVESTOR B SHARES, 10/11/96. SEE "NOTE ONPERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)


                                INTERMEDIATE BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
$330.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT  PORTFOLIO  MANAGEMENT
ACTIVITY:
     (BULLET) THE MANAGER SIGNIFICANTLY REDUCED THE PORTFOLIO'S TREASURY/AGENCY ALLOCATION, REDEPLOYING ASSETS INTO SPREAD PRODUCT (WHICH YIELDS A PREMIUM OVER TREASURIES) SUCH AS MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES AND CORPORATE BONDS.

     (BULLET) WITHIN THE ASSET-BACKED SECURITY SECTOR, THE PORTFOLIO HAS BEEN EMPHASIZING MANUFACTURED HOUSING AND HIGHER-QUALITY AUTO LOAN BONDS DUE TO THEIR ATTRACTIVE YIELD SPREADS OVER MORTGAGE AND CORPORATE ALTERNATIVES.

     (BULLET) THE PORTFOLIO INITIATED A POSITION IN THE NEWLY ISSUED TREASURY INFLATION PROTECTED SECURITIES, WHICH THE MANAGER BELIEVES OFFER GOOD RELATIVE VALUE.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               INTERMEDIATE BOND PORTFOLIO AND THE LEHMAN BROTHERS
           INTERMEDIATE GOVERNMENT/CORPORATE INDEX FROM INCEPTION AND
                            AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

           BELOW ARE THE PLOT POINTS FOR INTERMEDIATE BOND PORTFOLIO:


            INSTITUTIONAL CLASS     SERVICE CLASS      INVESTOR A CLASS
9/15/93           10,010               10,010                9,510
12/31/93           9,954                9,945                9,448
3/31/94            9,675                9,660                9,177
6/30/94            9,592                9,572                9,093
9/30/94            9,655                9,628                9,145
12/31/94           9,644                9,611                9,129
3/31/95           10,044               10,003                9,502
6/30/95           10,498               10,447                9,919
9/30/95           10,696               10,363               10,089
12/31/95          11,051               10,983               10,417
3/31/96           10,966               10,890               10,334
6/30/96           11,046               10,962               10,397
9/30/96           11,241               11,147               10,568
12/31/96          11,527               11,422               10,825
3/31/97           11,522               11,408               10,807

                       LEHMAN INTERMEDIATE
                   GOVERNMENT/CORPORATE INDEX
9/15/93                      10,021
12/31/93                     10,037
3/31/94                       9,833
6/30/94                       9,774
9/30/94                       9,854
12/31/94                      9,843
3/31/95                      10,274
6/30/95                      10,788
9/30/95                      10,965
12/31/95                     11,349
3/31/96                      11,255
6/30/96                      11,325
9/30/96                      11,526
12/31/96                     11,809
3/31/97                      11,247


                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                               1 YEAR          FROM INCEPTION
                                               ------          --------------
  Institutional Class                          5.07%               4.09%
  Service Class                                4.76%               3.79%
  Investor A Class (Load Adjusted)             0.39%               2.52%
  Investor A Class (NAV)                       4.58%               3.71%
  Investor B Class (Load Adjusted)            -0.13%               2.67%
  InvestorB Class (NAV)                        4.58%               3.71%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9/23/93; AND INVESTOR A SHARES, 5/20/94. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                                    CORE BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $377.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES A TOTAL RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK WHILE PROVIDING MONTHLY INCOME BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER MODESTLY REDUCED THE PORTFOLIO'S TREASURY/AGENCY ALLOCATION, REDEPLOYING ASSETS INTO ASSET-BACKED SECURITIES AND CORPORATE BONDS. ALLOCATIONS TO MORTGAGE PASS-THROUGHS WERE ALSO REDUCED DUE TO FEARS OF PRICE WEAKNESS IN THE SECTOR.

     (BULLET) WITHIN THE ASSET-BACKED SECURITY SECTOR, THE PORTFOLIO HAS BEEN EMPHASIZING MANUFACTURED HOUSING AND HIGHER-QUALITY AUTO LOAN BONDS DUE TO THEIR ATTRACTIVE YIELD SPREADS.

     (BULLET) THE PORTFOLIO INITIATED A POSITION IN THE NEWLY ISSUED TREASURY INFLATION PROTECTED SECURITIES, WHICH THE MANAGER BELIEVES OFFER GOOD RELATIVE VALUE.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                      INVESTMENT IN THE COREBOND PORTFOLIO
                        AND THELEHMANAGGREGATE INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

               BELOW ARE THE PLOT POINTS FOR CORE BOND PORTFOLIO:

       INSTITUTIONAL CLASS    SERVICE CLASS    INVESTOR A CLASS
12/09/92     10,000              10,000              9,600
12/31/92     10,033              10,033              9,581
3/31/93      10,416              10,416              9,947
6/30/93      10,688              10,688             10,207
9/30/93      11,021              11,021             10,525
12/31/93     11,005              11,005             10,510
3/31/94      10,715              10,715             10,233
6/30/94      10,612              10,612             10,135
9/30/94      10,695              10,695             10,214
12/31/94     10,749              10,749             10,265
3/31/95      11,269              11,269             10,762
6/30/95      11,931              11,931             11,394
9/30/95      12,166              12,166             11,619
12/31/95     12,703              12,703             12,131
3/31/96      12,405              12,399             11,838
6/30/96      12,473              12,466             11,895
9/30/96      12,722              12,706             12,118
12/31/96     13,157              13,134             12,518
3/31/97      13,121              13,088             12,469

            INVESTOR B CLASS     INVESTOR C CLASS      LEHMAN AGGREGATE INDEX
12/09/92        10,000               10,000                   10,000
12/31/92        10,033               10,033                   10,192
3/31/93         10,416               10,416                   10,487
6/30/93         10,688               10,688                   10,751
9/30/93         11,021               11,021                   11,010
12/31/93        11,005               11,005                   11,123
3/31/94         10,715               10,715                   10,574
6/30/94         10,612               10,612                   10,760
9/30/94         10,695               10,695                   10,605
12/31/94        10,749               10,749                   10,866
3/31/95         11,269               11,269                   11,349
6/30/95         11,931               11,931                   11,848
9/30/95         12,166               12,166                   12,265
12/31/95        12,703               12,703                   12,707
3/31/96         12,396               12,396                   12,329
6/30/96         12,432               12,432                   12,503
9/30/96         12,642               12,642                   12,980
12/31/96        13,035               13,035                   13,120
3/31/97         12,959               12,959                   13,007

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                               1 YEAR           FROM INCEPTION
                                               ------           --------------
  Institutional Class                          5.77%               6.51%
  Service Class                                5.46%               6.44%
  Investor A Class (Load Adjusted)             1.12%               5.38%
  Investor A Class (NAV)                       5.33%               6.38%
  Investor B Class (Load Adjusted)            -0.16%               5.45%
  InvestorB Class (NAV)                        4.54%               6.32%
  Investor C Class                             3.49%               6.20%
  ------------------------------------------------------------------------------


THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/9/92; SERVICE SHARES, 1/13/96; INVESTOR A SHARES, 1/31/96; INVESTOR B SHARES, 3/18/96; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                                GOVERNMENT INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $16.5 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR TREASURY

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER SIGNIFICANTLY REDUCED THE PORTFOLIO'S ADJUSTABLE RATE MORTGAGE ALLOCATION DUE TO THEIR STRONG PERFORMANCE, REDEPLOYING ASSETS INTO TREASURY AND AGENCY SECURITIES AND ASSET-BACKED SECURITIES.
     (BULLET) WITHIN THE ASSET-BACKED SECURITY SECTOR, THE PORTFOLIO HAS BEEN EMPHASIZING MANUFACTURED HOUSING AND HIGHER-QUALITY AUTO LOAN BONDS DUE TO THEIR ATTRACTIVE YIELD SPREADS.
     (BULLET) THE PORTFOLIO INITIATED A POSITION IN THE NEWLY ISSUED TREASURY INFLATION PROTECTED SECURITIES, WHICH THE MANAGER BELIEVES OFFER GOOD RELATIVE VALUE.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                   GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN
               MORTGAGE/MERRILL LYNCH 10 YEAR TREASURY INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

           BELOW ARE THE PLOT POINTS FOR GOVERNMENT INCOME PORTFOLIO:



                INVESTOR A CLASS       INVESTOR B CLASS        INVESTOR C CLASS
10/03/94              9,550                 10,000                  10,000
12/31/94              9,541                  9,975                   9,975
3/30/95              10,024                 10,462                  10,462
6/30/95              10,718                 11,168                  11,168
9/30/95              10,912                 11,350                  11,350
12/31/95             11,353                 11,793                  11,793
3/31/96              11,132                 11,536                  11,536
6/30/96              11,156                 11,540                  11,540
9/30/96              11,393                 11,766                  11,766
12/31/96             11,740                 12,101                  12,101
3/31/97              11,713                 11,631                  12,053

                 LEHMAN MORTGAGE/MERRILL
                      LYNCH 10 YEAR
                     TREASURY INDEX
10/03/94                 10,000
12/31/94                 10,037
3/30/95                  10,588
6/30/95                  11,335
9/30/95                  11,537
12/31/95                 12,059
3/31/96                  11,779
6/30/96                  11,887
9/30/96                  12,108
12/31/96                 12,497
3/31/97                  12,368

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURNS
                                               1 YEAR           FROM INCEPTION
                                               ------           --------------
  Investor A Class (Load Adjusted)             0.45%               6.55%
  Investor A Class (NAV)                       5.22%               8.53%
  Investor B Class (Load Adjusted)            -0.24%               6.04%
  Investor B Class (NAV)                       4.46%               7.80%
  Investor C Class                             3.42%               7.80%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A AND INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            (LOGO OMITTED) COMPASS CAPITAL FUNDS

                                 MANAGED INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $706.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT  PORTFOLIO  MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER MODESTLY DECREASED THE PORTFOLIO'S MORTGAGE PASS-THROUGH ALLOCATION, REDEPLOYING ASSETS INTO THE ASSET-BACKED SECURITY SECTOR.

     (BULLET) WITHIN THE ASSET-BACKED SECURITY SECTOR, THE PORTFOLIO HAS BEEN EMPHASIZING MANUFACTURED HOUSING AND HIGHER-QUALITY AUTO LOAN BONDS DUE TO THEIR ATTRACTIVE YIELD SPREADS.

     (BULLET) THE PORTFOLIO INITIATED A POSITION IN THE NEWLY ISSUED TREASURY INFLATION PROTECTED SECURITIES, WHICH THE MANAGER BELIEVES OFFERS GOOD RELATIVE VALUE.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             MANAGED INCOME PORTFOLIO AND THE LEHMAN AGGREGATE INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

             BELOW ARE THE PLOT POINTS FOR MANAGED INCOME PORTFOLIO:

                 INSTITUTIONAL CLASS       SERVICE CLASS       INVESTOR A CLASS

11/01/89               10,000                 10,000                 9,550
12/31/89               10,105                 10,105                 9,650
3/31/90                10,004                 10,004                 9,554
6/30/90                10,306                 10,306                 9,843
9/30/90                10,380                 10,380                 9,913
12/31/90               10,943                 10,943                10,451
3/31/91                11,161                 11,161                10,659
6/30/91                11,259                 11,259                10,752
9/30/91                11,910                 11,910                11,374
12/31/91               12,580                 12,580                12,014
3/31/92                12,290                 12,290                11,737
6/30/92                12,749                 12,749                12,175
9/30/92                13,316                 13,316                12,717
12/31/92               13,323                 13,323                12,724
3/31/93                14,022                 14,022                13,391
6/30/93                14,457                 14,457                13,806
9/30/93                14,940                 14,940                14,263
12/31/93               14,881                 14,862                14,186
3/31/94                14,370                 14,343                13,690
6/30/94                14,109                 14,079                13,422
9/30/94                14,145                 14,104                13,440
12/31/94               14,215                 14,166                13,492
3/31/95                14,894                 14,835                14,122
6/30/95                15,744                 15,671                14,909
9/30/95                16,022                 15,935                15,153
12/31/95               16,701                 16,602                15,778
3/31/96                16,369                 16,260                15,443
6/30/96                16,437                 16,315                15,490
9/30/96                16,716                 16,580                15,734
12/31/96               17,277                 17,123                16,243
3/31/97                17,227                 17,060                16,177

             LEHMAN AGGREGATE INDEX

11/01/89             10,000
12/31/89             10,027
3/31/90               9,946
6/30/90              10,309
9/30/90              10,397
12/31/90             10,923
3/31/91              11,227
6/30/91              11,411
9/30/91              12,059
12/31/91             12,671
3/31/92              12,509
6/30/92              13,014
9/30/92              13,574
12/31/92             13,609
3/31/93              14,172
6/30/93              14,549
9/30/93              14,928
12/31/93             14,936
3/31/94              14,507
6/30/94              14,357
9/30/94              14,445
12/31/94             14,500
3/31/95              15,231
6/30/95              16,159
9/30/95              16,477
12/31/95             17,179
3/31/96              16,872
6/30/96              16,969
9/30/96              17,281
12/31/96             17,800
3/31/97              17,701

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR         5 YEAR         FROM INCEPTION
                                    ------         ------         --------------
  Institutional Class               5.24%          6.87%             7.61%
  Service Class                     4.92%          6.78%             7.47%
  Investor A Class (Load Adjusted)  0.04%          5.53%             6.70%
  Investor A Class (NAV)            4.75%          6.50%             7.36%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 2/5/92; AND SERVICE SHARES, 7/29/93. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE COMPARATIVE INDEX FROM PREVIOUS YEARS HAS CHANGED FROM THE SALOMON BROAD INVESTMENT GRADE INDEX TO THE LEHMAN AGGREGATE TO MORE ACCURATELY REFLECT THE TYPE OF HOLDINGS OF MANAGED INCOME.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                               INTERNATIONAL BOND
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $41.8 MILLION

PERFORMANCE BENCHMARK:
     SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) BLACKROCK FINANCIAL MANAGEMENT, INC. ASSUMED MANAGEMENT OF THE COMPASS CAPITAL INTERNATIONAL BOND PORTFOLIO ON JANUARY 1, 1997.

     (BULLET) THE PORTFOLIO REMAINED CURRENCY HEDGED, WHICH AIDED TOTAL RETURNS DUE TO THE STRONG PERFORMANCE OF THE U.S. DOLLAR VERSUS OTHER MAJOR FOREIGN CURRENCIES.

     (BULLET) THE MANAGER OVERWEIGHTED GERMANY RELATIVE TO OTHER CORE-EUROPEAN MARKETS WHILE REDUCING THE PORTFOLIO'S ALLOCATION TO HIGHER YIELDING EUROPEAN MARKETS SUCH AS ITALY AND SPAIN.

     (BULLET) RELATIVE VALUE POSITIONS WERE INITIATED IN CANADIAN "REAL RETURN BONDS" AND DANISH MORTGAGE-BACKED SECURITIES.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              INTERNATIONAL BOND PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM INCEPTION AND
                            AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

           BELOW ARE THE PLOT POINTS FOR INTERNATIONAL BOND PORTFOLIO:


          INSTITUTIONAL CLASS  SERVICE CLASS  INVESTOR A CLASS  INVESTOR B CLASS
7/01/91         10,000            10,000           9,550             10,000
9/31/91         10,360            10,360           9,894             10,360
12/31/91        10,600            10,600          10,123             10,600
3/31/92         10,470            10,470           9,999             10,470
6/30/92         11,008            11,008          10,513             11,008
9/30/92         11,298            11,298          10,789             11,298
12/31/92        11,254            11,254          10,747             11,254
3/31/93         11,717            11,717          11,190             11,717
6/30/93         12,116            12,116          11,571             12,116
9/30/93         12,689            12,689          12,118             12,689
12/31/93        12,977            12,977          12,393             12,977
3/31/94         12,715            12,715          12,143             12,715
6/30/94         12,453            12,453          11,892             12,453
9/30/94         12,369            12,369          11,812             12,369
12/31/94        12,496            12,496          11,933             12,496
3/31/95         13,545            13,545          12,936             13,545
6/30/95         14,054            14,054          13,421             14,054
9/30/95         14,302            14,302          13,658             14,302
12/31/95        14,998            14,998          14,323             14,998
3/31/96         15,051            15,051          14,374             15,051
6/30/96         15,395            15,394          14,697             15,370
9/30/96         16,002            15,989          15,259             15,928
12/31/96        16,590            16,558          15,793             16,442
3/31/97         16,762            16,717          15,938             16,396


                                      SALOMON NON-U.S. HEDGED
             INVESTOR C CLASS     WORLD GOVERNMENT BOND INDEX EST
7/01/91           10,000                      10,000
9/31/91           10,360                      10,388
12/31/91          10,600                      11,477
3/31/92           10,470                      10,921
6/30/92           11,008                      11,947
9/30/92           11,298                      12,830
12/31/92          11,254                      12,024
3/31/93           11,717                      12,739
6/30/93           12,116                      13,110
9/30/93           12,689                      13,817
12/31/93          12,977                      13,843
3/31/94           12,715                      14,111
6/30/94           12,453                      14,351
9/30/94           12,369                      14,588
12/31/94          12,496                      14,671
3/31/95           13,545                      16,790
6/30/95           14,054                      17,611
9/30/95           14,302                      17,183
12/31/95          14,998                      17,540
3/31/96           15,051                      17,244
6/30/96           15,370                      17,313
9/30/96           15,928                      17,877
12/31/96          16,442                      18,256
3/31/97           16,563                      17,201

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                        1 YEAR       5 YEAR      FROM INCEPTION
                                        ------       ------      --------------
  Institutional Class                   11.37%       9.87%          9.39%
  Service Class                         11.08%       9.81%          9.34%
  Investor A Class (Load Adjusted)       5.34%       8.65%          8.34%
  Investor A Class (NAV)                10.88%       9.77%          9.31%
  Investor B Class (Load Adjusted)       5.09%       9.16%          8.97%
  Investor BClass (NAV)                 10.04%       9.61%          9.16%
  Investor C Class                       8.94%       9.61%          9.16%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR BSHARES, 4/19/96; INVESTOR A SHARES, 4/22/96; INSTITUTIONAL SHARES, 6/10/96; AND INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

COMPASS CAPITAL FUNDS (LOGO OMITTED)

                                 TAX-FREE INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $55.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE SUB-ADVISOR TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) IN LIGHT OF A CAUTIOUS MARKET OUTLOOK, THE MANAGER HAS BEEN EMPHASIZING CALLABLE PREMIUM BONDS ACROSS THE YIELD CURVE DUE TO THEIR DEFENSIVE STRUCTURE AND RECENT UNDERVALUATION BY THE MARKETPLACE.

     (BULLET) PREMIUMS ALSO CAN PROVIDE MORE INCOME THAN PAR BONDS WHILE TAKING SIMILAR INTEREST RATE RISK, WHICH AIDS THE PORTFOLIO IN SEEKING TO ENHANCE DISTRIBUTABLE INCOME.

        COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX
               FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

            BELOW ARE THE PLOT POINTS FOR TAX-FREE INCOME PORTFOLIO:

           INSTITUTIONAL CLASS   SERVICE CLASS    INVESTOR A CLASS
5/14/90          10,000             10,000              9,600
6/30/90          10,117             10,118              9,662
9/30/90          10,139             10,139              9,683
12/31/90         10,513             10,513             10,040
3/31/91          10,720             10,720             10,238
6/30/91          10,919             10,919             10,428
9/30/91          11,296             11,296             10,787
12/31/91         11,708             11,708             11,181
3/31/92          11,776             11,776             11,247
6/30/92          12,215             12,215             11,665
9/30/92          12,504             12,504             11,942
12/31/92         12,744             12,744             12,170
3/31/93          13,246             13,246             12,650
6/30/93          13,708             13,708             13,091
9/30/93          14,200             14,194             13,551
12/31/93         14,411             14,400             13,738
3/31/94          13,430             13,410             12,786
6/30/94          13,614             13,587             12,948
9/30/94          13,661             13,625             12,978
12/31/94         13,455             13,395             12,764
3/31/95          14,555             14,496             13,793
6/30/95          14,810             14,737             14,014
9/30/95          15,242             15,156             14,404
12/31/95         15,941             15,825             15,031
3/31/96          15,806             15,694             14,900
6/30/96          15,953             15,828             15,026
9/30/96          16,378             16,237             15,408
12/31/96         16,852             16,696             15,837
3/31/97          16,838             16,669             15,805

          INVESTOR B CLASS      INVESTOR C CLASS     LEHMAN MUNICIPAL BOND INDEX
5/14/90        10,000                10,000                    10,000
6/30/90        10,118                10,118                    10,000
9/30/90        10,139                10,139                    10,202
12/31/90       10,513                10,513                    10,202
3/31/91        10,720                10,720                    10,202
6/30/91        10,919                10,919                    10,202
9/30/91        11,296                11,296                    11,548
12/31/91       11,708                11,708                    11,548
3/31/92        11,776                11,776                    11,548
6/30/92        12,215                12,215                    11,548
9/30/92        12,504                12,504                    12,755
12/31/92       12,744                12,744                    12,755
3/31/93        13,246                13,246                    12,755
6/30/93        13,708                13,708                    12,755
9/30/93        14,189                14,189                    14,381
12/31/93       14,385                14,385                    14,586
3/31/94        13,389                13,389                    13,786
6/30/94        13,558                13,558                    13,938
9/30/94        13,590                13,590                    14,034
12/31/94       13,365                13,365                    13,832
3/31/95        14,443                14,443                    14,810
6/30/95        14,674                14,674                    15,168
9/30/95        15,083                15,083                    15,604
12/31/95       15,739                15,739                    16,248
3/31/96        15,602                15,602                    16,052
6/30/96        15,734                15,734                    16,175
9/30/96        16,104                16,104                    16,545
12/31/96       16,522                16,522                    16,967
3/31/97        16,458                16,458                    16,927

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR         5 YEAR         FROM INCEPTION
                                    ------         ------         --------------
  Institutional Class               6.53%          7.41%             7.86%
  Service Class                     6.22%          7.20%             7.70%
  Investor A Class (Load Adjusted)  1.77%          6.07%             6.95%
  Investor A Class (NAV)            6.03%          6.94%             7.59%
  Investor B Class (Load Adjusted)  0.73%          6.49%             7.50%
  Investor B Class (NAV)            5.48%          6.92%             7.50%
  Investor C Class                  4.43%          6.92%             7.50%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/18/96; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                          PENNSYLVANIA TAX-FREE INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $86.3 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, PENNSYLVANIA STATE AND LOCAL INCOME TAX BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE SUB-ADVISOR TO BE OF COMPARABLE CREDIT QUALITY.

RECENT  PORTFOLIO  MANAGEMENT ACTIVITY:
     (BULLET) IN LIGHT OF A CAUTIOUS MARKET OUTLOOK, THE MANAGER HAS BEEN EMPHASIZING CALLABLE PREMIUM BONDS ACROSS THE YIELD CURVE DUE TO THEIR DEFENSIVE STRUCTURE AND RECENT UNDERVALUATION BY THE MARKETPLACE.

     (BULLET) PREMIUMS ALSO CAN PROVIDE MORE INCOME THAN PAR BONDS WHILE TAKING SIMILAR INTEREST RATE RISK, WHICH AIDS THE PORTFOLIO IN SEEKING TO ENHANCE DISTRIBUTABLE INCOME.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                      INVESTMENT IN THE PA TAX-FREE INCOME
                       PORTFOLIO AND LEHMAN LOCAL GO INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

      BELOW ARE THE PLOT POINTS FOR PENNSYLVANIA TAX-FREE INCOME PORTFOLIO:

            INSTITUTIONAL CLASS     SERVICE CLASS    INVESTOR A CLASS
12/01/92          10,000               10,000              9,600
12/31/92          10,080               10,080              9,626
3/31/93           10,492               10,492             10,020
6/30/93           10,809               10,809             10,322
9/30/93           11,142               11,165             10,667
12/31/93          11,324               11,341             10,841
3/31/94           10,613               10,621             10,159
6/30/94           10,746               10,746             10,284
9/30/94           10,813               10,808             10,337
12/31/94          10,545               10,533             10,069
3/31/95           11,353               11,332             10,828
6/30/95           11,614               11,585             11,064
9/30/95           11,981               11,944             11,400
12/31/95          12,483               12,439             11,867
3/31/96           12,343               12,283             11,716
6/30/96           12,448               12,379             11,802
9/30/96           12,734               12,653             12,059
12/31/96          13,058               12,966             12,353
3/31/97           13,010               12,909             12,294

                  INVESTOR B CLASS         LEHMAN LOCAL GO INDEX
12/01/92               10,000                     10,000
12/31/92               10,080                     10,124
3/31/93                10,492                     10,473
6/30/93                10,809                     10,797
9/30/93                11,170                     11,132
12/31/93               11,352                     11,309
3/31/94                10,638                     10,738
6/30/94                10,769                     10,879
9/30/94                10,824                     10,943
12/31/94               10,518                     10,790
3/31/95                11,296                     11,448
6/30/95                11,526                     11,739
9/30/95                11,859                     12,104
12/31/95               12,326                     12,517
3/31/96                12,145                     12,433
6/30/96                12,212                     12,509
9/30/96                12,455                     12,803
12/31/96               12,733                     12,141
3/31/97                12,397                     13,140

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                               1 YEAR           FROM INCEPTION
                                              -------           --------------
  Institutional Class                          5.40%               6.27%
  Service Class                                5.09%               6.07%
  Investor A Class (Load Adjusted)             0.76%               4.99%
  Investor A Class (NAV)                       4.94%               5.99%
  Investor B Class (Load Adjusted)            -0.55%               4.83%
  Investor B Class (NAV)                       4.14%               5.57%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 10/3/94. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                           NEW JERSEY TAX-FREE INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $85.2 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, NEW JERSEY STATE AND LOCAL INCOME TAX BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE SUB-ADVISOR TO BE OF COMPARABLE CREDIT QUALITY.

RECENT  PORTFOLIO  MANAGEMENT ACTIVITY:
     (BULLET) IN LIGHT OF A CAUTIOUS MARKET OUTLOOK, THE MANAGER HAS BEEN EMPHASIZING CALLABLE PREMIUM BONDS ACROSS THE YIELD CURVE DUE TO THEIR DEFENSIVE STRUCTURE AND RECENT UNDERVALUATION BY THE MARKETPLACE.

     (BULLET) PREMIUMS ALSO CAN PROVIDE MORE INCOME THAN PAR BONDS WHILE TAKING SIMILAR INTEREST RATE RISK, WHICH AIDS THE PORTFOLIO IN SEEKING TO ENHANCE DISTRIBUTABLE INCOME.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                      INVESTMENT IN THE NJ TAX-FREE INCOME
                     PORTFOLIO AND THE LEHMAN LOCAL GO INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

       BELOW ARE THE PLOT POINTS FOR NEW JERSEY TAX-FREE INCOME PORTFOLIO:

               INSTITUTIONAL CLASS     INVESTOR A CLASS    INVESTOR B CLASS    LEHMAN LOCAL GO INDEX
7/01/91              10,000                  9,550              10,000                10,000
9/30/91              10,357                  9,891              10,357                10,142
12/31/91             10,736                 10,253              10,736                10,462
3/31/92              10,775                 10,290              10,775                10,494
6/30/92              11,205                 10,701              11,205                10,904
9/30/92              11,462                 10,946              11,462                11,205
12/31/92             11,691                 11,165              11,691                11,440
3/31/93              12,098                 11,553              12,098                11,834
6/30/93              12,514                 11,951              12,514                12,200
9/30/93              12,867                 12,288              12,867                12,579
12/31/93             13,045                 12,458              13,045                12,779
3/31/94              12,370                 11,813              12,370                12,134
6/30/94              12,504                 11,942              12,504                12,292
9/30/94              12,583                 12,017              12,583                12,364
12/31/94             12,432                 11,873              12,432                12,192
3/31/95              13,195                 12,601              13,195                12,936
6/30/95              13,454                 12,848              13,454                13,265
9/30/95              13,802                 13,181              13,802                13,677
12/31/95             14,289                 13,646              14,289                14,143
3/31/96              14,158                 13,519              14,156                14,049
6/30/96              14,198                 13,546              14,184                14,134
9/30/96              14,445                 13,776              14,398                14,466
12/31/96             14,808                 14,115              14,725                14,848
3/31/97              14,768                 14,072              14,509                14,848

               LEHMAN LOCAL GO INDEX
7/01/91               10,000
9/30/91               10,142
12/31/91              10,462
3/31/92               10,494
6/30/92               10,904
9/30/92               11,205
12/31/92              11,440
3/31/93               11,834
6/30/93               12,200
9/30/93               12,579
12/31/93              12,779
3/31/94               12,134
6/30/94               12,292
9/30/94               12,364
12/31/94              12,192
3/31/95               12,936
6/30/95               13,265
9/30/95               13,677
12/31/95              14,143
3/31/96               14,049
6/30/96               14,134
9/30/96               14,466
12/31/96              14,848
3/31/97               14,848

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR         5 YEAR         FROM INCEPTION
                                   -------         ------         --------------
  Service Class                     4.26%          6.51%             7.02%
  Investor A Class (Load Adjusted) -0.07%          5.60%             6.21%
  Investor A Class (NAV)            4.09%          6.45%             6.97%
  Investor B Class (Load Adjusted) -1.15%          5.91%             6.68%
  Investor B Class (NAV)            3.51%          6.34%             6.87%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; AND INVESTOR B SHARES, 7/2/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                              OHIO TAX-FREE INCOME
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL ASSETS (3/31/97):
     $10.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, OHIO STATE AND LOCAL INCOME TAX BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE SUB-ADVISOR TO BE OF COMPARABLE CREDIT QUALITY.

RECENT  PORTFOLIO  MANAGEMENT ACTIVITY:
     (BULLET) IN LIGHT OF A CAUTIOUS MARKET OUTLOOK, THE MANAGER HAS BEEN EMPHASIZING CALLABLE PREMIUM BONDS ACROSS THE YIELD CURVE DUE TO THEIR DEFENSIVE STRUCTURE AND RECENT UNDERVALUATION BY THE MARKETPLACE.

     (BULLET) PREMIUMS ALSO CAN PROVIDE MORE INCOME THAN PAR BONDS WHILE TAKING SIMILAR INTEREST RATE RISK, WHICH AIDS THE PORTFOLIO IN SEEKING TO ENHANCE DISTRIBUTABLE INCOME.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                      INVESTMENT IN THE OH TAX-FREE INCOME
                     PORTFOLIO AND THE LEHMAN LOCAL GO INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                      CHART
                                [GRAPHIC OMITTED]

          BELOW ARE THE PLOT POINTS FOR OHIO TAX-FREE INCOME PORTFOLIO:

           INSTITUTIONAL CLASS SERVICE CLASS INVESTOR A CLASS INVESTOR B CLASS
12/01/92          10,000          10,000           9,600          10,000
12/31/92          10,010          10,010           9,560          10,010
 3/31/93          10,270          10,270           9,808          10,270
 6/30/93          10,561          10,561          10,086          10,561
 9/30/93          10,907          10,907          10,420          10,911
12/31/93          11,024          11,014          10,529          11,025
 3/31/94          10,346          10,330           9,881          10,347
 6/30/94          10,442          10,420           9,973          10,443
 9/30/94          10,498          10,469          10,026          10,499
12/31/94          10,310          10,276           9,843          10,281
 3/31/95          11,076          11,033          10,568          11,018
 6/30/95          11,300          11,249          10,774          11,211
 9/30/95          11,625          11,565          11,075          11,503
12/31/95          12,145          12,073          11,560          11,985
 3/31/96          11,950          11,870          11,361          11,756
 6/30/96          12,046          11,957          11,440          11,815
 9/30/96          12,335          12,234          11,700          12,061
12/31/96          12,646          12,533          11,981          12,330
 3/31/97          12,612          12,490          11,936          12,014

            LEHMAN LOCAL GO INDEX
12/01/92          10,000
12/31/92          10,124
 3/31/93          10,473
 6/30/93          10,797
 9/30/93          11,232
12/31/93          11,309
 3/31/94          10,738
 6/30/94          10,879
 9/30/94          10,943
12/31/94          10,790
 3/31/95          11,448
 6/30/95          11,739
 9/30/95          12,104
12/31/95          12,517
 3/31/96          12,433
 6/30/96          12,509
 9/30/96          12,803
12/31/96          13,141
 3/31/97          13,140

                        FOR PERIOD ENDING MARCH 31, 1997
  ------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                               1 YEAR           FROM INCEPTION
                                               ------           --------------
  Institutional Class                          5.40%                 5.50%
  Service Class                                5.23%                 5.27%
  Investor A Class (Load Adjusted)             0.85%                 4.29%
  Investor A Class (NAV)                       5.05%                 5.29%
  Investor B Class (Load Adjusted)            -0.38%                 4.08%
  Investor B Class (NAV)                       4.31%                 4.82%
  ------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 10/13/94. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios -- 4.00%; Government Income and Managed Income Portfolios -- 4.50%; Low Duration Bond Portfolio -- 3.00%; and International Bond Portfolio -- 5.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. PAMG and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   --------  --------   --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 11.0%
   Refcorp STRIPS
     6.33%                         10/15/98   $1,250    $  1,135,725
   Tennessee Valley Authority
     8.37%                         10/01/99    2,000       2,082,500
   U.S. Treasury Notes
     6.25%***                      03/31/99    8,880       8,848,749
     6.50%                         08/31/01    4,775       4,731,452
     6.62%                         02/15/03    6,270       6,244,794
                                                        ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $23,159,281)                                      23,043,220
                                                        ------------
MORTGAGE PASS-THROUGHS -- 26.3%
   Federal Home Loan Mortgage
     Corporation
     7.25%                         10/01/03       12          11,745
     7.37%                         03/01/06      190         188,718
     7.25%                         07/01/06       83          82,643
     7.25%                         06/01/08      101         100,333
     8.25%                         06/01/09      146         148,650
     8.00%                         09/01/11      323         329,199
     8.75%                         01/01/13      220         226,338
     8.00%                         10/01/17      462         470,803
     6.27%                         03/01/20    4,012       3,936,878
     6.08%                         08/01/20    5,105       5,003,090
   Federal National Mortgage Association
     6.20%                         02/26/01    6,630       6,436,956
     6.00%                         01/01/04    3,926       3,810,245
     6.00%                         02/01/04    2,504       2,429,375
     7.00%                         06/01/04    5,022       4,997,381
     6.50%                         10/01/05    1,904       1,881,089
    16.68%                         10/25/06      305         315,809
     7.50%                         04/01/09    2,989       3,002,694
     8.50%                         12/01/10    4,606       4,722,752
     6.09%                         03/01/25    5,963       5,851,305
     6.33%                         01/01/29    1,640       1,609,357
     6.08%                         02/01/31    3,106       3,062,503
   Government National Mortgage
     Association
     8.25%                         01/15/09    6,488       6,628,602
                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $56,064,693)                                      55,246,465
                                                        ------------

MULTIPLE CLASS MORTGAGE
PASS-THROUGHS -- 2.0%
   Federal Home Loan Mortgage
     Corporation, Series 64, Class A (PO)
     7.39%                         12/15/23      933         905,397
   Federal National Mortgage Association,
     Series 90-60, Class J
     8.40%                         04/25/19      126         125,769
   Federal National Mortgage Association,
     Series 93-108, Class B (PO)
     5.65%                         12/25/16    1,259       1,212,887
   Federal National Mortgage Association,
     Series 94-39, Class PB
     5.75%                         06/25/12    1,787       1,771,427
   Kidder Peabody Mortgage Assets Trust,
     Series 14, Class B
     9.45%                         05/01/13        2           2,387
   Morgan Stanley Capital I, Series 86-C,
     Class U4
     9.00%                         11/01/06      294         297,081
                                                        ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $4,343,071)                                        4,314,948
                                                        ------------

                                                PAR
                                   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 11.7%
   Bear Stearns Mortgage Securities Inc.,
     Series 96-6, Class A2
     7.00%                         11/20/26   $5,218     $ 5,113,640
   MLCC Mortgage Investors, Inc.,
     Series 96-B, Class A
     5.77%**                       07/15/21    4,719       4,736,949
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.00%**                       09/15/21    7,378       7,405,674
   Prudential Home Mortgage Securities,
     Series 94-19, Class A2
     7.05%                         05/25/24    3,212       3,206,625
   Salomon Brothers Mortgage Securities
     Inc., Series 96-6B, Class A1
     6.04%                         04/15/23    2,106       2,102,207
   Salomon Brothers Mortgage Securities
     Inc., Series 96-6G, Class A1
     5.62%                         04/15/23    2,003       1,999,209
                                                        ------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $24,639,072)                                      24,564,304

                                                        ------------
ASSET BACKED SECURITIES -- 47.9%
   Associates Manufactured Housing
     Pass Through, Series 96-1, Class A1
     6.20%                         03/27/03    1,949       1,949,347
   Banc One Auto Grantor Trust,
     Series 96-A, Class A
     6.10%                         10/15/02    2,782       2,774,550
   Banc One Auto Grantor Trust,
     Series 96-B, Class A
     6.55%                         02/12/03    1,604       1,607,417
   Chase Manhattan Auto Owner Trust,
     Series 96-C, Class A3
     5.95%                         11/15/00    2,510       2,488,570
   Chase Manhattan Auto Owner Trust,
     Series 97-A, Class A3
     6.25%                         11/15/00    2,400       2,382,000
   Chase Manhattan Grantor Trust,
     Series 95-A, Class A
     6.00%                         09/17/01    2,720       2,711,130
   Chase Manhattan Grantor Trust,
     Series 96-A, Class A
     5.20%                         02/15/02    4,884       4,813,845
 6.61%                             09/16/02    3,257       3,258,039
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                         07/15/03    4,033       3,990,771
   Chevy Chase Auto Receivables Trust,
     Series 97-1
     6.60%                         10/15/03    3,800       3,791,687
   Daimler-Benz Vehicle Trust,
     Series 96, Class A
     5.85%                         07/20/03    3,682       3,654,915
   EQCC Home Equity Loan Trust,
     Series 94-1, Class A
     5.80%                         03/15/09    2,653       2,543,361
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                         03/15/02    2,366       2,366,577
   Fifth Third Bank Asset Trust,
     Series 96, Class A(DOUBLE DAGGER)
     6.20%                         09/15/01    3,366       3,357,533
   First Security Auto Grantor Trust,
     Series 97-A, Class A
     6.30%                         08/15/03    6,325       6,307,211

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
ASSET BACKED SECURITIES (CONTINUED)
   Ford Credit Auto Lease Trust,
     Series 96-1, Class A
     5.80%                         05/15/99   $4,200     $ 4,168,500
   Ford Credit Grantor Trust, Series 95-B,
     Class A
     5.90%                         10/15/00    1,505       1,496,512
   General Motors Acceptance
     Corporation Grantor Trust,
     Series 95-A, Class A
     7.15%                         03/15/00    5,432       5,469,337
   General Motors Acceptance
     Corporation Grantor Trust,
     Series 97-A, Class A
     7.13%                         04/01/20    7,586       7,498,273
   Honda Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.20%                         12/15/00    3,343       3,339,962
   New York City Trust, Series 96-1,
     Class A
     6.81%                         05/25/05    2,842       2,838,551
   Nissan Auto Receivable Grantor Trust,
     Series 95-A, Class A
     6.10%                         08/15/01    4,719       4,704,037
   Olympic Automobile Receivables Trust,
     Series 97-A, Class A2
     6.12%                         08/15/00    4,400       4,391,750
   People's Bank Credit Card Master Trust,
     Series 96-1, Class A
     5.58%**                       11/15/04    6,200       6,198,834
   Premier Auto Trust, Series 93-2,
     Class A3
     4.90%                         10/15/98      176         174,465
   Premier Auto Trust, Series 93-6,
     Class A2
     4.65%                         11/02/99    1,529       1,507,810
   Student Loan Marketing Association,
     Series 97-1, Class A2
     5.50%                         01/25/10    6,000       5,992,500
   The Money Store Business Loan
     Backed Certification, Series 97-1,
     Class A
     6.40%**                       04/15/28    5,100       5,109,562
                                                        ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $101,425,703)                                    100,887,046
                                                        ------------
CORPORATE BONDS -- 2.7%
   Banco Internacio
     6.05%                         07/16/01    1,968       1,954,546
   Lehman Brothers Holdings
     7.00%                         05/13/99    3,650       3,668,237
                                                        ------------
TOTAL CORPORATE BONDS
  (Cost $5,649,174)                                        5,622,783
                                                        ------------

SHORT TERM INVESTMENTS -- 0.7%
   Federal Home Loan Bank Discount
     Notes
     5.80%                         04/08/97    1,500       1,500,000
   Smith Barney Money Market Fund                180         180,343
                                                        ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,680,276)                                        1,680,343
                                                        ------------




                                                           VALUE
                                                      ---------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $216,961,270*)                        102.3%    $215,359,109
                                                        ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS                                (2.3%)     (4,942,472)
                                               -----    ------------
NET ASSETS  (Applicable to
   12,981,400  Institutional  shares,
   8,441,863  Service shares,
   102,106 Investor A shares,
   4,305 Investor B shares and
   3,239 Investor C shares
   outstanding)                               100.0%     $210,416,637
                                              ======     ============
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($210,342,908 (DIVIDE) 21,525,369)                            $9.77
                                                                =====
OFFERING PRICE PER
  INSTITUTIONAL AND SERVICE
  SHARE                                                         $9.77
                                                                =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.77 (DIVIDE) .970)                                        $10.07
                                                               ======
NET ASSET VALUE, OFFERING
  PRICE AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($42,068 (DIVIDE) 4,305)                                      $9.77
                                                                =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 1.0%) PER
  INVESTOR C SHARE
  ($31,661 (DIVIDE) 3,239)                                      $9.77
                                                                =====

----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                        $     119,277
   Gross unrealized depreciation                           (1,721,438)
                                                        =============
                                                        $  (1,602,161)
                                                        =============

**  Rates shown are the rates as of March 31, 1997.

*** Partial principal in the amount of $2,200,000 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral is $200,000 on 40 long U.S. Treasury Notes future contracts expiring June 1997. The value of such contracts on March 31, 1997 was $8,185,000, thereby resulting in an unrealized loss of $86,875.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 28.3%
   Small Business Administration
     Participation Certificates
     7.25%                         08/01/16   $2,958     $ 2,919,698
   Small Business Administration
     6.67%                         02/10/06    2,800       2,651,250
     7.35%                         08/01/06    2,500       2,463,281
     7.20%                         10/01/16    1,700       1,674,394
   U.S. Treasury Bonds
     12.75%                        11/15/10    3,840       5,241,561
     13.87%                        05/15/11    2,175       3,162,820
   U.S. Treasury Notes
     6.25%                         03/31/99    8,295       8,265,801
     6.37%                         03/31/01    2,200       2,174,502
     6.62%***                      07/31/01    3,345       3,331,553
     6.12%                         12/31/01    1,550       1,511,591
     6.25%                         02/28/02      400         391,564
     6.50%                         10/15/06      950         921,148
   U.S. Treasury Notes (CPI)
     3.37%                         01/15/07    6,466       6,356,698

                                                        ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $41,900,941)                                      41,065,861
                                                        ------------
MORTGAGE PASS-THROUGHS -- 30.0%
   Federal Home Loan Mortgage
     Corporation 15 Year
     7.00%                         05/01/02      349         341,068
   Federal Home Loan Mortgage
     Corporation
     7.00%                         05/01/16    1,395       1,390,091
     8.00%                         06/01/17    1,501       1,511,701
     6.50%                         01/24-06/26 4,217       3,928,326
   Federal Home Loan Mortgage
     Corporation ARM
     6.13%**                       09/01/20    3,588       3,515,882
     6.08%**                       05/01/30    4,503       4,413,387
   Federal Housing Association, USGI
     7.46%                         05/01/21    1,908       1,905,524
   Federal National Mortgage Association
     10 Year
     6.00%                         11/03-02/04 4,457       4,305,791
   Federal National Mortgage Association
     6.50%                         10/01/05    1,392       1,375,722
     6.50%                         10/25/03    5,556       5,406,089
     8.50%                         12/01/10    3,593       3,697,654
     7.26%                         01/25/11    2,000       1,996,250
   Federal National Mortgage Association
     Multi 7-Year
     7.77%                         07/01/01    3,300       3,356,159
   Government National Mortgage
     Association 15 Year
     7.00%                         11/15/07    1,072       1,059,076
   Government National Mortgage
     Association
     9.00%                         11/15/17    4,293       4,514,548
     7.00%                         04/15/26      773         755,903
                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $44,115,102)                                      43,473,171
                                                        ------------


                                                PAR
                                   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 8.7%
   Collateralized Mortgage Obligation
     Trust, Series 36, Class A (PO)
     5.00%                         10/25/17   $  950      $  698,252
   Community Program Loan Trust,
     Series 87, Class A
     4.50%                         10/01/18    4,500       3,736,406
   Federal National Mortgage Association,
     Series 96-T6, Class D
     6.72%                         02/26/01    5,458       5,377,436
   Federal National Mortgage Association,
     Series 93, Class A, (PO)
     6.00%                         11/25/17    1,105       1,027,738
   Federal National Mortgage Association,
     Series 93, Class B, (PO)
     5.00%                         08/25/22    1,918       1,718,560
                                                        ------------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $12,873,748)                                      12,558,392
                                                        ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 0.6%
   Structured Asset Securities Corp.,
     Series 96, Class A1B
     5.75%                         02/25/28      823        813,556
   (Cost $823,274)                                     ------------

ASSET BACKED SECURITIES -- 28.6%
   DISCOVER CARD MASTER TRUST,
     SERIES 94-2, CLASS A
     5.78%**                       04/15/97    3,050      3,076,129
   HFC Home Equity Loan Asset Backed
     Certificates, Series 93-1, Class A
     4.75%                         05/20/08      759        754,189
   Associates Corporation, Series 96-1,
     Class A1
     6.20%                         03/15/27    1,758      1,758,235
   Chase Manhattan Auto Owner Trust,
     Series 96-C, Class A3
     5.95%                         11/15/00    1,565      1,551,638
   Chase Manhattan Auto Owner Trust,
     Series 97A, Class A3(DOUBLE DAGGER)
     6.25%                         11/15/00    1,500      1,488,750
   Chevy Chase Auto Receivables Trust,
     Series 96-1, Class A
     6.60%                         12/15/02    1,729      1,730,955
   Daimler-Benz Vehicle Trust,
     Series 96-A, Class A
     5.85%                         07/20/03    3,596      3,569,917
   Fifth Third Bank Asset Trust,
     Series 96, Class A
     6.20%                         09/15/01    3,366      3,357,533
   General Motors Acceptance
     Corporation, Series 12
     7.43%                         12/01/21    1,645      1,644,528
   Green Tree Financial Corp.
     Series 95-7, Class A2
     6.15%                         11/15/26    1,700      1,697,875
   Green Tree Financial Corp.
     Series 95-8, Class A5
     6.90%                         12/15/26      800        783,875
   Green Tree Financial Corp.
     Series 96-7, Class A1
     6.00%                         10/15/27    1,873      1,870,364

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
ASSET BACKED SECURITIES (CONTINUED)

   MBNA MASTER CREDIT CARD TRUST,
     SERIES 97-B, CLASS A
     5.59%                         08/15/14   $2,500     $ 2,495,313
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     5.81%                         09/15/21    3,873       3,887,979
   New York City Tax Lien Trust,
     Series 96-1, Class A
     6.81%                         05/25/05    2,417       2,414,400
   Security Pacific Home Equity Loan,
     Series 91-1, Class B
     8.85%                         05/15/98    2,100       2,153,156
   Student Loan Marketing Association,
     Series 97-1, Classs A2
     5.84%**                       01/25/10    2,600       2,596,750
   The Money Store Home Equity Trust,
     Series 95-A3, Class A8
     8.12%                         06/15/15    1,473       1,506,219
   Union Acceptance Corp.,
     Series 96, Class A
     5.40%                         04/07/03    3,211       3,162,555
                                                        ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $41,630,557)                                      41,500,360
                                                        ------------
MUNICIPAL BONDS -- 1.3%
   Stanislaus County Taxable Pension
     Obligation
     7.15%                         08/15/13    2,000       1,915,000
   (Cost $2,000,000)
                                                        ------------
SHORT TERM INVESTMENTS -- 3.6%
   Federal Home Loan Bank Notes
     5.80%**                       04/08/97    1,000       1,000,000
     4.90%                         04/27/97    3,000       2,970,000
   Smith Barney Money Market Fund              1,234       1,233,868
                                                        ------------

  TOTAL SHORT TERM INVESTMENTS
  (COST $5,191,647)                                        5,203,868
                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $148,535,269*)                       101.1%     146,530,208

LIABILITIES IN EXCESS OF OTHER
   ASSETS                                      (1.1%)     (1,534,801)
                                              ------    ------------
NET ASSETS  (Applicable  to 9,273,242
   Institutional  shares,  4,844,094
   Service shares, 571,341 Investor A
   shares, 2,703 Investor B shares and
   1,276 Investor C shares outstanding)       100.0%    $144,995,407
                                              ======    ============

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($144,956,143 (DIVIDE) 14,688,677)                           $9.87
                                                               =====

  OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                            $9.87
                                                               =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.87 (DIVIDE) .960)                                       $10.28
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($26,672 (DIVIDE) 2,703)                                     $9.87
                                                               =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 1.0%) PER
  INVESTOR C SHARE
  ($12,592 (DIVIDE) 1,276)                                     $9.87
                                                               =====

----------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES. THE GROSS UNREALIZED APPRECIATION (DEPRECIATION) ON A TAX BASIS IS AS FOLLOWS:
    Gross unrealized appreciation                      $     103,297
    Gross unrealized depreciation                         (2,108,358)
                                                       -------------
                                                       $  (2,005,061)
                                                       =============
**  Rates shown are the rates as of March 31, 1997.

*** Partial principal in the amount of $2,100,000 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral is $200,000 on 136 long U.S. Treasury Notes and 43 short U.S. Treasury Bonds future contracts expiring June 1997. The value of such contracts on March 31, 1997 was $18,830,875, thereby resulting in an unrealized loss of $282,625.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO


                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
U.S. GOVERNMENT & AGENCY
  SECURITIES -- 17.9%
   Small Business Administration,
     Series 96, Class A
     6.67%                         02/10/06   $ 3,100   $  2,935,312
   Small Business Administration,
     Series 96, Class C
     7.35%                         08/10/06     3,000      2,955,937
   Small Business Administration,
     Series 96-20H, Class 1
     7.25%                         08/01/16     3,944      3,892,931
   U.S. Treasury Bonds
     12.75%***                     11/15/10     2,395      3,269,151
    13.87%                         05/15/11     4,750      6,907,307
   U.S. Treasury Notes
     6.25%***                      03/31/99    10,865     10,826,754
     6.87%                         07/31/99     7,400      7,458,237
     6.25%                         01/31/02       960        940,368
    #6.25%                         02/02/02     5,775      5,653,205
   U.S. Treasury Notes (CPI)
     3.37%                         01/15/07    14,579     14,332,766
                                                       -------------
TOTAL U.S. GOVERNMENT &
  AGENCY SECURITIES
  (Cost $60,329,256)                                      59,171,968
                                                       -------------
MORTGAGE PASS-THROUGHS -- 17.2%
   Federal Home Loan Mortgage
     Corporation COFI ARM
     6.08%                         08/01/31     12,346    12,114,419
   Federal Home Loan Mortgage
     Corporation
     6.50%                         08/20-02/25   9,675     9,250,928
     7.00%                         09/01/25      1,759     1,686,805
     8.00%                         11/01/08        959       971,293
     9.00%                         12/16-06/21   1,345     1,411,636
   Federal Home Loan Mortgage
     Corporation 15 Year
     8.50%                         10/15/98         50        51,999
     9.00%                         09/97-12/01     171       176,678
     9.50%                         01/01/05        512       529,991
   Federal Housing Adminisration, USGI,
     Series 2056
     7.46%                         05/01/21      2,271     2,268,481
   Federal National Mortgage Association
     10 Year
     6.00%                         02/01/04      3,318     3,192,674
   Federal National Mortgage Association
     Multi-family
     6.50%                         10/25/03      1,800     1,727,437
     7.26%                         01/25/11      2,000     1,996,250
   Federal National Mortgage Association
     7.50%                         05/09-10/10   5,415     5,442,255
     8.00%                         03/01/08      4,596     4,673,718
     8.50%                         12/01/10      5,067     5,214,641
   Federal National Mortgage Association
     15 Year
     9.50%                         03/01/05         21        22,199
   Government National Mortgage
     Association 15 Year
     7.50%                         04/07-12/07   2,228     2,241,673
     8.00%                         05/15/99        153       156,960
   Government National Mortgage
     Association
     9.00%                         11/15/17      3,578     3,805,726
                                                       -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $57,607,518)                                      56,935,763
                                                       -------------

                                               PAR
                                   MATURITY   (000)          VALUE
                                   -------- ---------- ----------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 10.2%
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                         10/01/18   $ 4,800   $  3,985,500
   Federal Home Loan Mortgage
     Corporation, Series T-2, Class A
     7.00%                         01/25/21     2,194      2,106,105
   Federal National Mortgage
     Association, Series 96-T, Class C
     6.20%                         02/26/01     7,897      7,667,551
   Federal National Mortgage
     Association, Series 96-T, Class D
     6.72%                         02/26/01     9,258      9,121,558
   Federal National Mortgage
     Association, Series 267,
     Class 1 (PO)
     6.75%                         10/01/24     3,383      2,330,081
   Federal National Mortgage
     Association, Series 89-16,
     Class B (PO)
     5.56%                         03/25/19     1,826      1,332,676
   Federal National Mortgage
     Association, Series 93-117, Class B (PO)
     6.26%                         08/22/22     4,751      4,239,848
   Salomon Brothers, Series 96-6B,
     Class A1
     5.78%                         04/15/23     1,436      1,433,323
   Salomon Brothers, Series 96-6G,
     Class A1
     5.85%                         04/15/23     1,405      1,402,140
                                                       -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $34,548,165)                                      33,618,782
                                                       -------------
CORPORATE BONDS -- 24.6%
FINANCE -- 10.9%

   AMERICAN SAVINGS BANK
     6.62%                         02/15/06     1,350     1,261,864
   Associates Corp., N.A.
     6.68%                         09/17/99     3,000     2,984,207
   Bear Stearns Capital Trust I
     7.00%**                       01/15/02     3,300     3,237,432
   Chase Manhattan Corp.
     6.62%                         01/15/98     1,000     1,002,224
   Coca-Cola Enterprises
     5.71%                         03/18/37     3,900     3,886,350
   Credit Suisse First Boston
     7.75%                         05/15/06     1,000     1,009,786
   Crestar Financial Capital Trust I
     8.16%                         12/15/26     2,700     2,586,746
   Crestar Financial Corp.
     8.25%                         07/15/02     1,800     1,855,620
   Equitable Surplus Note
     6.95%                         12/01/05     1,000       956,251
   First Maryland Capital Trust I
     6.71%**                       01/15/27     3,300     3,321,780
   Goldman Sachs Group LP
     6.25%                         02/01/03     2,000     1,892,250
   J.P. Morgan & Co.
     6.92%**                       02/15/12     2,500     2,440,625

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   MBNA Capital I, Series A
     8.27%                         12/01/26  $ 1,000      $  957,344
   Meridian Bancorp.
     6.62%                         06/15/00    1,500       1,481,238
   Morgan Stanley Group, Inc.
     5.62%                         03/01/99      750         735,498

   PAINE WEBBER, INC.
     7.87%                         02/15/03    1,500       1,518,936
   Salomon Brothers, Inc.
     8.90%                         02/15/00      500         522,443
   U.S. Bancorp. Putable Asset Trust
     5.71%**                       11/15/99    4,300       4,301,127
                                                       -------------
                                                          35,951,721
                                                       -------------
INDUSTRIAL -- 4.6%
   Anixter, Inc.
     8.00%                         09/17/03    2,750       2,763,069
   Ikon Capital Resources
     6.93%                         06/07/99    2,400       2,404,625
   ITT Corp.
     6.75%                         11/15/03    3,000       2,839,517
   Mobile Energy Services Co.,
     1st Mortgage Bond
     8.66%                         01/01/17      482         479,783
   News America Holdings
     8.50%                         02/15/05    3,000       3,132,505
   RJR Nabisco, Inc.
     6.70%                         06/15/02    2,400       2,329,172
     6.85%                         06/15/05      300         286,095
     7.05%                         07/15/07      450         429,492
   Texaco Capital Co.
     9.00%                         12/15/99      500         527,500
                                                        -------------
                                                          15,191,758
                                                        -------------
UTILITY -- 4.6%
   CSW Energy
     6.87%                         10/01/01    3,000       2,940,359
   Pennsylvania Power & Light
     9.25%                         10/01/19    3,100       3,270,500
   PECO Energy Co.
     5.62%                         11/01/01    3,075       2,891,716
   Potomac Capital Investment
     Management
     7.05%                         10/02/01    2,550       2,516,005
     6.80%                         11/01/01    1,300       1,269,974
   Texas Utilities Electric Co.
     7.37%                         08/01/01    2,500       2,519,872
                                                       -------------
                                                          15,408,426
                                                       -------------
YANKEE -- 4.5% Crown Cork & Seal, S.A.
     6.75%                         12/15/03    3,000       2,900,560
   Quebec Province
     9.00%                         05/08/01    2,150       2,271,429
   London Insurance
     6.87%                         09/15/05    1,000         954,288
   Tenaga Nasional Berhad
     7.87%                         06/15/04    3,500       3,563,491
   Vattenfall Treasury
     6.00%                         06/10/98    5,200       5,170,015
                                                       -------------
                                                          14,859,783
                                                       -------------
TOTAL CORPORATE BONDS
  (Cost $82,600,326)                                      81,411,688
                                                       -------------


                                               PAR
                                   MATURITY   (000)         VALUE
                                   -------- ---------- ----------------
ASSET BACKED SECURITIES -- 34.1%
   Amresco Residential Securities
     Mortgage Loan Trust, Series 91-1,
     Class A
     8.10%                         04/26/26   $ 2,618    $ 2,588,096
   Associates Manufactured Housing,
     Series 96-1, Class  A
     6.20%                         12/01/98     2,446      2,446,240
   Associates Manufactured Housing,
     Series 96-1, Class  B
     8.00%                         02/01/14     2,500      2,484,766
   Banc One Auto Grantor Trust,
     Series 96-B, Class A(DOUBLE DAGGER)
     6.55%                         02/15/03     3,466      3,472,020
   Chase Manhattan Auto Owner Trust,
     Series 96-C, Class A3
     5.95%                         11/15/00     2,035      2,017,625
   Chase Manhattan Auto Owner Trust,
     Series 97-A, Class A3
     6.25%                         11/15/00     2,100      2,084,250
   Chevy Chase Auto Receivables Trust,
     Series 96-1, Class A
     6.60%                         12/15/02     3,909      3,913,463
   Daimler Benz Vehicle Trust,
     Series 96-A, Class A
     5.85%                         07/20/03     9,162      9,094,788
   EQCC Home Equity Loan Trust,
     Series 94-1, Class A
     5.80%                         03/15/09     3,585      3,436,974
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                         03/15/02     5,442      5,443,127
   Fifth Third Bank Asset Trust,
     Series 96, Class A
     6.20%                         09/15/01     4,222      4,212,178
   First Bank Corporate Card Master
     Trust, Series 97-1, Class A
     6.40%                         02/15/03     3,265      3,182,355
   Fleet Finance Home Equity Trust,
     Series 91-2, Class B
     8.65%                         10/15/06     1,350      1,374,891
   Ford Credit Auto Lease Trust,
     Series 96-1, Class A
     5.80%                         05/15/99     5,000      4,962,500
   General Motors Acceptace Corp.
     7.43%                         12/01/21     3,290      3,289,056
   Green Tree Financial Corp.,
     Series 94-4, Class A1
     6.55%                         07/15/19       250        249,734
   Green Tree Financial Corp.,
     Series 94-5, Class A1
     6.60%                         11/15/19       369        369,562
   Green Tree Financial Corp.,
     Series 94-A, Class A
     6.90%                         02/15/04       925        917,224
   Green Tree Financial Corp.,
     Series 94-B, Class B
     7.85%                         07/15/04     3,008      3,026,562
   Green Tree Financial Corp.,
     Series 95-8, Class A5
     6.90%                         12/15/26     1,600      1,567,750
   Green Tree Financial Corp.,
     Series 95-A, Class A1
     7.25%                         07/15/05     5,376      5,323,818
   Green Tree Financial Corp.,
     Series 96-10, Class B1
     7.24%                         03/15/07     2,900      2,795,781

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 96-9, Class B1
     7.65%                         12/20/27   $ 2,400    $ 2,341,500
   HFC Home Equity Loan Asset Backed
     Certificates, Series 93-1, Class A3
     4.75%                         05/20/08     1,465      1,455,451
   MBNA Master Credit Card Trust,
     Series 97-B, Class A
     5.53%**                       08/15/14     5,500      5,489,687
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     5.81%**                       12/15/21     1,383      1,388,564
   MMCA Automobile Trust, Series 95-1,
     Class A
     5.70%                         11/15/00     1,497      1,489,772
   New York City Tax Lien Trust,
     Series 96-1A, Class A
     6.81%                         05/25/05     2,090      2,088,130
   Olympic Automobile Receivables Trust,
     Series 97-A, Class A2
     6.12%                         08/15/00     4,100      4,092,312
   People's Bank Credit Card Master
     Trust Series 1996-1, Class A
     5.58%**                       11/15/04     3,300      3,299,380
   Sears Credit Account Master Trust,
     Series 96-4, Class A
     6.45%                         10/15/06     2,585      2,532,863
   Student Loan Marketing Association,
     Series 97-1
     6.05%**                       10/25/11     3,600      3,600,000
   Student Loan Marketing Association,
     Series 97-1, Class A1
     5.65%**                       10/25/05     1,500      1,499,063
   Student Loan Marketing Association,
     Series 97-1, Class A2
     5.84%**                       01/25/10     10,000     9,987,500
   The Money Store Home Equity Trust,
     Series 95-A3, Class A8
     8.12%                         06/15/15     2,104      2,151,742
   Union Acceptance Corp., Series 96-A,
     Class A
     5.40%                         04/07/03     3,308      3,257,432
                                                       -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $113,713,765)                                    112,926,156
                                                       -------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 2.3%
   CBA Mortgage Corp., Series 93-C1,
     Class B
     7.77%                         12/25/03     1,000      1,011,094
   Commerical Manufacturing Acceptance
     Corp., Series 96-C2, Class A
     7.06%**                       09/15/23     2,581      2,547,100

   MERRILL LYNCH MORTGAGE INVESTORS, INC.,
     SERIES 95-C1, CLASS C
     7.46%**                       05/25/15     1,200      1,184,440
   Resolution Trust Corp., Series 93-C3,
     Class D
     7.10%                         12/25/24     2,011      1,978,496
   Structured Asset Securities Corp.,
     Series 95-4, Class A
     5.75%                         02/25/28       847        837,485
                                                       -------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $7,653,015)                                        7,558,615
                                                       -------------


                                                PAR
                                   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MUNICIPAL BONDS -- 0.9%
   New York City Taxable Series E
     6.55%                         08/01/00   $ 2,900  $   2,852,875
   (Cost $2,900,000)                                   -------------

SHORT TERM INVESTMENTS -- 0.9%

   FEDERAL HOME LOAN BANK NOTES
     5.80%                         04/08/97     1,000      1,000,000
     4.90%                         04/28/97     2,000      1,980,000
   Smith Barney Money Market Fund                  69         69,392
                                                       -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,040,745)                                        3,049,392
                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $362,392,790*)                        108.1%    357,525,239

LIABILITIES IN EXCESS OF OTHER
   ASSETS                                       (8.1%)   (26,785,622)
                                               ------  -------------
NET ASSETS (Applicable to 30,474,331
   Institutional shares, 5,170,567
   Service shares and 107,069
   Investor A shares outstanding)              100.0%  $330,739,617
                                               ======  ============

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($330,739,617 (DIVIDE) 35,751,967)                          $9.25
                                                              =====
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                           $9.25
                                                              =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.25 (DIVIDE) 0.960)                                      $9.64
                                                              =====

------------------------
* Also cost for Federal Income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                     $     261,276
    Gross unrealized depreciation                        (5,128,827)
                                                      -------------
                                                      $  (4,867,551)
                                                      =============

**  Rates shown are the rates as of March 31, 1997.

*** Partial principal in the amount of $25,410,000 has been pledged as collateral for reverse repurchase agreements. Also pledged as collateral for reverse repurchase agreements are $1,210,000 of U.S. Treasury Notes at a rate of 6.25% with a maturity of 07/31/01. These securities were sold and will settle 04/02/97.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $250,000 on 172 long U.S. Treasury Notes and 42 short U.S. Treasury Bonds future contracts expiring June 1997. The value of such contracts on March 31, 1997 was $22,534,891, thereby resulting in an unrealized loss of $418,766.

#  Total or partial securities on loan.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             SCHEDULE OF INVESTMENTS
                               CORE BOND PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 52.6%
   Federal Housing Administration East
     Point Chelsea
     10.25%                        05/01/33    $   98    $   104,281
   Federal Housing Administration GNMA
     9.00%                         10/15/24       480        499,790
     9.50%                         11/15/26       616        661,497
   Federal National Mortgage Association
     5.25%                         03/25/98       500        495,945
     7.55%                         04/22/02       250        256,822
     5.80%                         12/10/03     1,000        938,150
   Small Business Administration,
     Series 96-1, Class C
     7.35%                         08/10/06     3,350      3,300,797
   Small Business Administration,
     Series 97-10, Class A
     7.08%                         02/10/07     2,000      1,917,187
   Small Business Administration,
     Series 1997-20B
     7.10%                         02/01/17     2,625      2,545,840
   Student Loan Marketing Association
     Series 1997-1, Class CTFS
     6.05%**                       10/25/11     2,500      2,500,000
   Student Loan Marketing Association
     Series 1996-4, Class A1
     5.60%**                       07/25/04     3,955      3,951,410
   U.S. Treasury Bonds
     12.50%                        08/15/14     4,590      6,588,211
      7.00%                        05/13/26    11,330     10,844,934
     #6.75%                        08/15/26    21,709     20,595,328
      6.50%                        11/15/26     1,355      1,248,592
      6.62%                        02/15/27     5,065      4,773,661
   U.S. Treasury Notes
     5.87%                         01/31/99    11,100     11,001,320
     6.25%***                      03/31/99    57,490     57,287,629
    #5.87%                         11/15/99    15,670     15,421,159
     6.37%                         03/31/01    30,555     30,200,864
     6.50%                         08/31/01     9,760      9,670,989
    #6.12%                         12/31/01     7,530      7,343,406
     6.62%                         03/31/02    14,410     14,328,584
   U.S. Treasury Notes (CPI)
     3.37%                         01/15/07    21,258     20,899,052
                                                        ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $230,596,361)                                    227,375,448
                                                        ------------
MORTGAGE PASS-THROUGHS -- 12.0%
   Federal Home Loan Mortgage
     Corporation COFI ARM
     6.09%                         09/01/20     8,104      7,952,145
   Federal Home Loan Mortgage
     Corporation
     8.00%                         11/01/15       135        135,792
     6.50%                         03/01/26        24         22,607
     7.00%                         03/01/25       884        847,260
     7.50%                      01/26-10/26    16,739     16,450,500
   Federal Home Loan Mortgage
     Corporation 15 Year
     7.50%                         10/01/10     6,855      6,861,427
   Federal National Mortgage Association
     Multi-Family
     6.50%                         10/25/03       100         95,969


                                               PAR
                                   MATURITY   (000)          VALUE
                                   -------- ---------- ----------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     7.50%                         09/01/10   $  222    $    222,309
     8.00%                      10/09-05/22      189         191,664
     9.00%                         06/01/24      473         495,077
   Government National Mortgage
     Association
     7.00%                      08/25-10/25    3,880       3,703,355
     7.50%                      02/26-01/27    8,879       8,704,659
     8.50%                         01/15/10    1,572       1,613,464
     9.00%                      09/16-12/19    1,351       1,415,640
    10.50%                         01/15/16       31          33,978
    11.00%                      05/16-09/19       15          17,152
    11.50%                         07/15/13        8           8,540
    12.00%                      01/13-03/15        8           9,216
    12.50%                         04/15/13        1           1,703

   MLCC MORTGAGE INVESTORS, INC.,
     SERIES 96-C, CLASS A
     5.81%**                       09/15/21    3,228       3,239,982
                                                        ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $52,532,161)                                      52,022,439
                                                        ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 3.7%
   Community Program Loan Trust,
     Series 87-4, Class Z
     4.50%                         10/01/18    9,850       8,178,578
   Federal Home Loan Mortgage
     Corporation, Series 1907,
     Class LP (PO)
     6.65%                         06/15/20    1,000         564,062
   Federal National Mortgage Association
     Series 1993-254, Class C (PO)
     7.00%                         07/25/23    1,068         710,092
   Federal National Mortgage Association
     Series 1994-24, Class D (PO)
     6.00%                         11/25/23    3,278       2,253,637
   Federal National Mortgage Association
     Series 1996-45, Class E (PO)
     6.40%                         01/25/24    1,400         754,687
   Federal National Mortgage Association
     Series 1996-54, Class A (PO)
     6.50%                         04/25/21    2,151       1,661,614
   Federal National Mortgage Association
     Series 267, Class 1 (PO)
     6.75%                         01/25/24    2,370       1,632,264
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     5.00%                         10/23/17      122          88,222
                                                        ------------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $16,504,160)                                      15,843,156
                                                        ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 1.9%
   First Boston Mortgage Securities
     Corp., Series 93-M1, Class A
     6.75%                         09/25/06      117         113,303
   Goldman Sachs Mortgage Securities
     Corp. II
     7.41%                         02/15/27    2,841       2,823,711
   Merrill Lynch Mortgage Investors,
     Inc., Series 92-D, Class A
     7.75%                         07/15/17      300         303,047
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                         12/15/26    3,100       3,046,234


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
   Paine Webber Mortgage Acceptance
     Corp., Series 95-M1, Class A
     6.70%                         01/15/07   $  800    $    783,516
   Structured Asset Security Corp.,
     Series 1996-CFL, Class X1 (IO)
     1.32%                         02/25/28   25,391       1,301,280
                                                        ------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $8,477,915)                                        8,371,091
                                                        ------------
ASSET BACKED SECURITIES -- 11.5%
   Amresco Residential Securities
     Mortgage Loan Trust, Series 96-1,
     Class A
     8.10%                         04/26/26    2,618       2,588,096
   Associates Manufactured Housing,
     Series 1996-1, Class B1
     8.00%                         02/01/14    2,815       2,797,846

   CHASE MANHATTAN GRANTOR TRUST,
     SERIES 96-A, CLASS A
     5.20%                         02/15/02    6,533       6,438,517
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                         05/15/26      300         275,859
   Discover Card Master Trust I,
     Series 94-2, Class A
     5.77%**                       04/15/97    5,000       5,042,835
   Discover Card Master Trust I,
     Series 96-4, Class A
     5.79%**                       10/16/13    4,675       4,767,039
   GE Capital Mortgage Services,
     Series 97-1, Class A
     7.78%                         03/25/27    1,666       1,647,778
   Green Tree Financial Corp.,
     Series 93-1, Class A
     6.90%                         04/15/18      400         396,125
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                         10/15/18    4,000       3,837,500
   Green Tree Financial Corp.,
     Series 93-4, Class A
     7.25%                         07/15/05    4,275       4,233,853
     6.60%                         01/15/19      600         585,000
   Green Tree Financial Corp.,
     Series 94-5, Class A
     7.95%                         11/15/19      400         407,750
   Green Tree Financial Corp.,
     Series 95-7, Class B
     7.35%                         11/15/26      600         586,312
   Green Tree Financial Corp.,
     Series 96-2, Class B
     7.90%                         04/15/27    3,650       3,472,062
   Green Tree Financial Corp.,
     Series 94-2, Class A
     6.45%                         05/15/19    1,525       1,527,043
   Green Tree Financial Corp.,
     Series 97-2, Class B
     7.56%                         04/15/27    5,000       4,901,562
   Green Tree Home Improvement
     Loan Trust, Series 94-D, Class M
     9.05%                         01/15/15      700         740,031
   Nissan Auto Receivable Grantor
     Trust, Series 95-A, Class A
     6.10%                         08/15/01    2,407       2,399,059


                                               PAR
                                   MATURITY   (000)          VALUE
                                   -------- ---------- ----------------
ASSET BACKED SECURITIES (CONTINUED)
   Premier Auto Trust, Series 93-2,
     Class A
     4.90%                         10/15/98   $  705      $  697,862
   The Money Store Home Equity Trust
     Series 1995-A3, Class A8
     8.12%                         06/15/15    2,175       2,223,467
                                                        ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $50,232,026)                                      49,565,596
                                                        ------------
CORPORATE BONDS -- 18.1%
FINANCE -- 8.1%
   Allmerica Financial Corp.(DOUBLE DAGGER)
     7.62%                         10/15/25    2,900       2,741,581
   Anthem Insurance
     9.00%                         04/01/27    3,800       3,738,358
   Associates Corp. of North America
     7.87%                         09/30/01    1,000       1,027,290
     6.87%                         02/01/03      500         490,184
   Bank Hawaii Capital
     8.25%                         12/15/26    1,000         969,036
   Barnett Capital Trust I
     8.06%                         12/01/26    4,200       4,052,330
   BT Capital Trust
     7.90%                         01/15/27    2,425       2,264,934
   Crestar Financial Corp.
     8.25%                         07/15/02      400         412,360
     8.16%                         12/15/26    3,100       2,969,968
   Equitable Life Assurance Co.
     7.70%                         12/01/15      250         240,199
   Firstar Capital Trust
     8.32%                         12/15/26    2,550       2,508,453
   HSBC America
     7.80%                         12/15/26    1,500       1,397,142
   Keycorp Institute
     7.82%                         12/01/26    3,500       3,292,220
   Liberty Mutual Co.
     8.50%                         05/15/25      300         305,485
   Marshall & Ilsley
     7.65%                         12/01/26    1,000         923,511
   MBNA Capital I
     8.27%                         12/01/26    3,000       2,872,033
   Meditrust
     7.37%                         07/15/00      350         348,605
   Mellon Capital II
     7.99%                         01/15/27    2,700       2,603,947
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03      400         376,312
   Morgan Stanley Group, Inc.
     6.37%                         12/15/03      500         473,878
   Norwest Financial, Inc.
     5.50%                         04/15/98      500         495,801
   Salomon Brothers, Inc.
     6.70%                         12/01/98      450         448,965
                                                        ------------
                                                          34,952,592
                                                        ------------
INDUSTRIAL -- 5.8%
   Caterpillar Financial Services
     8.72%                         07/21/97      100         100,866
   Coca-Cola Enterprises
     5.71%                         03/18/37    4,950       4,932,675
   Ford Capital BV
     9.00%                         08/15/98    1,000       1,029,774
   Ford Motor Credit Corp.
     8.00%                         06/15/02    1,000       1,038,750
   GMAC Pass Thru Trust
     6.50%                         01/17/00    2,800       2,762,991


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONCLUDED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
ORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   H.J. Heinz Co.
     5.50%                         09/15/97   $ 1,000   $    997,510
   ITT Corp.
     6.75%                         11/15/03     3,250      3,076,143
    7.37%                          11/15/15       800        711,067
   Nabisco, Inc.
     6.85%                         06/15/05     1,000        953,649
     7.55%                         06/15/15     3,175      3,032,434
   News America Holdings, Inc.
     7.75%                         12/01/45     2,000      1,795,000
   Texaco Capital
     8.26%                         09/15/98     1,250      1,283,025
   Time Warner
     6.10%                         12/30/01     3,500      3,280,719
                                                        ------------
                                                          24,994,603
                                                        ------------
UTILITY -- 1.8%
   Bellsouth Telecommunications
     6.25%                         05/15/03       500        479,044
   Chesepeake & Potomic Telephone Co.
     5.87%                         09/15/99     1,000        979,994
   New England Telephone & Telegraph
     6.25%                         03/15/03     1,000        955,476
   Pacific Bell
     7.00%                         07/15/04       500        490,495
     7.12%                         03/15/26     1,000        930,297
   Southwestern Bell Telephone
     7.62%                         10/01/13       200        186,806
   TECO Energy, Inc.
     9.25%                         06/19/97     1,000      1,006,250
   Texas Utilities Capital Trust
     8.17%                         01/30/37     2,750      2,652,062
                                                        ------------
                                                           7,680,424
                                                        ------------
YANKEE -- 2.4%
   Abbey National PLC
     7.35%                         10/15/06     2,025      1,982,001
   Hydro-Quebec
     7.50%                         04/01/16     3,000      2,891,709
   Province of Ontario Global Bond
     7.37%                         01/27/03       500        505,652
   Quebec Province
     7.50%                         07/15/23     1,000        945,374
   Vattenfall Treasury
     6.00%                         06/10/98     4,295      4,270,234
                                                        ------------
                                                          10,594,970
                                                        ------------
TOTAL CORPORATE BONDS
  (Cost $80,527,509)                                      78,222,589
                                                        ------------

                                               PAR
                                   MATURITY   (000)         VALUE
                                   -------- ---------- ----------------
SHORT TERM INVESTMENTS -- 0.1%
   Smith Barney Money Market Fund              $  207   $    206,699
   (Cost $206,699)                                      ------------

PUT OPTIONS -- 0.1%
   U.S.Treasury Note, 6.25%
     1/31/02, expiring 6/17/97                  1,840        500,250
   (Cost $176,812)                                      ------------


  TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (COST $439,253,643*)                                  $432,107,268
                                                        ============


--------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                     $    735,640
      Gross unrealized depreciation                       (7,882,015)
                                                        ------------
                                                        $ (7,146,375)
                                                        ============

**    Rates shown are the rates as of March 31, 1997.

*** Partial principal in the amount of $20,400,000 has been pledged as collateral for reverse repurchase agreements. Also pledged as collateral for reverse repurchase agreements are $15,750,000 of U.S. Treasury Notes at a rate of 6.0% with a maturity of 09/30/98. These securities were sold and will settle 04/03/97.

(DOUBLE DAGGER) Principal   amount  of  securities   pledged  as  collateral  is
                $1,525,000 on 356 Short U.S. Treasury Bonds future contracts expiring June 1997. The value of such contracts on March 31, 1997 was $38,142,375, thereby resulting in an unrealized gain of $669,609.

#     Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               CORE BOND PORTFOLIO
MARCH 31, 1997 (UNAUDITED)

ASSETS
   Investments at value (Cost $439,253,643) ..................... $432,107,268
   Interest receivable ..........................................    3,756,717
   Principal receivable .........................................       37,790
   Investments sold receivable ..................................   21,816,034
   Capital shares sold receivable ...............................       47,511
   Futures margin receivable ....................................       54,125
   Other assets .................................................       46,443
                                                                  ------------
          TOTAL ASSETS ..........................................  457,865,888
                                                                  ------------
LIABILITIES
   Investments purchased payable ................................   41,788,074
   Capital shares redeemed payable ..............................          576
   Distributions payable ........................................    1,946,564
   Accrued expenses payable .....................................       96,838
   Deferred dollar roll income ..................................       18,367
   Reverse repurchase agreements payable ........................   36,454,701
                                                                  ------------
          TOTAL LIABILITIES .....................................   80,305,120
                                                                  ------------
NETASSETS (Applicable to 27,245,073 Institutional shares,
   12,133,343 Service
   shares, 79,973 Investor A shares, 340,876
   Investor B shares and 31 Investor C shares outstanding) ...... $377,560,768
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($258,462,970 (DIVIDE) 27,245,073) ...        $9.49
                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($115,104,789 (DIVIDE) 12,133,343) .........        $9.49
                                                                         =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($758,735 (DIVIDE) 79,973) ..............        $9.49
                                                                         =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.49 (DIVIDE) 0.960) .......................................        $9.89
                                                                         =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($3,233,979 (DIVIDE) 340,876) ...........        $9.49
                                                                         =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($295 (DIVIDE) 31) ......................        $9.49
                                                                         =====


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             STATEMENT OF NET ASSETS
                           GOVERNMENT INCOME PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 18.8%
   Small Business Administration,
     Series: 96-I
     7.70%                         09/01/16   $  295   $     296,580
   Small Business Administration,
     Series: 96-J
     7.20%                         10/01/16      450         443,222
   U.S. Treasury Bonds
     6.75%                         08/15/26      175         166,022
   U.S. Treasury Notes
     6.25%                         03/31/99    1,250       1,245,600
     6.50%                         10/15/06      350         339,371
   U.S. Treasury Notes (CPI)
     3.50%                         01/15/07      621         610,171
                                                       -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $3,148,990)                                        3,100,966
                                                       -------------
MORTGAGE PASS-THROUGHS -- 103.2%
   Federal Home Loan Mortgage
     Corporation COFI ARM
     6.09%**                       10/01/20      402         394,069
   Federal Home Loan Mortgage
     Corporation 15 Year(DOUBLE DAGGER)
     7.00%                      08/10-04/11    3,479       3,424,283
     7.50%                         08/15/11      500         500,469
   Federal Home Loan Mortgage
     Corporation
     7.00%                         10/01/25      443         424,271
     7.50%                      11/25-06/26    3,888       3,819,617
     9.00%                         06/01/21      786         832,681
   Federal National Mortgage Association
     15 Year
     7.00%                      08/10-06/11      555         545,447
   Government National Mortgage
     Association
     6.50%                      10/23-12/23    1,252       1,159,501
     7.50%                         12/15/25      971         952,073
     8.50%                      06/26-12/26    4,866       4,986,541
                                                       -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $17,198,851)                                      17,038,952
                                                       -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 8.4%
Capstead Securities, Corp. IV,
   Series 92-1, Class F
   8.40%                           04/25/19       85          84,832
Federal National Mortgage
   Association, Series 96-54 (PO)
   5.85%                           04/25/21      514         394,060
Merrill Lynch Trust, Series 36, Class D
   9.85%                           11/01/18      885         904,774
                                                       -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $1,428,111)                                        1,383,666
                                                       -------------
ASSET BACKED SECURITIES -- 2.1%
Chase Manhattan Grantor Trust, Series 96-B
   6.61%                           09/15/02      167         167,079
Chevy Chase Auto Receivables Trust, Series 96-2
   5.90%                           07/15/03      185         183,484
                                                       -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $350,877)                                            350,563
                                                       -------------

                                                Par
                                   Maturity    (000)         Value
                                   -------- ---------- ----------------
MUNICIPAL BONDS -- 3.3%
   Los Angeles County Taxable Pension
     Obligation
     8.62%                         06/30/06   $  500    $    541,875
   (Cost $523,482)                                      ------------

SHORT TERM INVESTMENTS -- 22.6%
   Federal Home Loan Bank Discount
     Notes
     5.40%                         04/01/97    2,920       2,915,000
   Smith Barney Money Market Fund                817         816,546
                                                        ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,729,518)                                        3,731,546
                                                        ------------

PUT OPTIONS -- 0.1%
   U.S. Treasury Note, 6.25%
     1/31/02, expiring 6/17/97                    80          21,750
   (Cost $7,688)                                        ------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $26,387,517*)                        158.5%      26,169,318

LIABILITIES IN EXCESS OF
   OTHER ASSETS (Including
   $10,310,998 of investment
   purchases payable)                         (58.5%)    (9,659,182)
                                              ------    ------------
NET ASSETS (Applicable to 397,400
   Investor A shares,  1,230,365
   Investor B shares and 5,787
   Investor C shares outstanding)             100.0%    $ 16,510,136
                                              ======    ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($4,016,455 (DIVIDE) 397,400)                               $10.11
                                                              ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.11 (DIVIDE) .955)                                      $10.59
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($12,435,189 (DIVIDE) 1,230,365)                            $10.11
                                                              ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 1.0%) PER
  INVESTOR C SHARE
  ($58,492 (DIVIDE) 5,787)                                    $10.11
                                                              ======

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                       $    47,203
   Gross unrealized depreciation                          (265,402)
                                                       -----------
                                                       $  (218,199)
                                                       ===========

** Rates shown are the rates as of March 31, 1997.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $745,000 on 9 long U.S. Treasury Notes and 35 short U.S. Treasury Notes future contracts expiring June 1997. The value of such contracts on March 31, 1997 was $5,332,094, thereby resulting in an unrealized gain of $31,422.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 33.8%
   U.S. Treasury Bonds
     7.00%                         12/13/26   $ 8,460   $   8,097,806
     6.62%                         02/15/27       900         848,232
   U.S. Treasury Notes
     6.25%                         03/31/99    55,250      55,055,514
    #5.87%                         11/15/99    38,000      37,396,556
     6.37%                         03/31/01    33,500      33,111,732
    #6.12%                         12/31/01    32,465      31,660,514
   U.S. Treasury Notes (CPI)
     3.37%                         01/15/07    46,584      45,797,881
   Small Business Administration,
     Series 96-20B, Class 1
     6.37%                         02/01/16     6,503       6,123,676
   Small Business Administration,
     Series 96-20
     6.95%                         11/10/16    10,000       9,707,857
   Small Business Administration,
     Series 97-20B, Class 1
     7.10%                         02/01/17     2,000       1,939,688
   Small Business Association,
     Series 96-10C
     7.35%**                       08/10/06     8,700       8,572,219
                                                        -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $242,241,090)                                     238,311,675
                                                        -------------
MORTGAGE PASS-THROUGHS -- 35.0%

   FEDERAL HOME LOAN MORTGAGE
     CORPORATION 15 YEAR
     6.50%                         03/01/11       252         242,648
     7.50%                      01/10-10/10     2,656       2,662,601
   Federal Home Loan Mortgage
     Corporation
     6.50%                      01/26-06/26     3,348       3,119,130
     7.00%                      11/25-05/06     7,721       7,402,843
     7.50%                         10/01/20    81,000      81,075,938
     7.50%                      02/23-09/26   161,430      79,033,910
    10.00%                         11/15/98       100         109,133
   Federal National Mortgage Association
     15 Year
     7.00%                      10/10-06/11     3,460       3,402,584
   Federal National Mortgage Association
     7.00%                         12/01/25     3,399       3,251,461
     9.00%                      09/20-06/21     4,495       4,763,403
   Government National Mortgage
     Association
     6.50%                      10/23-01/24    17,181      15,908,974
     7.00%                      02/05-03/26    18,209      17,381,115
     7.50%                      01/23-11/23    22,731      22,283,947
     8.50%                      07/01-09/01       979       1,004,993
     9.00%                      06/00-04/01     2,626       2,751,362
     9.50%                      06/00-12/02     2,409       2,573,789
                                                        -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $250,539,522)                                     246,967,831
                                                        -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 3.0%

   CAPSTEAD SECURITIES, CORP. IV,
     SERIES 92-1, CLASS F
     8.40%                         04/25/19       252         251,539


                                               PAR
                                   MATURITY   (000)         VALUE
                                   -------- ---------- ----------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Community Program Loan Trust,
     Series 87, Class A4
     4.50%                         10/01/18   $13,375   $ 11,105,430
   Federal National Mortgage
     Association, Series 267,
     Class 1 (PO)
     5.00%                         01/25/24     9,220      6,350,377
   Federal Home Loan Mortgage
     Corporation, Series 1907,
     Class LP (PO)
     6.65%                         06/15/20     2,148      1,211,369
   Federal National Mortgage Association,
     Series 1993-113, Class B (PO)
     6.50%                         07/25/23     1,546        967,334
   Federal National Mortgage Association,
     Series 1996-56, Class E (PO)
     5.00%                         04/25/23     1,950        993,716
                                                       -------------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $22,370,196)                                      20,879,765
                                                       -------------
ASSET BACKED SECURITIES -- 15.1%
   Associates Manufactured Housing
     Pass-Through, Series 96-1,
     Class B
     8.00%                         03/15/27     1,500      1,490,859
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                         05/15/26     3,950      3,632,148
   Daimler-Benz Vehicle Trust,
     Series 1996, Class A
     5.85%                         07/20/03    14,985     14,874,654
   Discover Card Master Trust I,
     Series 96-4, Class A
     5.81%**                       10/16/13    13,950     14,224,641
   Equicon Home Equity Loan Trust,
     Series 93-1, Class I (IO)
     4.66%                         02/13/13    17,803        517,385
   Equivantage Home Equity Loan Trust
     Series, 1996-1, Class A
     6.55%                         10/25/25     4,146      4,040,188
   First Chicage Master Trust II,
     Series 92, Class A
     6.25%                         08/15/99     8,793      8,784,402
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                         03/02/28     5,300      5,161,703
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                         11/15/26     3,925      3,835,461
   Green Tree Financial Corp.,
     Series 97-2, Class A7
     7.62%                         04/15/27     5,067      4,962,493
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                         10/15/27     4,725      4,624,594
   Green Tree Financial Corp.,
     Series 96-5, Class A6
     7.75%                         07/15/27     7,450      7,463,969
     7.75%                         06/15/21     4,450      4,456,953
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04     1,399      1,407,351
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                         04/15/27     2,500      2,378,125


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 96-8, Class B1
     7.95%                         01/01/05   $ 3,000  $   2,990,625
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                         07/15/27     5,184      5,364,630
   New York City Tax Lien Trust
     6.81%                         05/25/05     3,920      3,915,243
   Nissan Auto Receivable Grantor Trust
     6.10%                         08/15/01     6,135      6,115,248
   Standard Credit Card Master Trust,
     Series 95-1, Class A
     8.25%                         01/07/07     5,900      6,240,271
                                                       -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $108,194,560)                                    106,480,943
                                                       -------------
CORPORATE BONDS -- 27.7%
FINANCE -- 13.2%
   AFC Capital Trust I
     8.20%                         02/03/27     7,800      7,645,214
   Associates Corp., N.A.
     7.46%                         03/28/00     4,000      4,051,492
   Bank Hawaii Capital
     8.25%                         12/15/26     1,900      1,841,169
   Barnett Capital Trust I
     #8.06%                        12/01/26     5,950      5,740,801
   BT Capital Trust A
     7.90%                         01/15/27     6,700      6,257,755
   Equitable Life Assurance Society
     7.70%                         12/01/15     3,500      3,362,791
   Finova Capital Corp.
     7.40%                         05/06/06     4,350      4,302,302
   First Security Capital I
     8.41%                         12/15/26     3,100      3,062,377
   Household International Corp.
     6.00%                         03/15/99     5,000      4,931,250
   Keycorp Institute Capital-A
     7.82%                         12/01/26     6,600      6,208,186
   Liberty Mutual Co(DOUBLE DAGGER)
     8.50%                         05/15/25     4,250      4,327,699
   Marshall & Ilsley
     7.65%                         12/01/26     2,500      2,308,779
   MBNA Capital I
     8.27%                         12/01/26     3,000      2,872,033
   Mellon Capital II
     7.99%                         01/15/27     6,350      6,124,097
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03     3,950      3,716,080
   Morgan Stanley Group, Inc.
     7.50%                         09/01/99     5,000      5,087,500
   Paine Webber, Inc.
     6.31%                         07/22/99     5,000      4,918,900
   Salomon, Inc.
     8.90%                         02/15/00     2,500      2,612,215
   U.S. Bancorp Capital Sec.
     8.27%                         12/15/26     4,400      4,313,924
   US Bancorp (PAT)
     5.71%**                       11/15/99     9,800      9,802,568
                                                       -------------
                                                          93,487,132
                                                       -------------
INDUSTRIAL -- 10.4%
   Burlington Industries
     7.25%                         09/15/05     2,000      1,906,914
   Burlington Northern
     7.00%                         12/15/25     2,000      1,775,779
   Coca-Cola Enterprises
     5.71%                         03/18/37     8,275      8,246,038

                                                Par
                                   Maturity    (000)         Value
                                   -------- ---------- ----------------

CORPORATE BONDS (Continued)
INDUSTRIAL (CONTINUED)
   Georgia Pacific
     8.62%                         05/15/25   $ 5,000    $ 4,946,226
   GMAC Pass-through Trust
     6.50%                         01/17/00     5,050      4,983,252
   Ikon Capital Resources
     6.93%                         06/07/99     7,300      7,314,068
   ITT Corp.
     6.75%                         11/15/03     7,795      7,378,011
     7.37%                         11/15/15     1,795      1,595,457
     7.75%                         11/15/25     5,150      4,515,312
   Mobile Energy Services Co.
     8.66%                         01/01/17     2,071      2,063,068
   News America Holdings, Inc.
     7.75%                         12/01/45     6,290      5,645,275
   RJR Nabisco, Inc.
     6.85%                         06/15/05     4,550      4,339,104
     7.05%                         07/15/07     1,950      1,862,250
     7.55%                         06/15/15     4,800      4,584,467
   Time Warner Entertainment
     7.25%                         09/01/08     2,755      2,616,330
   Time Warner Pass-through,
     Series 144A
     6.10%                         12/30/01     7,300      6,842,642
   Union Pacific Resources
     7.50%                         02/28/45     3,000      2,836,842
                                                         -----------
                                                          73,451,035
                                                         -----------
UTILITY -- 0.8%
   CSW Energy
     6.87%                         10/01/01     2,250      2,205,269
   Pennsylvania Power & Light Co.
     9.37%                         07/01/21     1,000      1,076,000
   Texas Utilities Electric Co.
     7.87%                         04/01/24     2,925      2,800,607
                                                       -------------
                                                           6,081,876
                                                       -------------
YANKEE -- 3.3%
   Fairfax Financial
     8.30%                         04/15/26     4,400      4,371,472
   Israel Electric Corp., LTD
     7.87%                         12/15/26     2,900      2,788,529
   London Life Insurance Co.
     6.87%                         09/15/05     3,000      2,862,864
   Quebec Province
     7.12%                         02/09/24     8,950      8,089,836
   Reliance Industries
     9.37%                         04/01/97     2,470      2,593,268
   Tenaga Nasional
     7.50%                         11/01/25     1,830      1,708,067
   Vattenfall Treasury
     6.00%                         06/10/98     1,100      1,093,657
                                                       -------------
                                                          23,507,693
                                                       -------------
TOTAL CORPORATE BONDS
  (Cost $200,762,233)                                    196,527,736
                                                       -------------
MUNICIPAL BONDS -- 2.1%
   Los Angeles County Taxable
     Pension Obligation
     8.30%                         06/30/02     2,000      2,097,500
     8.62%                         06/30/06     8,300      8,995,125
     6.97%                         06/30/08     3,855      3,700,800
                                                       -------------
TOTAL MUNICIPAL BONDS
  (Cost $14,628,793)                                      14,793,425
                                                       -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 2.3%
   Commercial Mortgage Acceptance
     Corp., Series 1996, C2, Class A
     6.29%**                       09/15/23   $ 6,516  $   6,431,427
   CS First Boston, Series 95, Class C
     7.45%                         11/25/27     2,000      1,967,500
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C, Class D
     7.86%**                       05/25/15     2,200      2,200,451
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                         04/25/28     4,713      4,679,862
   Morgan Stanley, Series 95, Class D
     8.25%                         08/15/27     1,000      1,018,662
                                                       -------------

  TOTAL COMMERCIAL
  MORTGAGE-BACKED SECURITIES
  (COST $16,448,014)                                      16,297,902
                                                       -------------
PUT OPTIONS -- 0.2%
   U.S.Treasury Note, 6.25% 1/31/02,
     expiring 6/17/97                           3,830      1,065,238
   (Cost $368,039)                                     -------------

SHORT TERM INVESTMENTS -- 3.3%
   Federal Home Loan Bank Notes
     5.32%                         04/10/97     8,000      7,920,000
   Smith Barney Money Market Fund              15,629     15,629,155
                                                       -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $23,556,564)                                      23,549,155
                                                       -------------

                                                             VALUE
                                                       ----------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $879,109,011*)                      122.5%     $864,873,670

LIABILITIES IN EXCESS OF
   OTHER ASSETS (Including
   $164,088,940 investments
   purchase payable)                         (22.5%)    (158,836,633)
                                             ------     ------------
NET ASSETS (Applicable to 48,610,157
   Institutional shares, 20,150,341
   Service shares and 1,389,605
   Investor A shares outstanding)            100.0%     $706,037,037
                                             ======     ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($706,037,037 (DIVIDE) 70,150,103)                          $10.06
                                                              ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                           $10.06
                                                              ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.06 (DIVIDE) .955)                                      $10.53
                                                              ======


--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                      $  1,956,245
     Gross unrealized depreciation                       (16,191,586)
                                                        ------------
                                                        $(14,235,341)
                                                        ============

**   Rates shown are the rates as of March 31, 1997.

(DOUBLE DAGGER) Principal   amount  of  securities   pledged  as  collateral  of
                $2,550,000 on 1,188 short U.S. Treasury Notes and 84 short U.S. Treasury Bonds future contracts expiring June 1997. The value of such contracts on March 31, 1997 was $134,340,375, thereby resulting in an unrealized gain of $3,402,006.

#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
FOREIGN BONDS -- 89.5%
AUSTRALIA -- 7.5%
   Australian Government Bond
     8.75%                         01/15/01   $ 2,340   $  1,919,977
     9.75%                         03/15/02     1,100        939,369
                                                        ------------
                                                           2,859,346
                                                        ------------
Canada -- 5.9%
   Nav Canada
     6.45%                         06/01/04     1,500      1,075,675
   Province of Ontario Global Bond
     7.50%                         01/19/06     1,500      1,134,967
                                                        ------------
                                                           2,210,642
                                                        ------------
DENMARK -- 7.3%
   Danske Kredit
     8.00%                         10/01/29    10,000      1,573,341
   Kingdom of Denmark
     7.00%                         12/15/04     7,530      1,222,637
                                                        ------------
                                                           2,795,978
                                                        ------------
FRANCE -- 4.5%
   France O.A.T. Principal
     0.00%                         10/25/08    18,500      1,664,983
                                                        ------------
Germany -- 18.7%
   Bayerische Hypotheken Bank
     6.00%                         09/13/00     2,000      1,253,597
   DEPFA - Bank
     5.00%                         02/22/01     1,800      1,094,460
   Federal National Mortgage
     Association Global Bond
     6.00%                         08/23/00     1,500        947,019
   Federal Rebublic of Germany
     7.25%                         10/21/02     2,350      1,554,691
   Republic of Deutschland
     6.25%                         04/26/06     1,190        735,760
   Treuhandanstalt
     7.37%                         12/02/02     1,700      1,129,664
   Westdeutsche Landbank
     6.25%                         09/15/03     1,100        696,733
                                                        ------------
                                                           7,411,924
                                                        ------------
ITALY -- 8.7%
   Bayerische Vereinsbank
     9.65%                         08/04/00 2,740,000      1,746,139
   European Bank Reconstruction &
     Development
     9.75%                         07/28/00 2,500,000      1,598,815
                                                        ------------
                                                           3,344,954
                                                        ------------
JAPAN -- 17.0%
   Asian Development Bank
     3.12%                         06/29/05   190,000      1,628,528
   Austria Republic
     6.25%                         10/16/03   115,000      1,170,504
   European Investment Bank
     3.00%                         09/20/06   150,000      1,264,454
   Interamerican Development Bank
     6.00%                         10/30/01   135,000      1,303,115
   Japan Development Bank
     6.50%                         09/20/01    90,000        883,753
   KFW International Finance, Inc.
     6.00%                         11/29/99    50,000        456,861
                                                        ------------
                                                           6,707,215
                                                        ------------

                                                PAR
                                   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
SPAIN -- 0.4%
   Spanish Government Bonds
     11.30%                        01/15/02   $180,000  $  1,518,358
                                                        ------------
SWEDEN -- 6.7%
   Sweden Government Bond
     10.25%                        05/05/00      7,900     1,186,689
     13.00%                        06/15/01      8,200     1,366,841
                                                        ------------
                                                           2,553,530
                                                        ------------
UNITED KINGDOM -- 12.8%
   Abbey National Treasury PLC
     8.00%                         04/02/03        600       990,701
   Bayerische Landesbank
     7.87%                         12/07/06      1,100     1,794,798
   Halifax Building Society PLC
     6.50%                         02/16/04        450       685,657
   United Kingdom Treasury Bonds
     8.50%                         12/07/05        900     1,561,465
                                                        ------------
                                                           5,032,621
                                                        ------------
TOTAL FOREIGN BONDS
  (Cost $38,132,216)                                      36,099,551
                                                        ------------
SHORT TERM INVESTMENTS -- 10.5%
   Federal National Mortgage Association
     Discount Notes
     6.50%                         04/01/97      4,220     4,220,000
   (Cost $4,220,000)                                    ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $42,352,216*)                                   $ 40,319,551
                                                        ============

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $ 1,059,994
     Gross unrealized depreciation                        (3,092,659)
                                                         -----------
                                                         $(2,032,665)
                                                         ===========
**   In local currency.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO

MARCH 31, 1997 (UNAUDITED)

ASSETS
   Investments at value (Cost $42,352,216) .....................   $40,319,551
   Cash denominated in foreign currencies (Cost $136,203) ......       135,926
   Cash ........................................................        12,083
   Interest receivable .........................................     1,073,279
   Investments sold receivable .................................     2,707,428
   Capital shares sold receivable ..............................       125,590
   Net unrealized appreciation on
     forward foreign currency contracts ........................       421,617
   Prepaid expenses ............................................        14,268
                                                                   -----------
          TOTAL ASSETS .........................................    44,809,742
                                                                   -----------
LIABILITIES
   Investments purchased payable ...............................     2,497,350
   Accrued expenses payable ....................................        18,087
   Net unrealized depreciation on
     forward foreign currency contracts ........................       527,368
   Distributions payable .......................................       182,806
                                                                   -----------
          TOTAL LIABILITIES ....................................     3,225,611
                                                                   -----------
NET ASSETS (Applicable to 3,194,722 Institutional shares,
   685,354 Service shares, 27,559 Investor A shares,
   29,357 Investor B shares, and 4,633 Investor C shares
   outstanding) ................................................   $41,584,131
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($33,704,298 (DIVIDE) 3,194,722) ....        $10.55
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($7,230,533 (DIVIDE) 685,354) .............        $10.55
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($290,749 (DIVIDE) 27,559) .............        $10.55
                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.55 (DIVIDE) 0.950) .....................................        $11.11
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($309,670 (DIVIDE) 29,357) .............        $10.55
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($48,881 (DIVIDE) 4,633) ...............        $10.55
                                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             SCHEDULE OF INVESTMENTS
                            TAX-FREE INCOME PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   --------  --------  ---------------
MUNICIPAL BONDS -- 98.4%
ALABAMA -- 2.6%
   Courtland Ind. Dev. Bd. (Champion
     Int. Corp.) Ser. 1992
     7.20%                         12/01/13   $  500   $     539,375
   Mobile G.O., Ser. 1996
     5.00%                         02/15/16    1,000         913,750
                                                       -------------
                                                           1,453,125
                                                       -------------
ARIZONA -- 0.4%
   Phoenix G.O., Ser. 1992
     6.37%                         07/01/13      200         210,250
                                                       -------------
COLORADO -- 4.5%
   Arapahoe Cnty. Cap. Imp. Trust Fund
     Ser. 1986
     7.16%                         08/31/04      900         585,000
   Denver City & Cnty. Aprt. Rev.
     Ser. 1991D
     7.00%                         11/15/25    1,000       1,036,250
   Denver City & Cnty. Aprt. Rev.
     Ser. 1992
     6.75%                         11/15/13      500         521,875
   Jefferson Cnty. Sch. Dist. G.O.,
     Ser. 1992
     6.00%                         12/15/12      300         309,375
                                                       -------------
                                                           2,452,500
                                                       -------------
CONNECTICUT -- 3.7%
   Mashantucket West Pequot Tribe
     Spec. Rev. Ser. 1996A-144A
     6.40%                         09/01/11    2,000       2,030,000
                                                       -------------
FLORIDA -- 2.3%
   Florida Dep. of Trans. G.O., Ser. 1991
     6.25%                         07/01/07      400         425,500
   Jacksonville Elec. Auth. Rev. Ser. 1997
     5.50%                         10/01/06      300         309,000
   Palm Beach Cnty. Sld. Wst. Auth.
     Rev. Ser. 1984A
     8.62%                         07/01/04      500         519,495
                                                       -------------
                                                           1,253,995
                                                       -------------
GEORGIA -- 2.1%
   Georgia G.O., Ser. 1992B
     6.30%                         03/01/10      310         336,737
   Georgia Mun. Elec. Auth. Rev.
     Ser. 1992B
     6.12%                         01/01/14      400         410,000
   Gwinnett Cnty. G.O., Ser. 1992
     6.00%                         01/01/10      400         417,000
                                                       -------------
                                                           1,163,737
                                                       -------------
HAWAII -- 3.4%
   Hawaii Harbor Rev. Ser. 1994
     6.20%                         07/01/08    1,785       1,874,250
                                                       -------------
ILLINOIS -- 2.0%
   Illinois Ed. Fac. Auth. Rev. Shedd
     Aquar. Soc. Ser. 1987A
     8.62%                         07/01/17      560         575,562
   Winnebago & Boone Cnty. G.O.,
     (Sch. Dist. No. 205) Ser. 1992C
     5.90%                         02/01/05      500         525,625
                                                       -------------
                                                           1,101,187
                                                       -------------

                                                Par
                                   Maturity    (000)         Value
                                   -------- ---------- ----------------
INDIANA -- 1.9%
   Indianapolis Int. Apt. Auth. (Federal
     Express Corp. Prj.) Ser. 1994
     7.10%                         01/15/17   $1,000   $   1,060,000
                                                       -------------
KANSAS -- 1.5%
   Johnson Cnty. G.O., Internal Insp.
     Ser. 1992A
     6.00%                         09/01/07      400         419,500
   Kansas Dept. of Trans. Ser. 1994A
     6.00%                         09/01/12      400         410,000
                                                       -------------
                                                             829,500
                                                       -------------
KENTUCKY -- 0.6%
   Jefferson Cnty. Cap. Prj. Corp.
     (Lease Rev.) Ser. 1993A
     5.65%                         08/15/03      300         312,000
                                                       -------------
LOUISIANA -- 2.1%
   Orleans Parish Sch. Brd. Ref.
     Ser. 1995B
     5.20%                         02/01/14    1,200       1,132,500
                                                       -------------
MARYLAND -- 3.0%
   Baltimore Port Fac. Rev.
     (E.I. du Pont Co.) Ser. 1984A
     6.50%                         10/01/11      100         107,250
   Maryland Energy Fin. Admin. Sld.
     Wst. Disp. Rev. (Rsc. Rec. Imps.)
     Ser. 1996
     6.45%                         12/01/16    1,500       1,535,625
                                                       -------------
                                                           1,642,875
                                                       -------------
MASSACHUSETTS -- 5.5%
   Massachusetts Mun. Whsl. Elec. Co.
     Pwr. Sply. Sys. Ser. 1996
     5.45%                         07/01/18    1,500       1,391,250
   Massachusetts St. Hlth. & Ed. Fac.
     Auth. Rev. Boston Coll. Ser. 1993K
     5.25%                         06/01/23    1,800       1,649,250
                                                       -------------
                                                           3,040,500
                                                       -------------
MICHIGAN -- 1.7%
   Michigan St. Trunk Line Rev.
     Ser. 1992B
     5.50%                         10/01/21    1,000         942,500
                                                       -------------
MINNESOTA -- 1.2%
   Southern Minnesota Mun. Pwr. Agcy.
     Pwr. Sply. Sys. Rev. Ser. 1986C
     5.00%                         01/01/17      750         669,375
                                                       -------------
MISSOURI -- 3.5%

   LAKE OF THE OZARKS CNTY. REV.
     (MO. BDG. SYS.) SER. 1996
     6.25%                         12/01/16    2,000       1,952,500
                                                       -------------
NEW JERSEY -- 2.6%
   South Jersey Port Corp. Rev.
     Mar. Term. Ser. 1993
     5.60%                         01/01/23    1,500       1,438,125
                                                       -------------
NEW MEXICO -- 0.2%
   Farmington Pol. Ctrl. Rev. Bonds
     (Arizona Pub. Ser. Co.)
     Ser. 1994B FRDD
     3.85%**                       04/01/97      100         100,000
                                                       -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MMUNICIPAL BONDS (CONTINUED)
NEW YORK -- 16.8%
   New York City G.O., Ser. 1995A
     6.00%                         08/01/05   $1,000   $   1,022,500
   New York City G.O., Ser. 1996A
     6.00%                         08/01/05    1,000       1,022,500
   New York City Ind. Dev. Agcy. Spec.
     Fac. Rev. (Term. One Group
     Assoc. Prj.) Ser. 1994
     6.00%                         01/01/15    1,000         976,250
   New York City Ind. Dev. Agcy.
     (Terminal One Group Assn. Prj.)
     Ser. 1994
     6.00%                         01/01/08      360         368,100
   New York St. Hsg. Fin. Agcy. Rev.
     Ser. 1996A
     6.37%                         11/01/04    2,000       2,085,000
   New York St. Urb. Dev. Corp. Rev.
     (Correc. Fac.) Ser. 1993
     5.62%                         01/01/07    1,000       1,032,500
   New York St. Energy Research &
     Dev. Poll. Ctrl. RB (New York St.
     Elec. & Gas Prj.) Ser. 1994C FRDD
     3.65%**                       04/01/97    2,700       2,700,000
                                                       -------------
                                                           9,206,850
                                                       -------------
NORTH CAROLINA -- 6.8%
   North Carolina Eastern Mun. Pwr.
     Agcy. Ser. 1993B
     6.00%                         01/01/22    2,000       2,015,000
   North Carolina Mun. Pwr. Agcy. Rev.
     (Catawba Elec. Prj.) Ser. 1988
     7.50%                         01/01/17    1,350       1,399,518
   North Carolina Mun. Pwr. Agcy. Rev.
     (Catawba Elec. Prj.) Ser. 1992A
     6.00%                         01/01/10      300         313,125
                                                       -------------
                                                           3,727,643
                                                       -------------

OHIO -- 2.3%
   Cleveland-Cuyahoga Cnty Port.
     Auth. Rev. Ser. 1997
     6.00%                         03/01/07      750         732,188
   Columbus Refuse Coal Fired Plant
     5-E-L Ser. 1991
     6.62%                         09/15/01      190         205,200
   Ohio Wtr. Dev. Auth. Rev. Clean Wtr.
     Ser. 1992
     5.65%                         12/01/05      300         310,500
                                                       -------------
                                                           1,247,888
                                                       -------------
OREGON -- 0.6%
   Portland Swr. Sys. Rev. Ser. 1992A
     6.00%                         10/01/12      300         310,875
                                                       -------------
PENNSYLVANIA -- 7.8%
   Beaver Cnty. G.O., Ser. 1996A
     5.75%                         10/01/15    1,000       1,001,250
   Delaware Cnty. Mercy Hosp. Rev.
     Ser. 1996
     5.75%                         12/15/20    2,400       2,241,000
   Philadelphia Mun. Auth. Rev.
     Ser. 1993D
     6.12%                         07/15/08    1,000       1,056,250
                                                       -------------
                                                           4,298,500
                                                       -------------


                                                PAR
                                   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MPUERTO RICO -- 4.6%
   Puerto Rico Tel. Auth. Rev. Reg.
     Linked Savrs. & Ribs. Ser. 1993
     5.25%                         01/25/07   $2,500   $   2,515,625
                                                       -------------
RHODE ISLAND -- 0.9%
   Rhode Island St. Hlth. & Ed. Bldg.
     Corp. Rev. Ser. 1996
     5.50%                         05/15/16      500         478,125
                                                       -------------
SOUTH CAROLINA -- 3.5%
   Piedmont Mun. Pwr. Agcy. Elec.
     Rev. Ser. 1985B
     6.25%                         01/01/18      500         512,500
   Piedmont Mun. Pwr. Agcy. Elec.
     Rev. Ser. 1996
     6.55%                         01/01/16    1,000       1,002,090
   South Carolina Pub. Ser. Auth. Rev.
     (Santee Cooper Prj.) Ser. 1991D
     6.50%                         07/01/14      100         105,500
   Spartanburg Wtr. Sys. Imp. Rev.
     Ser. 1992
     6.20%                         06/01/09      300         313,875
                                                       -------------
                                                           1,933,965
                                                       -------------

SOUTH DAKOTA -- 1.0%
   South Dakota Lease Rev. Tran.
     Cert. Ser. 1993A
     6.37%                         09/01/05      500         535,625
                                                       -------------
TEXAS -- 4.3%
   Brazos River Auth. Pol. Ctrl. Rev. Coll.
     (Texas Util. Elec. Co. Prj.) Ser. 1989
     8.25%                         01/01/19    1,000       1,066,250
   Matagorda Cnty. Nav. Dist. #1
     Ser. 1989B
     7.70%                         02/01/19      700         728,616
   University of Texas (Univ. Rev.)
     Ser. 1991A
     7.00%                         08/15/07      500         550,825
                                                       -------------
                                                           2,345,691
                                                       -------------
UTAH -- 0.2%
   Salt Lake City Hos. Rev. Ser. 1988A
     8.12%                         05/15/15      100         116,250
                                                       -------------
VERMONT -- 1.9%
   Vermont G.O., (Pub. & Sch. Imp.)
     Ser. 1990A
     6.75%                         02/01/08    1,000       1,071,250
                                                       -------------
VIRGINIA -- 1.7%
   Hampton G.O., Ser. 1995
     6.00%                         01/15/08      400         421,000
   Virginia Hsg. Dev. Auth. Rev.
     (Commonwealth Mtg.) Ser. 1995A-1
     6.70%                         07/01/05      500         523,125
                                                       -------------
                                                             944,125
                                                       -------------
WISCONSIN -- 0.5%
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 1992A
     6.12%                         10/01/03      250         266,563
                                                       -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             SCHEDULE OF INVESTMENTS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MUNICIPAL BONDS (CONTINUED)
WYOMING -- 0.7%
   Unita Cnty. Pol. Ctrl. Rev. (Chevron
     USA Inc. Prj.) Ser. 1993 FRDD
     3.80%**                       04/01/97   $  400     $   400,000
                                                         -----------
TOTAL MUNICIPAL BONDS
  (Cost $53,350,700)                                      54,057,894
                                                         -----------
SHORT TERM INVESTMENTS -- 1.6%
   Smith Barney Tax-Free Money
     Market Fund                                 882         882,304
   (Cost $882,304)                                       -----------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $54,233,004*)                                    $54,940,198
                                                         ===========
-----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                         $ 890,511
     Gross unrealized depreciation                          (183,317)
                                                           ---------
                                                           $ 707,194
                                                           =========

** Rates shown are the rates as of March 31, 1997, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO
MARCH 31, 1997 (UNAUDITED)

ASSETS
   Investments at value (Cost $54,233,004) ..............   $54,940,198
   Interest receivable ..................................       766,112
   Investments sold receivable ..........................     2,758,277
   Capital shares sold receivable .......................        11,000
   Prepaid expenses .....................................        18,197
                                                            -----------
          TOTAL ASSETS ..................................    58,493,784
                                                            -----------
LIABILITIES
   Investments purchased payable ........................     2,481,310
   Capital shares redeemed payable ......................           605
   Accrued expenses payable .............................        60,502
   Distributions payable ................................       228,531
                                                            -----------
          TOTAL LIABILITIES .............................     2,770,948
                                                            -----------
NET ASSETS  (Applicable  to 825,772
   Institutional shares, 3,831,016
   Service shares, 443,251 Investor A shares,
   28,678 Investor B shares and 27 Investor C
   shares outstanding ...................................   $55,722,836
                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($8,971,861 (DIVIDE) 825,772)         $10.86
                                                                 ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($41,623,260 (DIVIDE) 3,831,016) ...        $10.86
                                                                 ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($4,815,836 (DIVIDE) 443,251) ...        $10.86
                                                                 ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.86 (DIVIDE) 0.960) ..............................        $11.31
                                                                 ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($311,584 (DIVIDE) 28,678) ......        $10.86
                                                                 ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($295 (DIVIDE) 27) ..............        $10.86
                                                                 ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MUNICIPAL BONDS -- 98.5%
PENNSYLVANIA -- 98.2%
   Allegheny Cnty. G.O. Ser. 91C-38
     6.20%                         09/01/01   $  250      $  264,062
   Allegheny Cnty. Hosp. Dev. Auth. Rev.
     (Children's Hosp. Prj.) Ser. 90A
     7.00%                         07/01/06      500         524,375
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev. (Single Family Mtg. Prj.)
     Ser. 94Y
     6.25%                         05/01/17      385         392,219
   Beaver Cnty G.O. Ser. 96A
     5.80%                         10/01/17    3,500       3,504,375
   Cambria Cnty. Unltd. Tax G.O. Ser. 91
     8.25%                         06/01/00      500         531,250
   Cambria Twp. Wtr. Auth. Ind. Rev. Ser. 93A
     6.00%                         12/01/02    1,000       1,027,500
   Central Bucks Sch. Dist. Unltd. Tax G.O.
     Ser. 94A
     6.70%                         11/15/09      500         548,750
   Chester Cnty. Unltd. Tax G.O. Ser. 91
     6.70%                         12/15/04      385         413,875
   Crawford Central Sch. Dist. Unltd. Tax
     G.O. Ser. 95
     5.75%                         02/15/11    1,585       1,604,812
   Dauphin Cnty. Gen. Auth. Rev.
     (A-F Sch. Dist. Pooled Fin. Prog.)
     Ser. 86
     5.50%                         06/01/07      550         545,187
     6.85%                         06/01/09      800         848,000
   Deer Lakes Sch. Dist. Unltd. Tax G.O.
     Ser. 95
     6.35%                         01/15/14    1,000       1,040,000
     6.45%                         01/15/19    1,300       1,352,000
   Delaware Cnty Auth. Rev. (Mercy Hlth.
     Corp. Prj.) Ser. 96
     5.75%                         12/15/20    3,000       2,801,250
   Delaware Cnty. Mem. Hosp. Auth.
     Rev. Prj. Ser. 95
     5.50%                         08/15/19    3,000       2,857,500
   Erie Cnty. Prison Auth. Lease Rev.
     Ser. 91
     6.25%                         11/01/01      500         530,000
   Harrisburg Auth. Lease Rev. Ser. 91
     6.50%                         06/01/04      500         535,625
   Indiana Cnty Indl Dev Auth Polltn Ctrl
     Rev. Bond (N. Y. St. Elec. & Gas Corp.)
     Ser. 95A
     6.00%                         06/01/06    1,000       1,055,000
   Lancaster Cnty. Hosp. Auth. Rev.
     (Hlth. Center-Masonic Homes Prj.)
     Ser. 94
     5.30%                         11/15/08      500         486,875
   Lebanon Cnty. Hosp. Auth. Rev. (Good
     Samaritan Hosp. Prj.) Ser. 93
     5.55%                         11/15/04      355         352,781
   Ligonier Valley Sch. Dist. Unltd. Tax
     G.O. Ser. 94
     5.65%                         03/01/14    2,000       1,990,000
   Montgomery Cnty. Hghr. Ed. & Hlth.
     Auth. Rev. (Beaver Coll.) Ser. 96
     5.75%                         04/01/12    1,690       1,679,437
   Moon Twp. Wtr. & Swr. Auth. Rev.
     Ser. 94
     6.70%                         12/01/19    1,000       1,055,000
   New Garden Twp. Swr. Auth. Rev. Ser. 91
     7.00%                         03/01/15      420         450,450

                                                PAR
                                   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
PENNSYLVANIA (CONTINUED)
   Northampton Cnty. Hghr. Ed. Auth. Rev.
     (Moravian Coll.) Ser. 94
     6.10%                         07/01/12   $1,950     $ 2,018,250
   Northampton Cnty. Ind. Dev. Auth.
     Polltn. Ctrl. Rev. (Metropolitan
     Edison Co. Prj.) Ser. 95A
     6.10%                         07/15/21    1,000       1,018,750
   Northumberland Cnty. Auth. Comwlth.
     Lease Rev. Ser. 91
     6.25%                         10/15/09    2,500       2,646,875
   Pa. Hsg. Fin. Agcy. Amt. Single Family
     Ser. 56A
     6.05%                         10/01/16    2,500       2,484,375
   Parkland Sch. Dist. Rev. Ser. 96
     5.75%                         09/01/14    2,910       2,910,000
   Pennsbury Sch. Dist. Unltd. Tax G.O.
     Ser. 94
     6.65%                         08/15/09      685         754,356
   Pennsylvania Cert. Part. Bond
     Ser. 93A
     5.25%                         07/01/11    3,290       3,170,737
   Pennsylvania Comwlth. Tpke. Rev.
     Ser. 91L
     6.50%                         06/01/04      445         478,931
   Pennsylvania Convention Ctr. Rev.
     Bond Ser. 94A
     6.60%                         09/01/09    1,000       1,090,000
   Pennsylvania Fin. Auth. Rev.
     (Mun. Cap. Imp. Prj.) Ser. 93
     6.60%                         11/01/09    3,260       3,447,450
   Pennsylvania Hghr. Ed. Fac. Auth. Rev.
     (Duquesne Univ.) Ser. 91C
     6.75%                         04/01/20    1,000       1,051,250
   Pennsylvania Hghr. Ed. Fac. Auth. Rev.
     (Philadelphia Coll. of Textiles &
     Science) Ser. 93
     5.15%                         02/01/04    1,230       1,194,637
   Pennsylvania Hsg. Fin. Agcy. Rev.
     Bond (Single Family Mtg.)
     Series 1994-39B
     6.87%                         10/01/24    1,500       1,573,125
   Pennsylvania Hsg. Fin. Agcy. Rev.
     (Rental Hsg) Ser. 92
     6.40%                         07/01/12      500         512,500
   Pennsylvania Ifra. Auth. Rev.
     (Pennvest Pool Prog.) Ser. 94
     6.00%                         09/01/06    1,930       2,057,863
   Pennsylvania Ifra. Invest. Auth. Rev.
     (Pennvest Prj.) Ser. 90B
     6.80%                         09/01/10    2,000       2,190,000
   Pennsylvania Intrgov. Coop. Auth.
     Spec. Tax Rev. (City of Philadelphia
     Fdg. Prog.) Ser. 92
     6.00%                         06/15/02    3,400       3,574,250
   Pennsylvania Intrgov. Coop. Auth.
     Spec. Tax Rev. (City of Philadelphia
     Fdg. Prog.) Ser. 93
     5.75%                         06/15/15    1,000         977,500
   Pennsylvania Intrgov. Coop. Auth.
     Spec. Tax Rev. (City of Philadelphia
     Fdg. Prog.) Ser. 94
     7.00%                         06/15/04      500         558,750
   Pennsylvania St. G.O. Unltd. Ser. 97A
     5.12%                         03/15/15    1,500       1,395,000
   Pennsylvania St. Hghr. Ed. Fac. Rev.
     (Drexel Univ.) Ser. 90
     7.25%                         05/01/10      500         539,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Hghr. Ed. Fac. Rev.
     (Susquehanna Univ.) Ser. 90
     6.90%                         03/01/02   $  750      $  773,798
   Pennsylvania St. Pub. Sch. Bldg.
     Auth. Rev. (Mid Valley Sch. Dist. Prj.)
     Ser. 92D
     6.25%                         01/01/07      500         535,000
   Pennsylvania St. Tpke. Comnwlth. Oil
     Franchise Tax Rev. Ser. 94A
     5.87%                         12/01/08      500         520,625
   Pennsylvania St. Tpke. Comnwlth.
     Tpke. Rev. Ser. 92P
     6.00%                         12/01/09      500         520,625
   Pennsylvania St. Unltd. Tax G.O.
     Ser. 93A
     5.00%                         07/01/15    3,000       2,715,000
   Pennsylvania Unltd. Tax G.O. Ser. 94A
     6.50%                         11/01/05      250         270,000
   Philadelphia Prk Auth Rev. Ser. 97
     5.40%                         09/01/15    1,000         953,750
   Philadelphia Auth. for Ind. Dev. Rev.
     (Nat. Bd. of Med. Examiners Prj.)
     Ser. 92
     6.75%                         05/01/12      500         533,125
   Philadelphia G.O. Ser. 94B
     5.90%                         11/15/09    2,600       2,700,750
   Philadelphia Gas Works Asset Gtd.
     Rev. Ser. 94
     5.25%                         08/01/15    1,500       1,363,125
   Philadelphia Mun. Auth. Rev. Ser. 93A
     5.62%                         11/15/14    2,000       1,962,500
   Philadelphia Mun. Auth. Rev. Ser. 93D
     6.12%                         07/15/08      500         528,125
   Philadelphia Sch. Dist. Unltd. Tax G.O.
     Ser. 91A
     6.70%                         07/01/99      250         262,188
   Philadelphia Wtr. & Waste Wtr. Rev.
     Ser. 93
     5.50%                         06/15/07    1,250       1,281,250
   Philadelphia Wtr. & Waste Wtr. Rev.
     Ser. 95
     6.75%                         08/01/03      500         550,625
     6.25%                         08/01/11      750         802,500
   Pittsburgh G.O. Ser. 92D
     6.12%                         09/01/17      500         519,375
   Pittsburgh G.O. Ser. 95A
     5.25%                         03/01/11    1,000         968,750
   Ringgold Sch. Dist. Rev. Ser. 95
     6.20%                         02/01/19      500         520,000
   Schuylkill Redev. Auth. Comnwlth.
     Lease Rev. Ser. 91A
     7.12%                         06/01/13    1,250       1,373,438
   Southeastern Pennsylvania Trans.
     Auth. Spec. Rev. Ser. 95A
     5.87%                         03/01/09    1,230       1,277,663
   West Chester Area Sch. Dist. G.O.
     Ser. 95
     6.20%                         09/01/14    1,000       1,052,500
   West Mifflin Sanitation Swr. Mun.
     Auth. Rev. Ser. 96
     5.80%                         08/01/26      525         513,188
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev. (Westmoreland Hlth. Sys. Prj.)
     Ser 93A
     6.00%                         07/01/11      200         204,750
                                                       -------------
                                                          84,736,947
                                                       -------------

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------

Puerto Rico -- 0.3%
   Puerto Rico Elec. Pwr. Auth.
     Rev. Bonds Ser. 91P
     6.75%                         07/01/03   $  250   $     270,313
                                                       -------------
TOTAL MUNICIPAL BONDS
  (Cost $83,931,576)                                      85,007,260
                                                       -------------
SHORT TERM INVESTMENTS -- 3.2%
   Smith Barney Tax Free Money
     Market Fund                               2,654       2,653,943
   Vanguard Pennsylvania Tax-Exempt
     Money Fund                                  100         100,000
                                                       -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,753,941)                                        2,753,943
                                                       -------------
   TOTAL INVESTMENTS IN SECURITIES
     (Cost $86,685,517*)                      101.7%      87,761,203

   LIABILITIES IN EXCESS OF
     OTHER ASSETS                              (1.7%)     (1,477,945)
                                              ------   -------------
   NET ASSETS  (Applicable to 469,445
     Institutional  shares,  3,475,214 Service
     shares 3,431,974 Investor A shares
     and 919,024 Investor B shares
     outstanding)                             100.0%     $86,283,258
                                              ======     ===========
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($76,724,338 (DIVIDE) 7,376,633)                            $10.40
                                                              ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                           $10.40
                                                              ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.40 (DIVIDE) .960)                                      $10.83
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($9,558,920 (DIVIDE) 919,024)                               $10.40
                                                              ======

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                        $1,375,439
     Gross unrealized depreciation                          (299,753)
                                                          ----------
                                                          $1,075,686
                                                          ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MUNICIPAL BONDS -- 98.3%
NEW JERSEY -- 91.2%
   Absecon Bd. of Ed. G.O., Ser. 92
     5.62%                         12/15/02   $  770      $  792,607
   Bergen Cnty. Util. Auth. Wtr. Pol. Ctrl.
     Rev. Ser. 92B
     5.60%                         12/15/03    2,000       2,077,500
   Brick Twp. Mun. Util. Auth. Rev.,
     Ser. 77
     6.75%                         12/01/16    1,000       1,110,000
   Brigantine G.O., Ser. 92
     6.25%                         08/01/03      730         783,837
   Cherry Hill Township G.O., Ser. 92
     6.00%                         06/01/06      500         523,750
   Dover Township G.O., Ser. 92
     6.00%                         10/15/03    1,000       1,070,000
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                         07/01/12    1,400       1,452,500
   Edison Township G.O., Ser. 91
     6.50%                         06/01/04      500         545,000
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Proj., Ser. 94
     6.90%                         12/01/14      500         568,750
   Essex Cnty. Util. Auth. Sol. Wste. Rev.,
     Ser. 96
     5.75%                         04/01/05    2,000       2,082,500
   Evesham Mun. Util. Auth. Rev.,
     Ser. 90B
     6.80%                         07/01/01    1,010       1,017,221
     6.85%                         07/01/02    1,080       1,087,852
   Jersey City Sch. G.O., Ser. 96A
     6.00%                         10/01/06    1,500       1,591,875
   Knowlton Township Bd. of Ed. G.O.,
     Ser. 91
     6.60%                         08/15/11      169         187,167
   Lacey Township Wtr. Auth. Rev., Ser. 93
     6.00%                         12/01/12    1,000       1,035,000
   Mercer Cnty. Imp. Rev., Hamilton Bd.
     of Ed. Proj., Ser. 92
     5.90%                         06/01/03      500         525,000
   Middlesex Cnty. Import Auth. Rev.,
     Ser. 96
     5.80%                         09/15/13    1,000         990,000
   Morristown G.O., Ser. 95
     6.40%                         08/01/14      500         544,375
   New Jersey Econ. Dev. Auth. Rev.,
     Invamed Inc. Proj., Ser. 95
     6.00%                         07/01/06      300         306,000
     6.10%                         07/01/07      200         204,000
   New Jersey Econ. Dev. Auth. Rev.,
     Mkt. Trans. Fac. Proj., Ser. 94
     5.87%                         07/01/11    4,000       4,080,000
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Proj., Ser. 96C
     5.75%                         06/15/08    3,000       3,116,250
   New Jersey Econ. Dev. Auth. Rev.,
     Trenton OFC Complex Proj., Ser. 89
     6.62%                         06/15/01    1,050       1,123,500
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Proj., Ser. 95
     5.95%                         06/01/05      865         869,325
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Proj., Ser. 96
     5.87%                         07/01/16    2,185       2,209,581

                                                PAR
                                   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
NEW JERSEY (CONTINUED)
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Cathederal. Hlth. Ctr. Proj.,
     Ser. 90
     7.25%                         02/15/21   $1,000     $ 1,067,500
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., St. Josephs Hosp. Ctr. Proj.,
     Ser. 96
     5.60%                         07/01/07    4,000       4,065,000
   New Jersey St. G.O., Ser. 92D
     5.90%                         02/15/08    3,000       3,131,250
     6.00%                         02/15/11    2,000       2,125,000
   New Jersey St. G.O., Ser. 96
     6.00%                         07/15/06    3,000       3,213,750
   New Jersey St. Hsg. & Mtg. Fin.
     Agcy. Rev., Ser. 92A
     6.70%                         05/01/05      500         527,500
     6.70%                         11/01/05    1,000       1,055,000
     6.95%                         11/01/13      750         783,750
   New Jersey St. Hwy. Auth. Rev.,
     Gard. St. Pkwy., Ser. 92
     6.00%                         01/01/05    1,350       1,420,875
     6.20%                         01/01/10      750         804,375
     6.25%                         01/01/14      500         523,125
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.90%                         01/01/14      970         973,405
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.25%                         01/01/10    1,350       1,404,000
     6.50%                         01/01/16    1,000       1,097,500
     6.50%                         01/01/16      500         535,625
   New Jersey St. Trans. Auth. Rev.,
     Ser. 95A
     5.50%                         06/15/11    1,500       1,490,625
   New Jersey St. Trans. Auth. Rev.,
     Ser. 96B
     5.25%                         06/15/10    2,000       1,952,500
   New Jersey Wstwtr. Rev., Ser. 89B
     7.00%                         05/15/04      950       1,008,188
   New Jersey Wstwtr. Treatment Trust
     Rev., Ser. 96C
     6.25%                         05/15/03    2,500       2,706,250
     6.25%                         05/15/06    3,000       3,281,250
   Newark Bd. of Ed. G.O., Ser. 94
     5.87%                         12/15/13    1,000       1,018,750
   North Bergen Township G.O., Ser. 92
     5.90%                         08/15/01      500         522,500
   North Hudson Swr. Auth. Rev., Ser. 96
     6.00%                         08/01/05    1,500       1,597,500
   North Jersey Wtr. Sply. Rev., Wanaque
     Nth. Proj., Ser. 91A
     6.50%                         11/15/06      510         550,800
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                         07/15/06      755         795,581
   Ocean Cnty. Util. Auth. Rev., Ser. 95A
     6.30%                         01/01/12    1,005       1,048,969
   Passaic Valley Wtr. Comm. Sply. Rev.,
     Ser. 92A
     5.95%                         12/15/02      500         529,375
   Point Pleasant G.O., Ser. 95
     5.70%                         12/01/03      500         520,000
   Port Auth. N.Y. & N.J. Rev., Ser. 95
     5.75%                         11/01/09    3,275       3,320,031
   South Jersey Port. Corp. N.J. Rev.,
     Ser. 93
     5.60%                         01/01/23    1,500       1,441,875

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Warren Cnty. Pol. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                         12/01/03   $  500    $    527,500
   Weehawken Township G.O., Ser.92
     6.15%                         07/01/04      350         373,188
   West Windsor Plainsboro Township
     Bd. of Ed. G.O., Ser. 93
     5.80%                         03/15/06    1,000       1,046,250
   Winslow Township Tax G.O., Ser. 92
     6.40%                         10/01/05      870         933,075
   Woodbridge Township G.O., Ser. 92
     6.05%                         08/15/05      500         525,000
                                                        ------------
                                                          77,810,452
                                                        ------------
PUERTO RICO -- 7.1%
   Puerto Rico Comwlth G.O., Ser. 97
     5.37%                         07/01/21    3,000       2,857,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     6.12%                         07/01/08    1,000       1,083,750
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94T
     5.50%                         07/01/20    2,250       2,100,938
                                                        ------------
                                                           6,042,188
                                                        ------------
TOTAL MUNICIPAL BONDS
  (Cost $82,357,336)                                      83,852,640
                                                        ------------
SHORT TERM INVESTMENTS -- 3.9%
   Smith Barney Tax Free Money
     Market Fund                               3,301       3,300,810
   (Cost $3,300,810)                                    ------------


TOTAL INVESTMENTS IN SECURITIES
   (Cost $85,658,146*)                        102.2%      87,153,450


                                                           Value
                                                     ----------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS                                      (2.2%)   $ (1,909,890)
                                            --------    ------------
NETASSETS (Applicable to 7,451,837
   Service shares,  79,393
   Investor A shares and
   37,803 Investor B shares
   outstanding)                               100.0%    $ 85,243,560
                                              ======    ============

  NET ASSET VALUE AND REDEMPTION
  PRICE PER SERVICE AND INVESTOR
  A SHARE
  ($84,817,826 (DIVIDE) 7,531,230)                            $11.26
                                                              ======
OFFERING PRICE PER SERVICE
  SHARE                                                       $11.26
                                                              ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($11.26 (DIVIDE) .960)                                      $11.73
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($425,734 (DIVIDE) 37,803)                                  $11.26
                                                              ======

-----------------------
* Also cost for Federal Income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                        $1,654,727
     Gross unrealized depreciation                          (159,423)
                                                          ----------
                                                          $1,495,304
                                                          ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            COMPASS CAPITAL FUNDS (LOGO OMITTED)

                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

                                                PAR
AS OF MARCH 31, 1997 (UNAUDITED)   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------

MUNICIPAL BONDS -- 98.3%
OHIO -- 94.4%
   Akron Swr. Sys. Rev., Ser. 96
     5.87%                         12/01/16   $  500     $   505,000
   Brunswick G.O., Ser. 94
     6.30%                         12/01/05      210         216,300
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp., Ser. 91
     6.75%                         11/15/03       50          54,312
   Cleveland Apt. Sys. Rev., Ser. 94B
     5.70%                         01/01/04      150         153,750
   Cleveland Packaging Fac. Rev.
     Ser. 96
     6.00%                         09/15/06      500         530,625
   Columbus Mun. Apt. Auth. Rev. Port
     Columbus Int. Apt. Ser. 94A
     6.00%                         01/01/04      150         154,687
   Columbus Ohio Public Imps., Ser.93
     5.35%                         09/15/06      600         614,250
   Cuyahoga Cnty. Hosp. Rev., Ser. 96
     6.00%                         01/15/05      500         525,000
   Dublin Ohio City Sch. Dist. Ser. 97
     5.25%                         12/01/14      500         478,750
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                         12/01/14      300         347,625
   Franklin Cnty. Health Sys. Rev.
     Franciscan Sisters St. Anthony
     Proj. Ser. 95 FRDD
     3.80%**                       04/01/97      400         400,000
   Kings Loc. Sch. Dist. G.O., Ser. 94
     7.60%                         12/01/05      200         224,500
   Loveland City Sch. Dist. G.O., Ser. 92
     6.65%                         12/01/02      145         155,331
   Lucas Cnty. G.O., Ser. 96
     6.00%                         12/01/05      500         533,750
   Medina G.O., Ser. 86
     7.25%                         12/01/03       50          56,062
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.62%                         12/01/06      100         111,625
   Northwestern Loc. Sch. Dist. G.O.
     Wayne & Ashland Cntys., Ser. 94
     7.20%                         12/01/10      300         350,250
   Ohio Air Quality Dev. Auth., Ser. 85A
     3.80%**                       12/01/15      300         300,000
   Ohio G.O., Ser. 95
     6.00%                         08/01/05      225         239,344
   Ohio Hsg. Fin. Agcy. Rev. Res. Mort.,
     Ser. 94B-2
     6.35%                         09/01/04      150         150,375
   Ohio Pfc. Higher Ed. Rev., Ser. 92ii-a
     5.50%                         12/01/07      400         402,000
   Ohio St. Bldg. Auth. Correc. Fac.
     Ser. 96A
     5.25%                         10/01/08      500         499,375
   Ohio State Bldg. Data Ctr. Rev.
     Ser. 93A
     5.90%                         10/01/07      450         469,125
   Ohio State Higher Ed. Fac. Comm.
     Rev. Ohio Dominican Coll., Ser. 94
     6.62%                         12/01/04      250         259,063

                                                PAR
                                   MATURITY    (000)         VALUE
                                   -------- ---------- ----------------
OHIO (CONTINUED)
   Ohio State Tpke. Rev., Ser. 96
     6.00%                         02/15/05   $  400     $   423,500
   Ohio State Wtr. Dev. Auth. Rev.
     Steel-Cargill North Star Broken Hill
     Proj. Ser. 95
     6.30%                         09/01/20      500         512,500
   Olentangy Loc. Sch. Dist. G.O.
     Ser. 95A
     6.00%                         12/01/08      225         237,938
   Student Loan Funding Corp. Rev.
     Cincinnati, Ser. 93A
     5.75%                         08/01/03       65          65,325
   Summit Cnty. Hosp. Rev. Cuyahoga
     Falls Gen. Hosp. Proj., Ser. 94
     6.65%                         07/01/14      200         204,250
   Toledo G.O., Ser. 96
     6.00%                         12/01/06      500         531,250
   Univ. of Toledo Gen. Rec. Rev.,
     Ser. 92A
     5.90%                         06/01/20      425         425,000
                                                        ------------
                                                          10,130,862
                                                        ------------
PUERTO RICO -- 3.9%
   Puerto Rico Elec. Pwr. Auth. Rev.
     Ser. 94T
     6.12%                         07/01/09      400         413,500
                                                        ------------
TOTAL MUNICIPAL BONDS
  (Cost $10,371,519)                                      10,544,362
                                                        ------------
SHORT TERM INVESTMENTS -- 0.8%
   Smith Barney Tax Free Money
     Market Fund                                  90          90,145
   (Cost $90,145)                                       ------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $10,461,664*)                         99.1%      10,634,507

OTHER ASSETS IN EXCESS OF
   LIABILITIES                                  0.9%          94,799
                                              ------    ------------
NET ASSETS (Applicable to 80,207
   Institutional  shares,  669,650 Service
   shares, 262,980 Investor A shares
   and 46,531 Investor B shares
   outstanding)                               100.0%    $ 10,729,306
                                              ======    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 1997 (UNAUDITED)

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($10,258,036 (DIVIDE) 1,012,837)                            $10.13
                                                              ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                           $10.13
                                                              ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.13 (DIVIDE) .960)                                      $10.55
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($471,270 (DIVIDE) 46,531)                                  $10.13
                                                              ======

------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                          $211,292
     Gross unrealized depreciation                           (38,449)
                                                            --------
                                                            $172,843
                                                            ========

** Rates shown are the rates as of March 31, 1997, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.


                   ------------------------------------------
                            INVESTMENT ABBREVIATIONS

                        ARM      Adjustable Rate Mortgage
                        CMT      Constant Maturity Treasury
                        FRDD     FloatingRateDailyDemand
                        G.O.     General Obligations
                        IO       Interest Only
                        PO       Prinicipal Only
                   ------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                             STATEMENT OF OPERATIONS

                                                                     INTERMEDIATE
                                                      LOW DURATION     GOVERNMENT     INTERMEDIATE        CORE          GOVERNMENT
                                                          BOND            BOND            BOND            BOND            INCOME
FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      -----------     -----------     -----------     -----------       ---------
Investment income:
   Interest .......................................   $ 7,298,835     $ 5,256,103     $10,696,180     $12,407,238       $ 699,504
                                                      -----------     -----------     -----------     -----------       ---------
Expenses:
   Investment advisory fee ........................       553,798         397,104         767,933         803,772          39,437
   Administration fee .............................       254,747         182,668         353,249         369,735          18,141
   Custodian fee ..................................        27,557          22,116          36,966          44,071           8,797
   Transfer agent fee .............................        36,068          28,371          48,922          51,669          15,329
   Service fees ...................................       131,064          72,531          72,138         180,827          24,032
   Distribution fees ..............................         2,076          11,828           2,055           9,430          52,504
   Legal and audit ................................         8,226           6,508          12,647          17,607             532
   Printing .......................................        11,775           9,313          13,119          14,522             761
   Registration fees and expenses .................        14,919          19,243          34,872          19,891          16,231
   Organization ...................................         9,099            --             2,273           1,923           2,983
   Trustees' fees and officer's salary.............         2,572           2,033           2,865           3,170             166
   Other ..........................................        15,672          19,965          16,042          13,939           2,695
                                                      -----------     -----------     -----------     -----------       ---------
                                                        1,067,573         771,680       1,363,081       1,530,556         181,608
   Less fees voluntarily waived and
     expenses reimbursed ..........................      (324,901)       (248,448)       (443,858)       (455,193)        (56,186)
                                                      -----------     -----------     -----------     -----------       ---------
        Total operating expenses ..................       742,672         523,232         919,223       1,075,363         125,422
                                                      -----------     -----------     -----------     -----------       ---------
Interest expense ..................................       342,950         130,883         379,727       1,292,198          70,233
                                                      -----------     -----------     -----------     -----------       ---------
        Total expenses ............................     1,085,622         654,115       1,298,950       2,367,561         195,655
                                                      -----------     -----------     -----------     -----------       ---------
Net investment income .............................     6,213,213       4,601,988       9,397,230      10,039,677         503,849
                                                      -----------     -----------     -----------     -----------       ---------
Realized and unrealized gain (loss) on
   investments and foreign
   currency transactions:
   Net realized gain (loss) from:
     Investment transactions ......................     1,348,619       1,122,450       1,396,560       4,100,160         122,092
     Futures contracts ............................       (39,324)        144,311         244,551        (438,527)        (59,153)
     Foreign currency transactions and
        forward foreign currency
        contracts .................................            --              --              --              --              --
Change in unrealized appreciation
   (depreciation) from:
     Investments ..................................    (1,786,916)     (1,426,038)     (4,140,084)     (6,755,011)       (244,033)
     Futures ......................................       (86,692)       (268,352)       (421,185)      1,082,490          43,553
     Foreign currency transactions and
        forward foreign currency
        contracts .................................            --              --              --              --              --
                                                      -----------     -----------     -----------     -----------       ---------
Net gain (loss) on investments and
   foreign currency transactions ...................     (564,313)       (427,629)     (2,920,158)     (2,010,888)       (137,541)
                                                      -----------     -----------     -----------     -----------       ---------
Net increase in net assets resulting
   from operations .................................  $ 5,648,900     $ 4,174,359     $ 6,477,072     $ 8,028,789       $ 366,308
                                                      ===========     ===========     ===========     ===========       =========




                                                                                                         PENNSYLVANIA    NEW JERSEY
                                                          MANAGED      INTERNATIONAL      TAX-FREE         TAX-FREE       TAX-FREE
                                                          INCOME           BOND            INCOME          INCOME          INCOME
FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)     PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                       ------------     -----------      ----------      ----------      ----------
Investment income:
   Interest ........................................   $ 26,359,052     $ 1,349,603      $1,480,057      $2,385,773      $2,375,091
                                                       ------------     -----------      ----------      ----------      ----------
Expenses:
   Investment advisory fee .........................      1,834,348         111,292         129,992         214,978         219,458
   Administration fee ..............................        820,289          46,540          59,797          98,890         100,951
   Custodian fee ...................................        117,714          30,831           8,317          10,781          11,224
   Transfer agent fee ..............................        119,080           8,698          12,008          28,607          21,009
   Service fees ....................................        277,083          11,926          57,884          71,560         130,437
   Distribution fees ...............................         23,139           1,120          10,074         107,904           2,575
   Legal and audit .................................         31,820           1,406           1,776           3,515          10,658
   Printing ........................................         38,426           2,009           2,543           4,319           4,583
   Registration fees and expenses ..................         47,171          14,919          17,405           3,979           3,979
   Organization ....................................             --              --              --           1,341              --
   Trustees' fees and officer's salary..............          8,390             439             555             943           1,001
   Other ...........................................         50,354           5,525           5,671           6,159           6,234
                                                       ------------     -----------      ----------      ----------      ----------
                                                          3,367,814         234,705         306,022         552,976         512,109
   Less fees voluntarily waived and
     expenses reimbursed ...........................       (935,702)        (23,215)        (93,350)       (126,300)       (137,542)
                                                       ------------     -----------      ----------      ----------      ----------
        Total operating expenses ...................      2,432,112         211,490         212,672         426,676         374,567
                                                       ------------     -----------      ----------      ----------      ----------
Interest expense ...................................        239,650           1,190              --              --              --
                                                       ------------     -----------      ----------      ----------      ----------
        Total expenses .............................      2,671,762         212,680         212,672         426,676         374,567
                                                       ------------     -----------      ----------      ----------      ----------
Net investment income ..............................     23,687,290       1,136,923       1,267,385       1,959,097       2,000,524
                                                       ------------     -----------      ----------      ----------      ----------
Realized and unrealized gain (loss) on
   investments and foreign
   currency transactions:
   Net realized gain (loss) from:
     Investment transactions .......................      5,092,107         503,043         380,981         294,264         196,484
     Futures contracts .............................      3,364,107              --              --              --              --
     Foreign currency transactions and
        forward foreign currency
        contracts ..................................             --       2,897,730              --              --              --
Change in unrealized appreciation
   (depreciation) from:
     Investments ...................................    (12,332,764)     (2,394,205)       (313,870)       (600,674)       (186,026)
     Futures .......................................      3,520,222              --              --              --              --
     Foreign currency transactions and
        forward foreign currency
        contracts ..................................             --        (299,085)             --              --              --
                                                       ------------     -----------      ----------      ----------      ----------
Net gain (loss) on investments and
   foreign currency transactions ...................       (356,328)        707,483          67,111        (306,410)         10,458
                                                       ------------     -----------      ----------      ----------      ----------
Net increase in net assets resulting
   from operations .................................   $ 23,330,962     $ 1,844,406      $1,334,496      $1,652,687      $2,010,982
                                                       ============     ===========      ==========      ==========      ==========



                                                              OHIO
                                                            TAX-FREE
                                                            INCOME
FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)        PORTFOLIO
                                                          ----------
Investment income:
   Interest .........................................      $275,859
                                                           --------
Expenses:
   Investment advisory fee ..........................        25,549
   Administration fee ...............................        11,753
   Custodian fee ....................................         6,300
   Transfer agent fee ...............................         3,103
   Service fees .....................................        10,386
   Distribution fees ................................         6,612
   Legal and audit ..................................         1,597
   Printing .........................................           504
   Registration fees and expenses ...................         1,243
   Organization .....................................         1,229
   Trustees' fees and officer's salary...............           109
   Other ............................................         4,117
                                                           --------
                                                             72,502
   Less fees voluntarily waived and
     expenses reimbursed ............................       (26,325)
                                                           --------
        Total operating expenses ....................        46,177
                                                           --------
Interest expense ....................................            --
                                                           --------
        Total expenses ..............................        46,177
                                                           --------
Net investment income ...............................       229,682
                                                           --------
Realized and unrealized gain (loss) on
   investments and foreign
   currency transactions:
   Net realized gain (loss) from:
     Investment transactions ........................        35,484
     Futures contracts ..............................            --
     Foreign currency transactions and
        forward foreign currency
        contracts ...................................            --
Change in unrealized appreciation
   (depreciation) from:
     Investments ....................................       (79,706)
     Futures ........................................            --
     Foreign currency transactions and
        forward foreign currency
        contracts ...................................            --
                                                           --------
Net gain (loss) on investments and
   foreign currency transactions ....................       (44,222)
                                                           --------
Net increase in net assets resulting
   from operations ..................................      $185,460
                                                           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     42 & 43

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        LOW DURATION                     INTERMEDIATE GOVERNMENT
                                                                       BOND PORTFOLIO                        BOND PORTFOLIO
                                                         -------------------------------------------   ----------------------------
                                                            FOR THE                                       FOR THE
                                                          SIX MONTHS   FOR THE PERIOD FOR THE PERIOD    SIX MONTHS       FOR THE
                                                             ENDED     4/1/96 THROUGH 7/1/95 THROUGH       ENDED       YEAR ENDED
                                                            3/31/97        9/30/96        3/31/96         3/31/97        9/30/96
                                                         ------------    ------------   ------------   ------------    ------------
                                                          (UNAUDITED)                                   (UNAUDITED)
Increase (decrease) in net assets:
   Operations:
     Net investment income ..........................    $  6,213,213    $  6,116,432   $  3,918,728   $  4,601,988    $ 10,996,883
     Net gain (loss) on investment ..................        (564,313)       (213,372)    (2,249,808)      (427,629)     (2,224,470)
                                                         ------------    ------------   ------------   ------------    ------------
     Net increase (decrease) in net assets
        resulting from operations ...................       5,648,900       5,903,060      1,668,920      4,174,359       8,772,413
                                                         ------------    ------------   ------------   ------------    ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ...........................      (3,697,730)     (2,376,647)    (1,842,630)1   (3,113,607)     (7,708,808)
     Service Shares .................................      (2,294,129)     (3,508,349)    (2,026,179)    (1,366,599)     (2,611,126)
     Investor A Shares ..............................         (25,007)        (21,906)        (5,132)      (160,427)       (401,159)
     Investor B Shares ..............................            (511)             --             --           (573)             --
     Investor C Shares ..............................            (136)             --             --           (278)             --
                                                         ------------    ------------   ------------   ------------    ------------
     Total distribution from net
        investment income ...........................      (6,017,513)     (5,906,902)    (3,873,941)    (4,641,484)    (10,721,093)
                                                         ------------    ------------   ------------   ------------    ------------
   In excess of net investment income:
     Institutional Shares ...........................              --              --       (164,529)1           --              --
     Service Shares .................................              --              --             --             --              --
     Investor A Shares ..............................              --              --             --             --              --
     Investor B Shares ..............................              --              --             --             --              --
     Investor C Shares ..............................              --              --             --             --              --
                                                         ------------    ------------   ------------   ------------    ------------
     Total distribution in excess of
        net investment income .......................              --              --       (164,529)            --              --
                                                         ------------    ------------   ------------   ------------    ------------
   Net realized gains:
     Institutional Shares ...........................              --              --        (58,282)1           --              --
     Service Shares .................................              --              --             --             --              --
     Investor A Shares ..............................              --              --             --             --              --
     Investor B Shares ..............................              --              --             --             --              --
     Investor C Shares ..............................              --              --             --             --              --
                                                         ------------    ------------   ------------   ------------    ------------
     Total distributions from net realized gains ....              --              --        (58,282)            --              --
                                                         ------------    ------------   ------------   ------------    ------------
     Total distributions to shareholders ............      (6,017,513)     (5,906,902)    (4,096,752)    (4,641,484)    (10,721,093)
                                                         ------------    ------------   ------------   ------------    ------------
Capital share transactions ..........................     (17,708,999)     (6,733,602)   193,173,293    (34,246,251)    (12,741,291)
                                                         ------------    ------------   ------------   ------------    ------------
     Total increase (decrease) in net assets ........     (18,077,612)     (6,737,444)   190,745,461    (34,713,376)    (14,689,971)
                                                         ------------    ------------   ------------   ------------    ------------

NET ASSETS:
     Beginning of period ............................     228,494,249     235,231,693     44,486,232    179,708,783     194,398,754
                                                         ------------    ------------   ------------   ------------    ------------
     End of period ..................................    $210,416,637    $228,494,249   $235,231,693   $144,995,407    $179,708,783
                                                         ============    ============   ============   ============    ============



                                                               INTERMEDIATE                             CORE
                                                              BOND PORTFOLIO                       BOND PORTFOLIO
                                                        --------------------------    ------------------------------------------
                                                           FOR THE                      FOR THE
                                                         SIX MONTHS       FOR THE     SIX MONTHS   FOR THE PERIOD FOR THE PERIOD
                                                            ENDED       YEAR ENDED       ENDED     4/1/96 THROUGH 7/1/95 THROUGH
                                                           3/31/97        9/30/96       3/31/97        9/30/96        3/31/96
                                                        ------------   ------------   ------------   ------------   ------------
                                                         (UNAUDITED)                  (UNAUDITED)
Increase (decrease) in net assets:
   Operations:
     Net investment income ..........................   $  9,397,230   $ 13,162,932   $ 10,039,677   $  8,860,584   $  4,622,227
     Net gain (loss) on investment ..................     (2,920,158)    (2,278,811)    (2,010,888)    (2,267,710)    (7,990,856)
                                                        ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
        resulting from operations ...................      6,477,072     10,884,121      8,028,789      6,592,874     (3,368,629)
                                                        ------------   ------------   ------------   ------------   ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ...........................     (7,990,248)   (10,531,863)    (6,562,836)    (3,574,577)    (1,906,399)1
     Service Shares .................................     (1,414,104)    (2,326,763)    (3,666,470)    (5,178,248)    (2,729,527)
     Investor A Shares ..............................        (29,330)       (45,490)       (15,406)        (5,121)          (228)
     Investor B Shares ..............................             --             --        (59,370)       (15,457)           (58)
     Investor C Shares ..............................             --             --             (1)            --             --
                                                        ------------   ------------   ------------   ------------   ------------
     Total distribution from net
        investment income ...........................     (9,433,682)   (12,904,116)   (10,304,083)    (8,773,403)    (4,636,212)
                                                        ------------   ------------   ------------   ------------   ------------
   In excess of net investment income:
     Institutional Shares ...........................             --             --             --             --             --
     Service Shares .................................             --             --             --             --             --
     Investor A Shares ..............................             --             --             --             --             --
     Investor B Shares ..............................             --             --             --             --             --
     Investor C Shares ..............................             --             --             --             --             --
                                                        ------------   ------------   ------------   ------------   ------------
     Total distribution in excess of
        net investment income .......................             --             --             --             --             --
                                                        ------------   ------------   ------------   ------------   ------------
   Net realized gains:
     Institutional Shares ...........................       (349,958)      (519,741)      (900,868)            --       (880,411)1
     Service Shares .................................        (69,712)      (125,660)      (548,738)            --             --
     Investor A Shares ..............................         (1,658)        (2,393)        (2,549)            --             --
     Investor B Shares ..............................             --             --        (10,003)            --             --
     Investor C Shares ..............................             --             --             --             --             --
                                                        ------------   ------------   ------------   ------------   ------------
     Total distributions from net realized gains ....       (421,328)      (647,794)    (1,462,158)            --       (880,411)
                                                        ------------   ------------   ------------   ------------   ------------
     Total distributions to shareholders ............     (9,855,010)   (13,551,910)   (11,766,241)    (8,773,403)    (5,516,623)
                                                        ------------   ------------   ------------   ------------   ------------
Capital share transactions ..........................     79,911,231     94,529,679     99,648,267    (13,073,874)   273,598,804
                                                        ------------   ------------   ------------   ------------   ------------
     Total increase (decrease) in net assets ........     76,533,293     91,861,890     95,910,815    (15,254,403)   264,713,552
                                                        ------------   ------------   ------------   ------------   ------------

NET ASSETS:
     Beginning of period ............................    254,206,324    162,344,434    281,649,953    296,904,356     32,190,804
                                                        ------------   ------------   ------------   ------------   ------------
     End of period ..................................   $330,739,617   $254,206,324   $377,560,768   $281,649,953   $296,904,356
                                                        ============   ============   ============   ============   ============


                                                               GOVERNMENT                     MANAGED
                                                            INCOME PORTFOLIO             INCOME PORTFOLIO
                                                        -------------------------   ---------------------------
                                                          FOR THE                     FOR THE
                                                        SIX MONTHS      FOR THE     SIX MONTHS       FOR THE
                                                           ENDED      YEAR ENDED       ENDED       YEAR ENDED
                                                          3/31/97       9/30/96       3/31/97        9/30/96
                                                        -----------   -----------   ------------   ------------
                                                        (UNAUDITED)                 (UNAUDITED)
Increase (decrease) in net assets:
   Operations:
     Net investment income ..........................   $   503,849   $   832,981   $ 23,687,290   $ 40,383,826
     Net gain (loss) on investment ..................      (137,541)     (318,238)      (356,328)   (13,284,502)
                                                        -----------   -----------   ------------   ------------
     Net increase (decrease) in net assets
        resulting from operations ...................       366,308       514,743     23,330,962     27,099,324
                                                        -----------   -----------   ------------   ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ...........................            --            --    (17,826,343)   (30,992,031)
     Service Shares .................................            --            --     (5,866,577)    (8,387,287)
     Investor A Shares ..............................      (136,814)     (213,995)      (357,853)      (669,888)
     Investor B Shares ..............................      (396,191)     (595,251)            --             --
     Investor C Shares ..............................             1            --             --             --
                                                        -----------   -----------   ------------   ------------
     Total distribution from net
        investment income ...........................      (533,004)     (809,246)   (24,050,773)   (40,049,206)
                                                        -----------   -----------   ------------   ------------
   In excess of net investment income:
     Institutional Shares ...........................            --            --             --             --
     Service Shares .................................            --            --             --             --
     Investor A Shares ..............................            --            --             --             --
     Investor B Shares ..............................            --            --             --             --
     Investor C Shares ..............................            --            --             --             --
                                                        -----------   -----------   ------------   ------------
     Total distribution in excess of
        net investment income .......................            --            --             --             --
                                                        -----------   -----------   ------------   ------------
   Net realized gains:
     Institutional Shares ...........................            --            --             --     (4,581,107)
     Service Shares .................................            --            --             --     (1,264,449)
     Investor A Shares ..............................            --       (81,209)            --       (119,989)
     Investor B Shares ..............................            --      (277,151)            --             --
     Investor C Shares ..............................            --            --             --             --
                                                        -----------   -----------   ------------   ------------
     Total distributions from net realized gains ....            --      (358,360)            --     (5,965,545)
                                                        -----------   -----------   ------------   ------------
     Total distributions to shareholders ............      (533,004)   (1,167,606)   (24,050,773)   (46,014,751)
                                                        -----------   -----------   ------------   ------------
Capital share transactions ..........................     1,906,932     2,245,029    (34,252,758)   187,954,362
                                                        -----------   -----------   ------------   ------------
     Total increase (decrease) in net assets ........     1,740,236     1,592,166    (34,972,569)   169,038,935
                                                        -----------   -----------   ------------   ------------

NET ASSETS:
     Beginning of period ............................    14,769,900    13,177,734    741,009,606    571,970,671
                                                        -----------   -----------   ------------   ------------
     End of period ..................................   $16,510,136   $14,769,900   $706,037,037   $741,009,606
                                                        ===========   ===========   ============   ============

----------------
1 Institutional Shares includes all activity of the prior class of shares for all periods before January 13, 1996, the date of the merger.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     44 & 45

(LOGO OMITTED) COMPASS CAPITAL FUNDS


                                                                      INTERNATIONAL                              TAX-FREE
                                                                     BOND PORTFOLIO                          INCOME PORTFOLIO
                                                      ---------------------------------------------    ----------------------------
                                                        FOR THE                                          FOR THE
                                                      SIX MONTHS     FOR THE PERIOD  FOR THE PERIOD    SIX MONTHS         FOR THE
                                                         ENDED       2/1/96 THROUGH  3/1/95 THROUGH       ENDED         YEAR ENDED
                                                        3/31/97          9/30/96         1/31/96         3/31/97          9/30/96
                                                      -----------    --------------  --------------    -----------      -----------
                                                      (UNAUDITED)                                      (UNAUDITED)
Increase (decrease) in net assets:
   Operations:
     Net investment income .........................  $ 1,136,923      $ 1,389,531     $ 2,371,030     $ 1,267,385      $ 1,949,604
     Net gain (loss) on investment and
        foreign currency related transactions ......      707,483          594,351       4,801,275          67,111          (17,228)
                                                      -----------      -----------     -----------     -----------      -----------
     Net increase (decrease) in net assets
        resulting from operations ..................    1,844,406        1,983,882       7,172,305       1,334,496        1,932,376
                                                      -----------      -----------     -----------     -----------      -----------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..........................   (3,363,756)        (348,627)             --        (225,609)        (377,242)
     Service Shares ................................     (818,242)        (602,036)     (3,221,772)1      (943,504)      (1,297,915)
     Investor A Shares .............................      (21,804)            (978)             --        (113,559)        (268,319)
     Investor B Shares .............................      (12,343)            (633)             --          (2,508)             (78)
     Investor C Shares .............................       (4,732)             (14)             --              (1)              --
                                                      -----------      -----------     -----------     -----------      -----------
     Total distribution from net
        investment income ..........................   (4,220,877)        (952,288)     (3,221,772)     (1,285,181)      (1,943,554)
                                                      -----------      -----------     -----------     -----------      -----------
   Net realized gains:
     Institutional Shares ..........................   (1,349,956)              --              --              --               --
     Service Shares ................................     (338,728)              --              --              --               --
     Investor A Shares .............................       (8,738)              --              --              --               --
     Investor B Shares .............................       (5,334)              --              --              --               --
     Investor C Shares .............................       (2,081)              --              --              --               --
                                                      -----------      -----------     -----------     -----------      -----------
     Total distributions from net realized gains ...   (1,704,837)              --              --              --               --
                                                      -----------      -----------     -----------     -----------      -----------
     Total distributions to shareholders ...........   (5,925,714)        (952,288)     (3,221,772)     (1,285,181)      (1,943,554)
                                                      -----------      -----------     -----------     -----------      -----------
     Capital share transactions ....................    6,616,249          390,815     (11,980,752)      6,279,354       37,830,177
                                                      -----------      -----------     -----------     -----------      -----------
     Total increase (decrease) in net assets .......    2,534,941        1,422,409      (8,030,219)      6,328,669       37,818,999
                                                      -----------      -----------     -----------     -----------      -----------
Net assets:
     Beginning of period ...........................   39,049,190       37,626,781      45,657,000      49,394,167       11,575,168
                                                      -----------      -----------     -----------     -----------      -----------
     End of period .................................  $41,584,131      $39,049,190     $37,626,781     $55,722,836      $49,394,167
                                                      ===========      ===========     ===========     ===========      ===========



                                                         PENNSYLVANIA TAX-FREE                    NEW JERSEY TAX-FREE
                                                           INCOME PORTFOLIO                        INCOME PORTFOLIO
                                                     ----------------------------   -----------------------------------------------
                                                       FOR THE                        FOR THE
                                                     SIX MONTHS         FOR THE     SIX MONTHS     FOR THE PERIOD    FOR THE PERIOD
                                                        ENDED         YEAR ENDED       ENDED       2/1/96 THROUGH    3/1/95 THROUGH
                                                       3/31/97          9/30/96       3/31/97          9/30/96           1/31/96
                                                     -----------      -----------   -----------    --------------    --------------
                                                     (UNAUDITED)                    (UNAUDITED)
Increase (decrease) in net assets:
   Operations:
     Net investment income ......................... $ 1,959,097      $ 3,585,054   $ 2,000,524      $ 2,730,257       $ 3,947,696
     Net gain (loss) on investment and
        foreign currency related transactions ......    (306,410)         438,089        10,458       (2,751,224)        5,660,929
                                                     -----------      -----------   -----------      -----------       -----------
     Net increase (decrease) in net assets
        resulting from operations ..................   1,652,687        4,023,143     2,010,982          (20,967)        9,608,625
                                                     -----------      -----------   -----------      -----------       -----------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..........................    (106,626)        (179,824)           --               --                --
     Service Shares ................................    (854,181)      (1,340,668)   (1,994,221)      (2,881,377)       (3,798,344)2
     Investor A Shares .............................    (864,077)      (1,875,997)      (19,642)         (15,162)               (1)
     Investor B Shares .............................    (172,709)        (210,626)       (3,945)            (271)               --
     Investor C Shares .............................          --               --            --               --                --
                                                     -----------      -----------   -----------      -----------       -----------
     Total distribution from net
        investment income ..........................  (1,997,593)      (3,607,115)   (2,017,808)      (2,896,810)       (3,798,345)
                                                     -----------      -----------   -----------      -----------       -----------
   Net realized gains:
     Institutional Shares ..........................          --               --            --               --                --
     Service Shares ................................          --               --            --               --                --
     Investor A Shares .............................          --               --            --               --                --
     Investor B Shares .............................          --               --            --               --                --
     Investor C Shares .............................          --               --            --               --                --
                                                     -----------      -----------   -----------      -----------       -----------
     Total distributions from net realized gains ...          --               --            --               --                --
                                                     -----------      -----------   -----------      -----------       -----------
     Total distributions to shareholders ...........  (1,997,593)      (3,607,115)   (2,017,808)      (2,896,810)       (3,798,345)
                                                     -----------      -----------   -----------      -----------       -----------
     Capital share transactions ....................   2,717,649       20,804,503    (3,750,202)      (6,071,841)       (4,677,074)
                                                     -----------      -----------   -----------      -----------       -----------
     Total increase (decrease) in net assets .......   2,372,743       21,220,531    (3,757,028)      (8,989,618)        1,133,206
                                                     -----------      -----------   -----------      -----------       -----------
Net assets:
     Beginning of period ...........................  83,910,515       62,689,984    89,000,588       97,990,206        96,857,000
                                                     -----------      -----------   -----------      -----------       -----------
     End of period ................................. $86,283,258      $83,910,515   $85,243,560      $89,000,588       $97,990,206
                                                     ===========      ===========   ===========      ===========       ===========



                                                              OHIO TAX-FREE
                                                            INCOME PORTFOLIO
                                                       -------------------------
                                                         FOR THE
                                                       SIX MONTHS      FOR THE
                                                          ENDED       YEAR ENDED
                                                         3/31/97        9/30/96
                                                       -----------    ----------
                                                       (UNAUDITED)
Increase (decrease) in net assets:
   Operations:
     Net investment income .........................   $  229,682      $  435,219
     Net gain (loss) on investment and
        foreign currency related transactions ......      (44,222)         77,897
                                                      -----------      ----------
     Net increase (decrease) in net assets
        resulting from operations ..................      185,460         513,116
                                                      -----------      ----------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..........................      (14,064)        (16,530)
     Service Shares ................................     (149,997)       (266,806)
     Investor A Shares .............................      (61,595)       (144,228)
     Investor B Shares .............................       (4,933)         (4,383)
     Investor C Shares .............................           --              --
                                                      -----------      ----------
     Total distribution from net
        investment income ..........................     (230,589)       (431,947)
                                                      -----------      ----------
   Net realized gains:
     Institutional Shares ..........................           --              --
     Service Shares ................................           --              --
     Investor A Shares .............................           --              --
     Investor B Shares .............................           --              --
     Investor C Shares .............................           --              --
                                                      -----------      ----------
     Total distributions from net realized gains ...           --              --
                                                      -----------      ----------
     Total distributions to shareholders ...........     (230,589)       (431,947)
                                                      -----------      ----------
     Capital share transactions ....................      994,398         939,853
                                                      -----------      ----------
     Total increase (decrease) in net assets .......      949,269       1,021,022
                                                      -----------      ----------
Net assets:
     Beginning of period ...........................    9,780,037       8,759,015
                                                      -----------      ----------
     End of period .................................  $10,729,306      $9,780,037
                                                      ===========      ==========

----------------
1 Service Shares includes all activity of the prior class of shares before February 13, 1996, the date of the merger.
2 Service Shares includes all activity of the prior class of shares for all periods before January 13, 1996, the date of the merger.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     46 & 47

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                    NET GAIN                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS
                               ASSET                   (LOSS) ON   DISTRIBUTIONS    IN EXCESS       FROM NET      IN EXCESS
                               VALUE        NET       INVESTMENTS     FROM NET        OF NET        REALIZED        OF NET
                             BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT     INVESTMENT      CAPITAL        REALIZED
                             OF PERIOD    INCOME    AND UNREALIZED)    INCOME         INCOME          GAINS         GAINS
================================================================================================================================
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $ 9.79      $0.28         $(0.03)       $(0.27)         $  --          $  --          $  --
4/1/96 through 9/30/96          9.79       0.28          (0.01)        (0.27)            --             --             --
7/1/95 through 3/31/96          9.83       0.42             --         (0.41)         (0.04)         (0.01)            --
6/30/95                         9.71       0.58           0.13         (0.58)            --          (0.01)            --
6/30/94                         9.96       0.48          (0.25)        (0.48)            --             --             --
7/17/92 1 through 6/30/93      10.00       0.51          (0.06)        (0.49)            --             --             --
SERVICE CLASS
10/1/96 through 3/31/97 11    $ 9.79      $0.27         $(0.03)       $(0.26)         $  --          $  --          $  --
4/1/96 through 9/30/96          9.79       0.26          (0.01)        (0.25)            --             --             --
1/13/96 1 through 3/31/96       9.91       0.11          (0.12)        (0.11)            --             --             --
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11    $ 9.79      $0.26         $(0.03)       $(0.25)         $  --          $  --          $  --
4/1/96 through 9/30/96          9.79       0.25          (0.01)        (0.24)            --             --             --
1/13/96 1 through 3/31/96       9.91       0.10          (0.12)        (0.10)            --             --             --
INVESTOR B CLASS
11/18/96 1 through 3/31/97 11 $ 9.86      $0.16         $(0.10)       $(0.15)         $  --          $  --          $  --
INVESTOR C CLASS
2/24/97 1 through 3/31/97 11  $ 9.87      $0.04         $(0.10)       $(0.04)         $  --          $  --          $  --
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $ 9.92      $0.30         $(0.05)       $(0.30)         $  --          $  --          $  --
9/30/96                        10.02       0.58          (0.11)        (0.57)            --             --             --
9/30/95                         9.64       0.58           0.38         (0.58)            --             --             --
9/30/94                        10.60       0.55          (0.86)        (0.55)            --          (0.10)            --
9/30/93                        10.46       0.54           0.16         (0.54)            --          (0.02)            --
4/20/92 1 through 9/30/92      10.00       0.24           0.46         (0.24)            --             --             --
SERVICE CLASS
10/1/96 through 3/31/97 11    $ 9.92      $0.28         $(0.05)       $(0.28)         $  --          $  --          $  --
9/30/96                        10.02       0.56          (0.12)        (0.54)            --             --             --
9/30/95                         9.64       0.56           0.37         (0.55)            --             --             --
9/30/94                        10.60       0.53          (0.86)        (0.53)            --          (0.10)            --
7/29/93 1 through 9/30/93      10.45       0.09           0.15         (0.09)            --             --             --
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11    $ 9.92      $0.27         $(0.05)       $(0.27)         $  --          $  --          $  --
9/30/96                        10.03       0.55          (0.13)        (0.53)            --             --             --
9/30/95                         9.64       0.55           0.39         (0.55)            --             --             --
9/30/94                        10.60       0.53          (0.87)        (0.52)            --          (0.10)            --
9/30/93                        10.46       0.54           0.16         (0.54)            --          (0.02)            --
5/11/92 1 through 9/30/92      10.05       0.24           0.41         (0.24)            --             --             --
INVESTOR B CLASS
10/11/96 1 through 3/31/97 11 $ 9.98      $0.22         $(0.11)       $(0.22)         $  --          $  --          $  --
INVESTOR C CLASS
10/8/96 1 through 3/31/97 11  $ 9.98      $0.22         $(0.11)       $(0.22)         $  --          $  --          $  --
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $ 9.32      $0.29         $(0.06)       $(0.29)         $  --         $(0.01)            --
9/30/96                         9.43       0.56          (0.09)        (0.55)            --          (0.03)            --
9/30/95                         9.05       0.56           0.38         (0.56)            --             --             --
9/30/94                        10.01       0.54          (0.88)        (0.56)            --          (0.06)            --
9/17/93 1 through 9/30/93      10.00       0.02          (0.01)           --             --             --             --
SERVICE CLASS
10/1/96 through 3/31/97 11    $ 9.32      $0.28         $(0.06)       $(0.28)         $  --         $(0.01)         $  --
9/30/96                         9.43       0.53          (0.09)        (0.52)            --          (0.03)            --
9/30/95                         9.05       0.54           0.38         (0.54)            --             --             --
9/30/94                        10.01       0.54          (0.91)        (0.53)            --          (0.06)            --
9/23/93 1 through 9/30/93       9.99         --           0.02            --             --             --             --
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11    $ 9.32      $0.27         $(0.06)       $(0.27)         $  --         $(0.01)         $  --
9/30/96                         9.43       0.52          (0.09)        (0.51)            --          (0.03)            --
9/30/95                         9.05       0.54           0.38         (0.54)            --             --             --
5/20/94 1 through 9/30/94       9.23       0.20          (0.17)        (0.21)            --             --             --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS (LOGO OMITTED)

                                                                                                          RATIO OF NET
                              NET                 NET                 RATIO OF EXPENSES                 INVESTMENT INCOME
                             ASSET              ASSETS     RATIO OF       TO AVERAGE      RATIO OF NET      TO AVERAGE
                             VALUE              END OF    EXPENSES TO     NET ASSETS    INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                             END OF    TOTAL    PERIOD    AVERAGE NET      (EXCLUDING     TO AVERAGE NET     (EXCLUDING     TURNOVER
                             PERIOD   RETURN     (000)       ASSETS         WAIVERS)          ASSETS          WAIVERS)        RATE
====================================================================================================================================
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11   $ 9.77    2.59%   $126,852     0.55%2,5        0.84%2            6.04%2           5.74%2         220%
4/1/96 through 9/30/96         9.79    2.70     135,686     0.55 2,5        0.83 2            5.72 2           5.45 2         228
7/1/95 through 3/31/96         9.79    4.25      52,843     0.63 2,5        0.83 2            5.25 2           5.05 2         185
6/30/95                        9.83    6.99      44,486     0.57            1.05              6.08             5.60           586
6/30/94                        9.71    2.33      31,265     0.57            1.02              4.70             4.25           455
7/17/92 1 through 6/30/93      9.96    4.63      51,611     0.56 2          0.66 2            5.32 2           5.22 2         513
SERVICE CLASS
10/1/96 through 3/31/97 11   $ 9.77    2.44%   $ 82,494     0.85%2,5        1.14%2            5.75%2           5.45%2         220%
4/1/96 through 9/30/96         9.79    2.54      91,870     0.85 2,8        1.13 2            5.40 2           5.13 2         228
1/13/96 1 through 3/31/96      9.79   (0.11)    181,670     0.85 2,8        1.05 2            5.25 2           5.05 2         185
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11   $ 9.77    2.35%3  $    997     1.02%2,5        1.32%2            5.61%2           5.31%2         220%
4/1/96 through 9/30/96         9.79    2.46 3       938     1.02 2,8        1.30 2            5.20 2           4.92 2         228
1/13/96 1 through 3/31/96      9.79   (0.15)3       719     1.01 2,8        1.21 2            4.94 2           4.74 2         185
INVESTOR B CLASS
11/18/96 1 through 3/31/97 11$ 9.77    0.73%4  $     42     1.70%2,5        1.99%2            4.87%2           4.57%2         220%
INVESTOR C CLASS
2/24/97 1 through 3/31/97 11 $ 9.77   (0.52%)4 $     32     1.64%2,5        1.93%2            4.90%2           4.61%2         220%
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11   $ 9.87    2.49%   $ 91,514     0.55%2,6        0.86%2            6.06%2           5.75%2         133%
9/30/96                        9.92    4.82     126,312     0.53 9          0.83              6.03             5.73           580
9/30/95                       10.02   10.28     134,835     0.42 9          0.79              5.94             5.57           247
9/30/94                        9.64   (3.08)    128,974     0.40            0.80              5.48             5.08             9
9/30/93                       10.60    6.88     137,065     0.73            0.81              5.23             5.15            80
4/20/92 1 through 9/30/92     10.46    7.14     105,620     0.80 2          0.80 2            5.28 2           5.28 2          38
SERVICE CLASS
10/1/96 through 3/31/97 11   $ 9.87    2.34%   $ 47,804     0.85%2,6        1.16%2            5.78%2           5.46%2         133%
9/30/96                        9.92    4.51      47,494     0.83 9          1.13              5.73             5.43           580
9/30/95                       10.02    9.99      49,762     0.69 9          1.06              5.67             5.30           247
9/30/94                        9.64   (3.31)     60,812     0.65            1.05              5.30             4.90             9
7/29/93 1 through 9/30/93     10.60    2.30      15,035     0.67 2          0.75 2            5.14 2           5.06 2          80
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11   $ 9.87    2.25%3  $  5,638     1.02%2,6        1.33%2            5.62%2           5.31%2         133%
9/30/96                        9.92    4.36 3     5,903     0.95 9          1.25              5.64             5.35           580
9/30/95                       10.03    9.98 3     9,802     0.70 9          1.07              5.67             5.30           247
9/30/94                        9.64   (3.36)3     8,508     0.65            1.05              5.24             4.84             9
9/30/93                       10.60    6.84 3     7,666     0.76            0.84              5.19             5.11            80
5/11/92 1 through 9/30/92     10.46    6.64 3     1,484     0.80 2          0.80 2            5.28 2           5.28 2          38
INVESTOR B CLASS
10/11/96 1 through 3/31/97 11$ 9.87    1.08%4  $     26     1.76%2,6        2.07%2            4.82%2           4.51%2         133%
INVESTOR C CLASS
10/8/96 1 through 3/31/97 11 $ 9.87    1.08%4  $     13     1.68%2,6        2.00%2            4.77%2           4.45%2         133%
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11   $ 9.25    2.50%   $281,917     0.55%2,7        0.84%2            6.42%2           6.13%2         149%
9/30/96                        9.32    5.10     207,909     0.53 7          0.83              6.27             5.97           670
9/30/95                        9.43   10.76     124,979     0.47 7          0.81              6.18             5.84           262
9/30/94                        9.05   (3.52)     71,896     0.45            0.88              5.54             5.11            92
9/17/93 1 through 9/30/93     10.01    0.10      56,713     0.45 2          0.84 2            4.72 2           4.33 2           4
SERVICE CLASS
10/1/96 through 3/31/97 11   $ 9.25    2.34%   $ 47,832     0.85%2,7        1.14%2            6.11%2           5.82%2         149%
9/30/96                        9.32    4.79      45,362     0.83 10         1.13              5.98             5.67           670
9/30/95                        9.43   10.46      36,718     0.74 10         1.09              5.90             5.55           262
9/30/94                        9.05   (3.80)     35,764     0.70            1.13              5.33             4.90            92
9/23/93 1 through 9/30/93     10.01    0.20          91     0.70 2          1.09 2            4.35 2           3.96 2           4
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11   $ 9.25    2.26%3  $    991     1.02%2,7        1.31%2            5.93%2           5.64%2         149%
9/30/96                        9.32    4.74 3       935     0.97 10         1.27              5.83             5.53           670
9/30/95                        9.43   10.35 3       647     0.76 10         1.11              5.89             5.55           262
5/20/94 1 through 9/30/94      9.05    0.31 3        87     0.85 2          1.28 2            5.35 2           4.92 2          92


(LOGO OMITTED) COMPASS CAPITAL FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                     NET GAIN                 DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS   NET
                               ASSET                   (LOSS) ON   DISTRIBUTIONS   IN EXCESS      FROM NET      IN EXCESS     ASSET
                               VALUE        NET        INVESTMENTS    FROM NET       OF NET       REALIZED       OF NET       VALUE
                             BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT    INVESTMENT      CAPITAL       REALIZED     END OF
                             OF PERIOD    INCOME    AND UNREALIZED)    INCOME        INCOME         GAINS         GAINS       PERIOD
====================================================================================================================================
-------------------
CORE BOND PORTFOLIO
-------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $ 9.55      $0.31         $  --         $(0.32)        $  --         $(0.05)       $  --        $ 9.49
4/1/96 through 9/30/96          9.61       0.30         (0.06)         (0.30)           --             --           --          9.55
7/1/95 through 3/31/96          9.85       0.47         (0.07)         (0.47)           --          (0.17)          --          9.61
6/30/95                         9.36       0.62          0.50          (0.62)           --          (0.01)          --          9.85
6/30/94                        10.37       0.55         (0.60)         (0.55)           --          (0.41)          --          9.36
12/9/92 1 through 6/30/93      10.00       0.32          0.37          (0.32)           --             --           --         10.37
SERVICE CLASS
10/1/96 through 3/31/97 11    $ 9.55      $0.29         $  --         $(0.30)        $  --         $(0.05)       $  --        $ 9.49
4/1/96 through 9/30/96          9.61       0.30         (0.07)         (0.29)           --             --           --          9.55
1/13/96 1 through 3/31/96       9.91       0.11         (0.30)         (0.11)           --             --           --          9.61
INVESTOR CLASS A
10/1/96 through 3/31/97 11    $ 9.55      $0.28         $  --         $(0.29)        $  --         $(0.05)       $  --        $ 9.49
4/1/96 through 9/30/96          9.61       0.28         (0.06)         (0.28)           --             --           --          9.55
1/31/96 1 THROUGH 3/31/96       9.99       0.08         (0.38)         (0.08)           --             --           --          9.61
INVESTOR CLASS B
10/1/96 through 3/31/97 11    $ 9.55      $0.25         $  --         $(0.26)        $  --         $(0.05)       $  --        $ 9.49
4/1/96 through 9/30/96          9.61       0.26         (0.07)         (0.25)           --             --           --          9.55
3/18/96 1 through 3/31/96       9.58       0.01          0.03          (0.01)           --             --           --          9.61
INVESTOR C CLASS
2/28/97 1 through 3/31/97 11  $ 9.64      $0.04        $(0.10)        $(0.04)        $  --         $(0.05)       $  --        $ 9.49
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11    $10.20      $0.36        $(0.07)        $(0.38)        $  --         $   --        $  --        $10.11
9/30/96                        10.68       0.68         (0.22)         (0.66)           --          (0.28)          --         10.20
10/3/94 1 through 9/30/95      10.00       0.55          0.68          (0.55)           --             --           --         10.68
INVESTOR B CLASS
10/1/96 through 3/31/97 11    $10.20      $0.32        $(0.07)        $(0.34)        $  --         $   --        $  --        $10.11
9/30/96                        10.68       0.60         (0.21)         (0.59)           --          (0.28)          --         10.20
10/3/94 1 through 9/30/95      10.00       0.50          0.68          (0.50)           --             --           --         10.68
INVESTOR C CLASS
2/28/97 1 through 3/31/97 11  $10.30      $0.05        $(0.19)        $(0.05)        $  --         $   --        $  --        $10.11
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $10.09      $0.33        $(0.02)        $(0.34)        $  --          $  --        $  --        $10.06
9/30/96                        10.38       0.64         (0.21)         (0.62)           --          (0.10)          --         10.09
9/30/95                         9.79       0.65          0.60          (0.65)        (0.01)            --           --         10.38
9/30/94                        11.17       0.64         (1.21)         (0.64)        (0.02)         (0.14)       (0.01)         9.79
9/30/93                        10.74       0.67          0.56          (0.67)           --          (0.13)          --         11.17
9/30/92                        10.26       0.69          0.48          (0.69)           --             --           --         10.74
SERVICE CLASS
10/1/96 through 3/31/97 11    $10.09      $0.32        $(0.03)        $(0.32)        $  --         $   --        $  --        $10.06
9/30/96                        10.38       0.61         (0.20)         (0.60)           --          (0.10)          --         10.09
9/30/95                         9.79       0.63          0.60          (0.63)        (0.01)            --           --         10.38
9/30/94                        11.17       0.59         (1.18)         (0.62)        (0.02)         (0.14)       (0.01)         9.79
7/29/93 1 through 9/30/93      10.96       0.11          0.21          (0.11)           --             --           --         11.17
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11    $10.09      $0.32        $(0.03)        $(0.32)        $  --         $   --        $  --        $10.06
9/30/96                        10.38       0.59         (0.20)         (0.58)           --          (0.10)          --         10.09
9/30/95                         9.79       0.60          0.60          (0.60)        (0.01)            --           --         10.38
9/30/94                        11.18       0.57         (1.19)         (0.60)        (0.02)         (0.14)       (0.01)         9.79
9/30/93                        10.74       0.66          0.57          (0.66)           --          (0.13)          --         11.18
2/5/92 1 through 9/30/92       10.40       0.46          0.34          (0.46)           --             --           --         10.74
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $11.71      $0.58        $(0.06)        $(1.19)        $  --         $(0.49)       $  --        $10.55
6/10/96 1 through 9/30/96      11.37       0.21          0.30          (0.17)           --             --           --         11.71


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS (LOGO OMITTED)

                                                                                                        RATIO OF NET
                                             NET                   RATIO OF EXPENSES                  INVESTMENT INCOME
                                           ASSETS       RATIO OF      TO AVERAGE       RATIO OF NET      TO AVERAGE
                                           END OF     EXPENSES TO     NET ASSETS     INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                                 TOTAL     PERIOD     AVERAGE NET     (EXCLUDING      TO AVERAGE NET     (EXCLUDING     TURNOVER
                                RETURN      (000)        ASSETS        WAIVERS)           ASSETS          WAIVERS)        RATE
===============================================================================================================================
-------------------
CORE BOND PORTFOLIO
-------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11       3.14%     $258,463      0.55%2,8       0.83%2            7.16%2           6.87%2         297%
4/1/96 through 9/30/96           2.55       162,626      0.55 2,8       0.84 2            6.75 2           6.45 2         308
7/1/95 through 3/31/96           3.93        64,707      0.66 2,8       0.91 2            5.89 2           5.64 2         723
6/30/95                         11.79        32,191      0.55           1.75              6.62             5.43           435
6/30/94                         (0.69)       12,507      0.55           2.65              5.61             3.51           722
12/9/92 1 through 6/30/93        6.88         7,803      0.55 2         2.44 2            5.57 2           3.68 2         354
SERVICE CLASS
10/1/96 through 3/31/97 11       2.98%     $115,105      0.85%2,8       1.13%2            6.89%2           6.61%2         297%
4/1/96 through 9/30/96           2.40       117,207      0.85 2,8       1.14 2            6.33 2           6.04 2         308
1/13/96 1 through 3/31/96       (1.90)      232,040      0.85 2,8       1.10 2            5.46 2           5.21 2         723
INVESTOR CLASS A
10/1/96 through 3/31/97 11       2.90%3    $    759      1.01%2,8       1.30%2            6.69%2           6.40%2         297%
4/1/96 through 9/30/96           2.363          320      1.02 2,8       1.31 2            6.29 2           6.00 2         308
1/31/96 1 THROUGH 3/31/96       (2.96)3          80      1.02 2,8       1.27 2            5.43 2           5.19 2         723
INVESTOR CLASS B
10/1/96 through 3/31/97 11       2.51%4    $  3,234      1.75%2,8       2.03%2            5.95%2           5.67%2         297%
4/1/96 through 9/30/96           1.984        1,497      1.72 2,8       2.01 2            5.68 2           5.39 2         308
3/18/96 1 through 3/31/96       (0.33)4          77      1.77 2,8       2.02 2            4.71 2           4.46 2         723
INVESTOR C CLASS
2/28/97 1 through 3/31/97 11    (1.16%)4   $     --      1.44%2,8       1.72%2            5.66%2           5.38%2         297%
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11       2.81%3    $  4,016      1.02%2,9       1.75%2            7.87%2           7.14%2         254%
9/30/96                          4.43 3       3,651      0.91 9         1.67              8.59             7.83           434
10/3/94 1 through 9/30/95       14.27 3       2,990      0.37 2,9       1.81 2            6.89 2           5.44 2         258
INVESTOR B CLASS
10/1/96 through 3/31/97 11       2.43%4    $ 12,436      1.77%2,9       2.50%2            7.10%2           6.37%2         254%
9/30/96                          3.68 4      11,119      1.64 9         2.40              7.81             7.05           434
10/3/94 1 through 9/30/95       13.52 4      10,188      1.05 2,9       2.50 2            6.17 2           4.72 2         258
INVESTOR C CLASS
2/28/97 1 through 3/31/97 11    (1.33)4       $  58      0.54%2,9       1.27%2           (0.32%)2         (1.05)%2        254%
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11       3.05%     $489,245      0.58%2,10      0.84%2            6.60%2           6.35%2         242%
9/30/96                          4.33       564,744      0.58           0.81              6.17             5.95           638
9/30/95                         13.27       443,148      0.57           0.77              6.44             6.24           203
9/30/94                         (5.27)      395,060      0.55           0.77              6.11             5.89            61
9/30/93                         12.13       341,791      0.74           0.78              6.25             6.21            72
9/30/92                         11.80       314,075      0.80           0.80              6.28             6.28            56
SERVICE CLASS
10/1/96 through 3/31/97 11       2.90%     $202,806      0.88%2,10      1.14%2            6.32%2           6.06%2         242%
9/30/96                          4.05       165,073      0.88           1.11              5.87             5.65           638
9/30/95                         12.97       116,846      0.85           1.05              6.14             5.94           203
9/30/94                         (5.49)       67,655      0.80           1.02              5.95             5.73            61
7/29/93 1 through 9/30/93        2.93        15,322      0.80 2         0.84 2            5.83 2           5.79 2          72
INVESTOR A CLASS
10/1/96 THROUGH 3/31/97 11       2.81%3    $ 13,986      1.05%2,10      1.30%2            6.14%2           5.89%2         242%
9/30/96                          3.83 3      11,193      1.05           1.29              5.67             5.44           638
9/30/95                         12.74 3      11,977      1.05           1.25              5.96             5.76           203
9/30/94                         (5.76)3      10,921      1.00           1.22              5.66             5.44            61
9/30/93                         12.13 3       7,252      0.84           0.88              6.09             6.05            72
2/5/92 1 through 9/30/92         7.86 3       1,417      0.802          0.802             6.282            6.282           56
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11       4.75%      $33,703      0.98%2         1.09%2            5.69%2           5.57%2          99%
6/10/96 1 through 9/30/96        4.48        30,882      0.92 2         1.32 2            6.28 2           5.88 2         108


(LOGO OMITTED) COMPASS CAPITAL FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                     NET GAIN                 DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS   NET
                               ASSET                   (LOSS) ON   DISTRIBUTIONS   IN EXCESS      FROM NET      IN EXCESS     ASSET
                               VALUE        NET        INVESTMENTS    FROM NET       OF NET       REALIZED       OF NET       VALUE
                             BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT    INVESTMENT      CAPITAL       REALIZED     END OF
                             OF PERIOD    INCOME    AND UNREALIZED)    INCOME        INCOME         GAINS         GAINS       PERIOD
====================================================================================================================================
SERVICE CLASS
10/1/96 through 3/31/97 11    $11.71     $ 0.04         $ 0.46        $(1.17)        $  --         $(0.49)        $  --       $10.55
2/1/96 through 9/30/96         11.39       0.89          (0.29)        (0.28)           --             --            --        11.71
3/1/95 through 1/31/96         10.52       0.62           1.13         (0.88)           --             --            --        11.39
2/28/95                        10.75       0.62          (0.48)        (0.13)           --          (0.24)           --        10.52
2/28/94                        10.76       0.65           0.46         (0.90)           --          (0.22)           --        10.75
2/28/93                        10.21       0.52           0.47         (0.30)           --          (0.14)           --        10.76
7/1/91 1 through 2/29/92       10.00       0.31           0.26            --            --          (0.36)           --        10.21
INVESTOR A CLASS
10/1/96 through 3/31/97 11    $11.71      $0.68         $(0.19)       $(1.16)        $  --         $(0.49)        $  --       $10.55
4/22/96 1 through 9/30/96      11.37       0.26           0.32         (0.24)           --             --            --        11.71
INVESTOR B CLASS
10/1/96 THROUGH 3/31/97 11    $11.71      $0.68         $(0.24)       $(1.11)        $  --         $(0.49)        $  --       $10.55
4/19/96 1 through 9/30/96      11.36       0.22           0.33         (0.20)           --             --            --        11.71
INVESTOR C CLASS
10/1/96 through 3/31/97 11    $11.71      $0.25         $ 0.19        $(1.11)        $  --         $(0.49)        $  --       $10.55
9/11/96 1 through 9/30/96      11.58       0.02           0.12         (0.01)           --             --            --        11.71
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $10.84      $0.28         $ 0.03        $(0.29)        $  --         $   --         $  --       $10.86
9/30/96                        10.61       0.49           0.28         (0.54)           --             --            --        10.84
9/30/95                        10.04       0.53           0.59         (0.53)           --          (0.02)           --        10.61
9/30/94                        11.31       0.53          (0.93)        (0.53)           --          (0.34)           --        10.04
1/21/93 1 THROUGH 9/30/93      10.61       0.42           0.70         (0.42)           --             --            --        11.31
SERVICE CLASS
10/1/96 through 3/31/97 11    $10.84       0.27         $ 0.02        $(0.27)        $  --         $   --         $  --       $10.86
9/30/96                        10.61       0.51           0.23         (0.51)           --             --            --        10.84
9/30/95                        10.04       0.50           0.59         (0.50)           --          (0.02)           --        10.61
9/30/94                        11.31       0.51          (0.93)        (0.51)           --          (0.34)           --        10.04
7/29/93 1 through 9/30/93      10.97       0.09           0.34         (0.09)           --             --            --        11.31
INVESTOR A CLASS
10/1/96 through 3/31/97 11    $10.84      $0.27         $ 0.01        $(0.26)        $  --         $   --         $  --       $10.86
9/30/96                        10.61       0.45           0.21         (0.43)           --             --            --        10.84
9/30/95                        10.04       0.48           0.59         (0.48)           --          (0.02)           --        10.61
9/30/94                        11.31       0.48          (0.93)        (0.48)           --          (0.34)           --        10.04
9/30/93                        10.60       0.55           0.83         (0.55)           --          (0.12)           --        11.31
9/30/92                        10.33       0.58           0.49         (0.59)           --          (0.21)           --        10.60
INVESTOR B CLASS
10/1/96 THROUGH 3/31/97 11    $10.84      $0.22         $ 0.02        $(0.22)        $  --         $   --         $  --       $10.86
7/18/96 1 through 9/30/96      10.74       0.08           0.10         (0.08)           --             --            --        10.84
INVESTOR C CLASS
2/28/97 1 through 3/31/97 11  $11.04      $0.03         $(0.18)       $(0.03)        $  --         $   --         $  --       $10.86
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $10.44      $0.27         $(0.04)       $(0.27)        $  --         $   --         $  --       $10.40
9/30/96                        10.33       0.52           0.12         (0.53)           --             --            --        10.44
9/30/95                         9.82       0.52           0.51         (0.52)           --             --            --        10.33
9/30/94                        10.70       0.53          (0.85)        (0.53)           --          (0.03)           --         9.82
12/1/92 1 through 9/30/93      10.00       0.39           0.73         (0.39)           --          (0.03)           --        10.70
Service Class
10/1/96 through 3/31/97 11    $10.44      $0.25         $(0.04)       $(0.25)        $  --         $   --         $  --       $10.40
9/30/96                        10.33       0.50           0.11         (0.50)           --             --            --        10.44
9/30/95                         9.82       0.50           0.51         (0.50)           --             --            --        10.33
9/30/94                        10.70       0.51          (0.85)        (0.51)           --          (0.03)           --         9.82
7/29/93 1 through 9/30/93      10.43       0.09           0.28         (0.09)           --          (0.01)           --        10.70
INVESTOR A CLASS
10/1/96 through 3/31/97 11    $10.44      $0.23         $(0.03)       $(0.24)        $  --         $   --         $  --       $10.40
9/30/96                        10.33       0.48           0.11         (0.48)           --             --            --        10.44
9/30/95                         9.82       0.48           0.51         (0.48)           --             --            --        10.33
9/30/94                        10.70       0.52          (0.85)        (0.52)           --          (0.03)           --         9.82
12/1/92 1 through 9/30/93      10.00       0.42           0.73         (0.42)           --          (0.03)           --        10.70
INVESTOR B CLASS
10/1/96 through 3/31/97 11    $10.44      $0.20         $(0.04)       $(0.20)        $  --         $   --         $  --       $10.40
9/30/96                        10.33       0.40           0.11         (0.40)           --             --            --        10.44
10/3/94 1 through 9/30/95       9.82       0.42           0.51         (0.42)           --             --            --        10.33




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS (LOGO OMITTED)

                                                                                                      RATIO OF NET
                                             NET                  RATIO OF EXPENSES                  INVESTMENT INCOME
                                           ASSETS      RATIO OF      TO AVERAGE       RATIO OF NET      TO AVERAGE
                                           END OF    EXPENSES TO     NET ASSETS     INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                                 TOTAL     PERIOD    AVERAGE NET     (EXCLUDING      TO AVERAGE NET     (EXCLUDING     TURNOVER
                                RETURN      (000)       ASSETS        WAIVERS)           ASSETS          WAIVERS)        RATE
==============================================================================================================================
SERVICE CLASS
10/1/96 through 3/31/97 11       4.56%     $ 7,231      1.28%2         1.42%2            5.40%2          5.28%2           99%
2/1/96 through 9/30/96           5.39        7,836      1.09 2         1.20 2            3.82 2          3.72 2          108
3/1/95 through 1/31/96          16.79       37,627      1.23 2         1.23 2            5.62 2          5.62 2           159
2/28/95                          1.50       45,657      1.24           1.24              5.96            5.96            131
2/28/94                         10.24       46,888      1.38           1.38              6.00            6.00            128
2/28/93                          9.55       38,257      1.30           1.30              6.31            6.31            115
7/1/91 1 through 2/29/92         5.84       27,774      1.33 2         1.37 2            6.79 2          6.75 2          110
INVESTOR A CLASS
10/1/96 through 3/31/97 11       4.45%3    $   291      1.40%2         1.51%2            5.19%2          5.08%2           99%
4/22/96 1 through 9/30/96        5.13 3        176      1.45 2         1.86 2            5.29 2          4.88 2          108
INVESTOR B CLASS
10/1/96 THROUGH 3/31/97 11       3.98%4    $   310      2.00%2         2.11%2            4.30%2          4.19%2           99%
4/19/96 1 through 9/30/96        4.90 4        136      2.09 2         2.49 2            4.61 2          4.21 2          108
INVESTOR C CLASS
10/1/96 through 3/31/97 11       4.00%4    $    49      2.14%2         2.26%2            4.38%2          4.26%2           99%
9/11/96 1 through 9/30/96        1.24 4         19      1.53 2         1.93 2            2.79 2          2.38 2          108
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11       2.81%     $ 8,972      0.55%2         0.91%2            5.15%2          4.79%2          114%
9/30/96                          7.45        8,350      0.55           0.89              5.10            4.78            268
9/30/95                         11.54          271      0.52           1.30              5.19            4.41             92
9/30/94                         (3.77)         132      0.50           1.73              4.97            3.74             40
1/21/93 1 THROUGH 9/30/93       10.72          675      0.50 2         1.28 2            5.14 2          4.36 2           71
SERVICE CLASS
10/1/96 through 3/31/97 11       2.66%     $41,623      0.85%2         1.21%2            4.84%2          4.48%2          114%
9/30/96                          7.14       36,161      0.85           1.18              4.88            4.56            268
9/30/95                         11.24        4,713      0.80           1.57              4.92            4.15             92
9/30/94                         (4.02)       2,109      0.75           1.98              4.75            3.52             40
7/29/93 1 through 9/30/93        3.92          634      0.71 2         1.49 2            4.99 2          4.21 2           71
INVESTOR A CLASS
10/1/96 through 3/31/97 11       2.57%3    $ 4,816      1.02%2         1.38%2            4.67%2          4.31%2          114%
9/30/96                          6.94 3      4,873      1.04           1.37              4.67            4.35            268
9/30/95                         10.99 3      6,591      1.00           1.78              4.74            3.96             92
9/30/94                         (4.19)3      6,972      0.95           2.18              4.53            3.30             40
9/30/93                         13.48 3      7,831      0.57           1.36              5.06            4.27             71
9/30/92                         10.67 3      7,349      0.53           1.67              5.56            4.42             38
INVESTOR B CLASS
10/1/96 THROUGH 3/31/97 11       2.19%4    $   312      1.75%2         2.11%2            3.68%2          3.32%2          114%
7/18/96 1 through 9/30/96        1.72 4         10      1.65 2         1.98 2            3.84 2          3.51 2          268
INVESTOR C CLASS
2/28/97 1 through 3/31/97 11    (1.33)%4   $    --      1.54%2         1.90%2            5.42%2          5.06%2          114%
-----------------------------
PENNSYLVANIA TAX-FREE INCOME
-----------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11       2.17%     $ 4,883      0.55%2         0.84%2            5.01%2          4.71%2           37%
9/30/96                          6.29        3,609      0.55           0.85              5.01            4.72            119
9/30/95                         10.81        2,092      0.52           0.84              5.23            4.91             66
9/30/94                         (2.96)         639      0.39           0.99              5.27            4.67             30
12/1/92 1 through 9/30/93       11.69          256      0.09 2         0.97 2            5.19 2          4.31 2           40
Service Class
10/1/96 through 3/31/97 11       2.02%     $36,145      0.85%2         1.14%2            4.70%2          4.40%2           37%
9/30/96                          5.97       34,297      0.85           1.15              4.74            4.44            119
9/30/95                         10.51       13,815      0.79           1.11              5.04            4.72             66
9/30/94                         (3.20)      11,518      0.55           1.15              4.97            4.37             30
7/29/93 1 through 9/30/93        3.54        3,894      0.34 2         0.01 2            4.90 2          4.02 2           40
INVESTOR A CLASS
10/1/96 through 3/31/97 11       1.95%3    $35,696      0.97%2         1.29%2            4.56%2          4.27%2           37%
9/30/96                          5.81 3     38,031      1.00           1.30              4.58            4.29            119
9/30/95                         10.30 3     42,775      0.98           1.30              4.88            4.56             66
9/30/94                         (3.06)3     46,563      0.41           1.01              5.06            4.46             30
12/1/92 1 through 9/30/93       11.69 3     35,934      0.07 2         0.95 2            5.19 2          4.31 2           40
INVESTOR B CLASS
10/1/96 through 3/31/97 11       1.55%4    $ 9,559      1.77%2         2.06%2            3.76%2          3.47%2           37%
9/30/96                          5.04 4      7,974      1.74           2.03              3.81            3.51            119
10/3/94 1 through 9/30/95        9.69 4      4,008      1.57 2         1.89 2            4.07 2          3.75 2           66


(LOGO OMITTED) COMPASS CAPITAL FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                     NET GAIN                 DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS   NET
                               ASSET                   (LOSS) ON   DISTRIBUTIONS   IN EXCESS      FROM NET      IN EXCESS     ASSET
                               VALUE        NET        INVESTMENTS    FROM NET       OF NET       REALIZED       OF NET       VALUE
                             BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT    INVESTMENT      CAPITAL       REALIZED     END OF
                             OF PERIOD    INCOME    AND UNREALIZED)    INCOME        INCOME         GAINS         GAINS       PERIOD
====================================================================================================================================
-----------------------------
NEW JERSEY TAX-FREE PORTFOLIO
-----------------------------
SERVICE CLASS
10/1/96 through 3/31/97 11    $11.27      $0.26         $(0.01)       $(0.26)       $  --          $  --          $  --       $11.26
2/1/96 through 9/30/96         11.61       0.73          (0.32)        (0.75)          --             --             --        11.27
3/1/95 through 1/31/96         10.94       0.46           0.65         (0.44)          --             --             --        11.61
2/28/95                        11.31       0.51          (0.36)        (0.51)          --          (0.01)            --        10.94
2/28/94                        11.30       0.54           0.04         (0.54)          --          (0.03)            --        11.31
2/28/93                        10.46       0.52           0.85         (0.53)          --             --             --        11.30
7/1/91 1 THROUGH 2/29/92       10.00       0.34           0.45         (0.33)          --             --             --        10.46
INVESTOR A CLASS
10/1/96 through 3/31/97 11    $11.27      $0.25         $(0.01)       $(0.25)       $  --          $  --          $  --       $11.26
2/1/96 through 9/30/96         11.61       0.34          (0.34)        (0.34)          --             --             --        11.27
1/26/96 1 through 1/31/96      11.54         --           0.07            --           --             --             --        11.61
INVESTOR B CLASS
10/1/96 through 3/31/97 11    $11.27      $0.20             --        $(0.21)       $  --          $  --          $  --       $11.26
7/2/96 1 THROUGH 9/30/96       11.15       0.09           0.12         (0.09)          --             --             --        11.27
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11    $10.15      $0.24         $(0.01)       $(0.25)       $  --          $  --          $  --       $10.13
9/30/96                        10.05       0.50           0.10         (0.50)          --             --             --        10.15
9/30/95                         9.60       0.55           0.45         (0.55)          --             --             --        10.05
9/30/94                        10.53       0.53          (0.91)        (0.53)          --          (0.02)            --         9.60
12/1/92 1 through 9/30/93      10.00       0.36           0.53         (0.36)          --             --             --        10.53
Service Class
10/1/96 through 3/31/97 11    $10.15      $0.23         $(0.02)       $(0.23)       $  --          $  --          $  --       $10.13
9/30/96                        10.05       0.48           0.10         (0.48)          --             --             --        10.15
9/30/95                         9.60       0.52           0.45         (0.52)          --             --             --        10.05
9/30/94                        10.53       0.49          (0.91)        (0.49)          --          (0.02)            --         9.60
7/29/93 1 through 9/30/93      10.24       0.09           0.29         (0.09)          --             --             --        10.53
INVESTOR A CLASS
10/1/96 through 3/31/97 11    $10.15      $0.23         $(0.02)       $(0.23)       $  --          $  --          $  --       $10.13
9/30/96                        10.05       0.46           0.10         (0.46)          --             --             --        10.15
9/30/95                         9.60       0.52           0.45         (0.52)          --             --             --        10.05
9/30/94                        10.53       0.53          (0.91)        (0.53)          --          (0.02)            --         9.60
12/1/92 1 through 9/30/93      10.00       0.36           0.53         (0.36)          --             --             --        10.53
INVESTOR B CLASS
10/1/96 through 3/31/97 11    $10.15      $0.19         $(0.02)       $(0.19)       $  --          $  --          $  --       $10.13
9/30/96                        10.05       0.38           0.10         (0.38)          --             --             --        10.15
10/13/94 1 THROUGH 9/30/95      9.58       0.42           0.47         (0.42)          --             --             --        10.05

1  Commencement of operations of share class.
2  Annualized.
3  Sales load not reflected in total return.
4  Contingent deferred sales load not reflected in total return.
5 Including interest expense, the ratios for investor B and Investor C would have been 2.15%, and 2.06%, respectively, for the period ended March 31, 1997, the Institutional, Service, and Investor A would have been 0.86%, 1.16%, 1.34%, respectively, for the period ended March 31, 1997, and 0.64%,
   0.97%, and 1.12%, respectively, for the period ended September 30, 1996, and 0.96%, 1.18%, and 1.34%, respectively, for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.
6 Including interest expense, ratios for the Investor B and Investor C would have been 1.95% and 1.87%, respectively, for the period ended March 31, 1997, the Institutional, Service and Investor A would have been 0.71%, 1.02%, 1.20%, respectively, for the period ended March 31, 1997, and 0.70%, 1.00%, and 1.14%, respectively, for the period ended September 30, 1996, and 0.42%, 0.69%, and 0.70%, respectively, for the period ended September 30, 1995.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS (LOGO OMITTED)


                                                                                                        RATIO OF NET
                                             NET                   RATIO OF EXPENSES                  INVESTMENT INCOME
                                           ASSETS       RATIO OF      TO AVERAGE       RATIO OF NET      TO AVERAGE
                                           END OF     EXPENSES TO     NET ASSETS     INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                                 TOTAL     PERIOD     AVERAGE NET     (EXCLUDING      TO AVERAGE NET     (EXCLUDING     TURNOVER
                                RETURN      (000)        ASSETS        WAIVERS)           ASSETS          WAIVERS)        RATE
===============================================================================================================================
-----------------------------
NEW JERSEY TAX-FREE PORTFOLIO
-----------------------------
SERVICE CLASS
10/1/96 through 3/31/97 11        2.22%   $ 83,924       0.85%2         1.16%2            4.56%2           4.25%2          41%
2/1/96 through 9/30/96            0.15      88,077       0.85 2         1.17 2            4.44 2           4.13 2         109
3/1/95 through 1/31/96           10.35      97,976       0.88 2         0.90 2            4.43 2           4.41 2          26
2/28/95                           1.49      96,857       0.79           0.87              4.71             4.63            28
2/28/94                           5.18     111,354       0.38           0.86              4.75             4.27            12
2/28/93                          13.48      47,169       0.48           1.04              5.04             4.48            16
7/1/91 1 THROUGH 2/29/92          8.02      10,673       0.52 2         1.29 2            5.35 2           4.58 2           0
INVESTOR A CLASS
10/1/96 through 3/31/97 11        2.15%3    $  894       1.02%2         1.33%2            4.38%2           4.06%2          41%
2/1/96 through 9/30/96           (0.01)3       894       1.01 2         1.33 2            4.29 2           3.98 2         109
1/26/96 1 through 1/31/96         0.63 3        14       1.02 2         1.36 2            2.79 2           2.45 2          26
INVESTOR B CLASS
10/1/96 through 3/31/97 11        1.77%4    $  426       1.71%2         2.02%2            3.50%2           3.18%2          41%
7/2/96 1 THROUGH 9/30/96          2.04 4        30       1.74 2         2.06 2            3.48 2           3.16 2         109
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/97 11        2.25%     $  812       0.55%2         1.07%2            4.83%2           4.32%2          51%
9/30/96                           6.12         409       0.51           1.10              4.96             4.37           136
9/30/95                          10.75         200       0.12           1.19              5.61             4.54            63
9/30/94                          (3.75)        127       0.10           1.49              5.16             3.77            61
12/1/92 1 through 9/30/93         9.10       1,676       0.08 2         2.59 2            4.99 2           2.48 2          36
Service Class
10/1/96 through 3/31/97 11        2.10%    $ 6,783       0.85%2         1.37%2            4.55%2           4.04%2          51%
9/30/96                           5.80       6,377       0.79           1.38              4.69             4.10           136
9/30/95                          10.45       5,150       0.39           1.46              5.39             4.31            63
9/30/94                          (4.00)      4,428       0.35           1.74              5.06             3.67            61
7/29/93 1 through 9/30/93         3.68         907       0.32 2         2.83 2            4.71 2           2.20 2          36
INVESTOR A CLASS
10/1/96 through 3/31/97 11        2.01%3   $ 2,663       1.02%2         1.54%2            4.39%2           3.87%2          51%
9/30/96                           5.66 3     2,833       0.91           1.50              4.57             3.98           136
9/30/95                          10.46 3     3,303       0.38           1.45              5.42             4.35            63
9/30/94                          (3.75)3     3,825       0.10           1.49              5.18             3.79            61
12/1/92 1 through 9/30/93         9.10 3     2,386       0.07 2         2.58 2            4.90 2           2.39 2          36
INVESTOR B CLASS
10/1/96 through 3/31/97 11        1.63%4    $  471       1.72%2         2.23%2            3.50%2           2.98%2          51%
9/30/96                           4.87 4       161       1.66           2.26              3.80             3.21           136
10/13/94 1 THROUGH 9/30/95        9.33 4       106       1.17 2         2.25 2            4.48 2           3.41 2          63


7 Including interest expense, ratios for the Institutional, Service and Investor A would have been 0.80%, 1.09%, and 1.26%, respectively for the period ended March 31, 1997, and 0.83%, 1.14% and 1.27%, respectively, for the period ended September 30, 1996, and 0.55%, 0.82%, and 0.84%, respectively, for the period ended September 30, 1995.
8 Including interest expense, ratios for the Investor C would have been 1.44%, for the period ended March 31, 1997, the Institutional, Service, Investor A, and Investor B would have been 1.34%, 1.67%, 1.80% and 2.54% respectively, for the period ended March 31, 1997, and 0.80%, 1.08%, 1.27%, and 2.00%, respectively, for the period ended September 30, 1996, and 0.75%, 0.94%, 1.11%, and 1.86%, respectively, for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.
9 Including interest expense, ratios for the Investor C would have been 0.54%, for the period ended March 31, 1997, Investor A and Investor B would have been 1.92%, and 2.65%, respectively, for the period ended March 31, 1997, 2.96% and 0.92%, respectively, for the period ended September 30, 1996, and 3.61%, and 1.60%, respectively, for the period ended September 30, 1995.
10 Including interest expense, ratios for the Institutional, Service, and Investor A would have been 0.65%, 0.94% and 1.11%, respectively, for the period ended March 31, 1997.
11  Unaudited.


(LOGO OMITTED) COMPASS CAPITAL FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     Compass Capital FundsSM ("the Fund") (formerly The  PNC(REGISTRATION  MARK)
Fund) was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 30 publicly-offered portfolios, 11 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as five classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


------------------------------------------------------------------------------------------------------------------------------------
          PORTFOLIO                                                       SHARE CLASSES
------------------------------------------------------------------------------------------------------------------------------------
                                   Institutional         Service           Investor A         Investor B         Investor C
------------------------------------------------------------------------------------------------------------------------------------
                                Contractual Actual  Contractual  Actual  Contractual Actual  Contractual Actual Contractual Actual
                                   Fees     Fees(4)   Fees(1)    Fees(4)   Fees(2)   Fees(4)   Fees(3)   Fees(4)   Fees(3)  Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
Low Duration Bond (formerly
 Short Government Bond)            None      None      0.30%      0.30%     0.50%     0.40%     1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bond       None      None      0.30%      0.30%     0.50%     0.40%     1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                  None      None      0.30%      0.30%     0.50%     0.40%     1.15%      N/A      1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                          None      None      0.30%      0.30%     0.50%     0.40%     1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Government Income                  None      None      0.30%       N/A      0.50%     0.40%     1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Managed Income                     None      None      0.30%      0.30%     0.50%     0.40%     1.15%      N/A      1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
International Bond                 None      None      0.30%      0.30%     0.50%     0.40%     1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income                    None      None      0.30%      0.30%     0.50%     0.40%     1.15%     1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Income       None      None      0.30%      0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Tax-Free Income         None      None      0.30%      0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Income               None      None      0.30%      0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4) -- the actual fees are as of March 31, 1997.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and tax-exempt bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

COMPASS CAPITAL FUNDS (LOGO OMITTED)


     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Bond Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

    (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Bond Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The International Bond Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Bond Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Bond Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Bond Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 1997, the International Bond Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                     UNREALIZED
                                                        VALUE AT      FOREIGN
SETTLEMENT            CURRENCY             CONTRACT     MARCH 31,    EXCHANGE
   DATE                BOUGHT               AMOUNT        1997      GAIN/(LOSS)
----------  ---------------------------   ----------   ----------   -----------

 5/20/97    Swiss Franc ...............   $3,138,083   $3,210,184    $ 72,101
 5/20/97    British Pound Sterling ....    3,188,600    3,288,933     100,333
                                          ----------   ----------    --------
                                          $6,326,683   $6,499,117    $172,434
                                          ==========   ==========    ========

(LOGO OMITTED) COMPASS CAPITAL FUNDS

                                                                   UNREALIZED
                                                        VALUE AT     FOREIGN
SETTLEMENT           CURRENCY              CONTRACT     MARCH 31,    EXCHANGE
   DATE                SOLD                 AMOUNT        1997      GAIN/(LOSS)
----------  ---------------------------  -----------  -----------  -----------
4/10/97     Spanish Peso ..............  $ 1,719,170  $ 1,771,458  $  (52,288)
4/10/97     Italian Lira ..............    3,472,914    3,555,582     (82,668)
4/16/97     Australian Dollar .........    2,937,800    2,899,989      37,811
4/16/97     French Franc ..............    1,668,864    1,694,849     (25,985)
5/20/97     Danish Krone ..............    2,873,877    2,907,421     (33,544)
5/20/97     German Deutsche Mark ......    7,898,659    7,984,333     (85,674)
5/20/97     British Pound Sterling ....    8,159,900    8,386,779    (226,879)
5/20/97     Swedish Krone .............    2,839,757    2,795,416      44,341
5/20/97     Swiss Franc ...............    3,189,854    3,210,184     (20,330)
6/10/97     Japanese Yen ..............    7,041,667    6,908,769     132,898
6/10/97     Canadian Dollar ...........    2,306,559    2,272,426      34,133
                                         -----------  -----------   ---------
                                         $44,109,021  $44,387,206   $(278,185)
                                         ===========  ===========   =========

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Fund enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- Each Portfolio (except the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios) may enter into mortgage dollar rolls (principally using
TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

COMPASS CAPITAL FUNDS (LOGO OMITTED)

     ORGANIZATION COSTS -- Costs incurred by each Portfolio in connection with its organization, registration and initial public offering have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which each Portfolio commenced its investment activities.

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans
(including rights to draw on letters of credit) at March 31, 1997, is as follows:

                                                                     VALUE OF
                                           MARKET VALUE OF          COLLATERAL
  PORTFOLIO                               SECURITIES LOANED          RECEIVED
  ---------                               -----------------        -----------
  Intermediate Bond Portfolio ...........    $ 4,082,054           $ 4,185,638
  Core Bond Portfolio ...................     37,213,026            39,653,363
  Managed Income Portfolio ..............     69,110,750            71,771,875

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Asset Management Group, Inc. ("PAMG"), a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for the Portfolios. BlackRock Financial Management, Inc. ("BlackRock"), a wholly-owned subsidiary of PAMG, serves as sub-adviser for all of the Portfolios. Morgan Grenfell Investment Services Limited ("Morgan Grenfell") served as sub-adviser of the InternationalBondPortfolio prior to December 31, 1996. PAMG, PNC Bank and BlackRock are indirect wholly-owned subsidiaries of PNC Bank Corp.

     For its advisory services, PAMG is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                        EACH PORTFOLIO
                                   EXCEPT THE INTERNATIONAL       INTERNATIONAL
                                        BOND PORTFOLIO           BOND PORTFOLIO
                                   ------------------------      --------------
                                          INVESTMENT               INVESTMENT
 AVERAGE DAILY NET ASSETS                ADVISORY FEE             ADVISORY FEE
 ------------------------------    ------------------------      --------------
 first $1 billion .............             .500%                    .550%
 $1 billion - $2 billion ......             .450                     .500
 $2 billion - $3 billion ......             .425                     .475
 greater than $3 billion ......             .400                     .450

(LOGO OMITTED) COMPASS CAPITAL FUNDS

     PAMG may, at its discretion, waive all or any portion of its advisory fee for any Portfolio. For the period ended March 31, 1997, advisory fees and waivers for each Portfolio were as follows:

                                               GROSS                NET ADVISORY
                                           ADVISORY FEE    WAIVER        FEE
                                           ------------   --------  ------------
Low Duration Bond Portfolio ...............  $  553,798   $221,519    $  332,279
Intermediate Government Bond Portfolio ....     397,104    158,841       238,263
Intermediate Bond Portfolio ...............     767,933    307,173       460,760
Core Bond Portfolio .......................     803,772    321,509       482,263
Government Income Portfolio ...............      39,437     39,437            --
Managed Income Portfolio ..................   1,834,348    550,304     1,284,044
International Bond Portfolio ..............     111,292         --       111,292
Tax-Free Income Portfolio .................     129,992     51,997        77,995
Pennsylvania Tax-Free Income Portfolio ....     214,978     85,991       128,987
New Jersey Tax-Free Income Portfolio ......     219,458     87,783       131,675
Ohio Tax-Free Income Portfolio ............      25,549     20,453         5,096

     PAMG pays BlackRock fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .23% of the first $500 million, .21% of the next $500 million, .19% of the next $1 billion and .18% of average daily net assets in excess of $2 billion.

     PFPC, CCG and CDI may, at their discretion, voluntarily waive all or any portion of their administration fees for any Portfolio. For the period ended
March 31, 1997, administration fees and waivers for each Portfolio were as follows:

                                           GROSS                      NET
                                      ADMINISTRATION            ADMINISTRATION
                                            FEE        WAIVER        FEE
                                     ---------------  --------  --------------

Low Duration Bond Portfolio .......      $254,747     $103,382     $151,365
Intermediate Government Bond
   Portfolio ......................       182,668       89,607       93,061
Intermediate Bond Portfolio .......       353,249      136,685      216,564
Core Bond Portfolio ...............       369,735      133,684      236,051
Government Income Portfolio .......        18,141       18,141           --
Managed Income Portfolio ..........       820,289      385,398      434,891
International Bond Portfolio ......        46,540       23,215       23,325
Tax-Free Income Portfolio .........        59,797       41,353       18,444
Pennsylvania Tax-Free Income
   Portfolio ......................        98,890       40,309       58,581
New Jersey Tax-Free Income
   Portfolio ......................       100,951       49,759       51,192
Ohio Tax-Free Income Portfolio ....        11,753        5,872        5,881

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     PAMG, PFPC, CCG and CDI have also voluntarily agreed to reimburse expenses in the amount of $1,392 with respect to the Government Income Portfolio for the period ended March 31, 1997.

COMPASS CAPITAL FUNDS (LOGO OMITTED)


(C)    PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 1997, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                 PURCHASES           SALES
                                               --------------    --------------
 Low Duration Bond Portfolio ................  $  304,431,713    $  198,973,410
 Intermediate Government Bond Portfolio .....     106,270,618        91,398,936
 Intermediate Bond Portfolio ................     366,260,509       205,323,306
 Core Bond Portfolio ........................     367,148,687       284,910,282
 Government Income Portfolio ................      42,980,187        42,070,320
 Managed Income Portfolio ...................   1,355,554,574     1,260,889,871
 International Bond Portfolio ...............      36,812,674        35,434,415
 Tax-Free Income Portfolio ..................      63,927,900        59,190,124
 Pennsylvania Tax-Free Income Portfolio .....      24,108,078        23,184,093
 New Jersey Tax-Free Income Portfolio .......      35,809,245        40,249,925
 Ohio Tax-Free Income Portfolio .............       5,658,136         5,096,087

     For the period ended March 31, 1997, purchases and sales of government securities were as follows:

                                                  PURCHASES             SALES
                                                ------------        ------------
 Low Duration Bond Portfolio ................   $208,855,321        $298,828,521
 Intermediate Government Bond Portfolio .....    103,771,286         134,829,174
 Intermediate Bond Portfolio ................    242,403,538         273,405,657
 Core Bond Portfolio ........................    744,436,397         694,746,329
 Government Income Portfolio ................      9,125,823           8,255,864
 Managed Income Portfolio ...................    794,751,288         750,425,336
 International Bond .........................      1,983,750           1,978,750

(LOGO OMITTED) COMPASS CAPITAL FUNDS

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                      LOW DURATION BOND PORTFOLIO
                                        -------------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS            FOR THE PERIOD 4/1/96          FOR THE PERIOD 7/1/95
                                          ENDED 3/31/97 (UNAUDITED)           THROUGH 9/30/96                THROUGH 3/31/96
                                        ---------------------------    ---------------------------     ----------------------------
                                           SHARES           VALUE        SHARES           VALUE         SHARES             VALUE
                                        -----------     ----------     ----------     ------------     ----------    ---------------
Prior Shares
     Exchanged in merger ..............          --     $        --            --     $         --     (5,134,946)   $ (50,925,592)
     Shares sold ......................          --              --            --               --      2,933,108       28,958,863
     Shares issued in reinvestment
        of dividends ..................          --              --            --               --         86,191          850,722
     Shares redeemed ..................          --              --            --               --     (2,408,838)     (23,680,688)
                                        -----------    ------------    ----------    -------------     ----------     ------------
                                                 --              --            --               --     (4,524,485)     (44,796,695)

Institutional Shares
     Exchanged in merger ..............          --              --            --               --      5,134,946       50,887,316
     Shares sold ......................   3,757,584      37,030,344     9,225,816       89,952,232        416,055        4,146,059
     Shares issued in merger ..........          --              --            --               --        940,915        9,405,883
     Shares issued in reinvestment
        of dividends ..................      62,327         613,418        23,549          229,714         10,535          104,431
     Shares redeemed ..................  (4,691,462)    (46,259,328)     (791,967)      (7,725,214)    (1,106,898)     (11,157,065)
                                        -----------    ------------    ----------    -------------     ----------     ------------
                                           (871,551)     (8,615,566)    8,457,398       82,456,732      5,395,553       53,386,624

Service Shares
     Shares sold ......................     311,424       3,064,649    16,672,550      162,889,478        475,915        4,712,118
     Shares issued in merger ..........          --              --            --               --     19,399,025      192,267,748
     Shares issued in reinvestment
        of dividends ..................      21,900         215,521        57,731          564,224         50,924          503,581
     Shares redeemed ..................  (1,270,970)    (12,510,776)  (25,900,305)    (252,860,371)    (1,376,331)     (13,627,909)
                                        -----------    ------------    ----------    -------------     ----------     ------------
                                           (937,646)     (9,230,606)   (9,170,024)     (89,406,669)    18,549,533      183,855,538

Investor A Shares
     Shares sold ......................      38,141         375,325        53,769          523,653         39,732          397,522
     Shares issued in merger ..........          --              --            --               --         34,465          337,269
     Shares issued in reinvestment
        of dividends ..................       2,047          20,151         1,958           19,101            301            2,975
     Shares redeemed ..................     (33,814)       (332,766)      (33,479)        (326,419)        (1,014)          (9,940)
                                        -----------    ------------    ----------    -------------     ----------     ------------
                                              6,374          62,710        22,248          216,335         73,484          727,826

Investor B Shares
     Shares sold ......................       4,399          43,383            --               --             --               --
     Shares issued in reinvestment
        of dividends ..................          34             335            --               --             --               --
     Shares redeemed ..................        (128)         (1,260)           --               --             --               --
                                        -----------    ------------    ----------    -------------     ----------     ------------
                                              4,305          42,458            --               --             --               --

Investor C Shares
     Shares sold ......................       3,647          36,000            --               --             --               --
     Shares issued in reinvestment
        of dividends ..................          --               5            --               --             --               --
     Shares redeemed ..................        (408)         (4,000)           --               --             --               --
                                        -----------    ------------    ----------    -------------     ----------     ------------
                                              3,239          32,005            --               --             --               --
                                        -----------    ------------    ----------    -------------     ----------     ------------

Net increase (decrease) ...............  (1,795,279)   $(17,708,999)     (690,378)   $  (6,733,602)    19,494,085     $193,173,293
                                        ===========    ============    ==========    =============     ==========     ============


COMPASS CAPITAL FUNDS (LOGO OMITTED)



                                                                        INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                               FOR THE SIX MONTHS                     FOR THE YEAR ENDED
                                                            ENDED 3/31/97 (UNAUDITED)                       9/30/96
                                                       ----------------------------------      ----------------------------------
                                                          SHARES              VALUE               SHARES             VALUE
                                                       --------------    ----------------      --------------    ----------------
Shares sold:
     Institutional Class ...........................     1,136,249         $ 11,354,284           3,580,617        $ 35,995,887
     Service Class .................................       625,733            6,269,196           1,372,028          13,740,362
     Investor A Class ..............................        59,486              595,888             140,064           1,399,514
     Investor B Class ..............................         2,656               26,509                  --                  --
     Investor C Class ..............................         1,281               12,791                  --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ...........................         4,658               46,651             322,528           3,252,027
     Service Class .................................            --                   --              89,356             901,214
     Investor A Class ..............................        15,319              153,442              36,588             366,222
     Investor B Class ..............................            47                  468                  --                  --
     Investor C Class ..............................             5                   48                  --                  --
Shares redeemed:
     Institutional Class ...........................    (4,594,843)         (46,045,900)         (4,630,262)        (46,321,923)
     Service Class .................................      (567,184)          (5,676,446)         (1,641,252)        (16,487,300)
     Investor A Class ..............................       (98,231)            (983,079)           (559,603)         (5,587,294)
     Investor B Class ..............................            --                   --                  --                  --
     Investor C Class ..............................           (10)                (103)                 --                  --
                                                        ----------         ------------          ----------        ------------
Net (decrease)                                          (3,414,834)        $(34,246,251)         (1,289,936)       $(12,741,291)
                                                        ==========         ============          ==========        ============


                                                                            INTERMEDIATE BOND PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                               FOR THE SIX MONTHS                     FOR THE YEAR ENDED
                                                            ENDED 3/31/97 (UNAUDITED)                       9/30/96
                                                       ----------------------------------      ----------------------------------
                                                          SHARES              VALUE               SHARES             VALUE
                                                       --------------    ----------------      --------------    ----------------
Shares sold:
     Institutional Class ...........................     10,399,730        $ 97,870,606           12,073,053       $113,370,659
     Service Class .................................      1,153,965          10,865,778            2,319,939         21,815,444
     Investor A Class ..............................         53,816             505,756               57,644            541,668
Shares issued in reinvestment of dividends:
     Institutional Class ...........................         35,357             333,043              483,706          4,588,719
     Service Class .................................          5,451              51,351               91,490            867,920
     Investor A Class ..............................          3,099              29,151                4,611             43,286
Shares redeemed:
     Institutional Class ...........................     (2,263,619)        (21,250,513)          (3,508,326)       (32,933,287)
     Service Class .................................       (854,935)         (8,023,034)          (1,439,046)       (13,480,000)
     Investor A Class ..............................        (50,190)           (470,907)             (30,508)          (284,730)
                                                         ----------        ------------           ----------       ------------
Net increase .......................................      8,482,674        $ 79,911,231           10,052,563       $ 94,529,679
                                                         ==========        ============           ==========       ============


(LOGO OMITTED) COMPASS CAPITAL FUNDS


                                                                          CORE BOND PORTFOLIO
                                        -------------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS            FOR THE PERIOD 4/1/96          FOR THE PERIOD 7/1/95
                                          ENDED 3/31/97 (UNAUDITED)           THROUGH 9/30/96                THROUGH 3/31/96
                                        ---------------------------    ---------------------------     ----------------------------
                                           SHARES           VALUE        SHARES           VALUE         SHARES             VALUE
                                        -----------     ----------     ----------     ------------     ----------    ---------------
Prior Class
     Exchanged in merger ..............          --            $  --            --            $  --    (4,700,542)    $(46,206,171)
     Shares sold ......................          --               --            --               --     1,497,044       14,872,835
     Shares issued in reinvestment
        of dividends ..................          --               --            --               --       196,492        1,955,692
     Shares redeemed ..................          --               --            --               --      (260,446)      (2,606,563)
                                         ----------     ------------   -----------    -------------    ----------     ------------
                                                 --               --            --               --    (3,267,452)     (31,984,207)
Institutional Class
     Exchanged in merger ..............          --               --            --               --     4,700,542       46,582,367
     Shares sold ......................  11,806,474      114,241,240    15,972,754      151,512,501     2,616,796       25,552,564
     Shares issued in reinvestment
        of dividends ..................     214,502        2,077,520       119,442        1,135,289        27,377          269,114
     Shares redeemed ..................  (1,806,915)     (17,507,790)   (5,791,581)     (54,781,902)     (614,318)      (6,135,169)
                                         ----------     ------------   -----------    -------------    ----------     ------------
                                         10,214,061       98,810,970    10,300,615       97,865,888     6,730,397       66,268,876
Service Class
     Shares sold ......................   1,129,460       10,917,240    24,290,953      231,789,252       346,922        3,408,413
     Shares issued in merger ..........          --               --            --               --    25,643,056      254,122,684
     Shares issued in reinvestment
        of dividends ..................      68,873          667,440        54,759          522,688        40,334          396,628
     Shares redeemed ..................  (1,339,526)     (12,974,342)  (36,205,585)    (344,905,834)   (1,895,903)     (18,771,943)
                                         ----------     ------------   -----------    -------------    ----------     ------------
                                           (141,193)      (1,389,662)  (11,859,873)    (112,593,894)   24,134,409      239,155,782
Investor A Class
     Shares sold ......................      53,166          513,676        41,711          395,732         9,091           87,910
     Shares issued in reinvestment
        of dividends ..................       1,467           14,206           285            2,706             4               40
     Shares redeemed ..................      (8,163)         (78,667)      (16,852)        (159,534)         (736)          (7,068)
                                         ----------     ------------   -----------    -------------    ----------     ------------
                                             46,470          449,215        25,144          238,904         8,359           80,882
Investor B Class
     Shares sold ......................     209,391        2,021,391       155,168        1,476,084         8,051           77,471
     Shares issued in reinvestment
        of dividends ..................       3,763           36,448           311            2,944            --               --
     Shares redeemed ..................     (29,103)        (280,395)       (6,705)         (63,800)           --               --
                                         ----------     ------------   -----------    -------------    ----------     ------------
                                            184,051        1,777,444       148,774        1,415,228         8,051           77,471
Investor C Class
     Shares sold ......................          31              300            --               --            --               --
     Shares issued in reinvestment
        of dividends ..................          --               --            --               --            --               --
     Shares redeemed ..................          --               --            --               --            --               --
                                         ----------     ------------   -----------    -------------    ----------     ------------
                                                 31              300            --               --            --               --
Net increase (decrease) ...............  10,303,420     $ 99,648,267    (1,385,340)   $ (13,073,874)   27,613,764     $273,598,804
                                         ==========     ============   ===========    =============    ==========     ============

COMPASS CAPITAL FUNDS (LOGO OMITTED)



                                                                             GOVERNMENT INCOME PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                               FOR THE SIX MONTHS                     FOR THE YEAR ENDED
                                                            ENDED 3/31/97 (UNAUDITED)                       9/30/96
                                                       ----------------------------------      ----------------------------------
                                                          SHARES              VALUE               SHARES             VALUE
                                                       --------------    ----------------      --------------    ----------------
Shares sold:
     Investor A Class ..............................     130,122          $ 1,339,832             182,347          $ 1,897,315
     Investor B Class ..............................     206,141            2,128,640             262,359            2,723,489
     Investor C Class ..............................       5,787               58,801                  --                   --
Shares issued in reinvestment of dividends:
     Investor A Class ..............................      12,488              128,997              25,834              269,474
     Investor B Class ..............................      22,193              229,263              50,171              524,556
     Investor C Class ..............................          --                   --                  --                   --
Shares redeemed:
     Investor A Class ..............................    (103,280)          (1,066,266)           (130,085)          (1,347,617)
     Investor B Class ..............................     (88,500)            (912,335)           (176,000)          (1,822,188)
     Investor C Class ..............................          --                   --                  --
                                                        --------          -----------            --------          -----------
Net increase .......................................     184,951          $ 1,906,932             214,626          $ 2,245,029
                                                        ========          ===========            ========          ===========



                                                                                MANAGED INCOME PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                               FOR THE SIX MONTHS                     FOR THE YEAR ENDED
                                                            ENDED 3/31/97 (UNAUDITED)                       9/30/96
                                                       ----------------------------------      ----------------------------------
                                                          SHARES              VALUE               SHARES             VALUE
                                                       --------------    ----------------      --------------    ----------------
Shares sold:
     Institutional Class ...........................       4,792,082       $  49,095,298         17,536,625        $178,831,880
     Service Class .................................       5,587,048          57,296,664          8,904,551          91,416,793
     Investor A Class ..............................       1,721,365          17,590,108            305,441           3,146,031
Shares issued in reinvestment of dividends:
     Institutional Class ...........................          83,885             859,643          1,660,070          17,311,187
     Service Class .................................              80                 819            354,837           3,702,327
     Investor A Class ..............................          31,513             322,925             66,577             684,743
Shares redeemed:
     Institutional Class ...........................     (12,258,449)       (125,848,808)        (5,901,770)        (60,385,014)
     Service Class .................................      (1,803,190)        (18,493,006)        (4,151,437)        (42,503,459)
     Investor A Class ..............................      (1,473,029)        (15,076,401)          (416,188)         (4,250,126)
                                                         -----------       -------------         ----------        ------------
Net increase (decrease) ............................      (3,318,695)      $ (34,252,758)        18,358,706        $187,954,362
                                                         ===========       =============         ==========        ============

(LOGO OMITTED) COMPASS CAPITAL FUNDS


                                                                   INTERNATIONAL BOND PORTFOLIO
                                        -------------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS            FOR THE PERIOD 2/1/96          FOR THE PERIOD 3/1/95
                                          ENDED 3/31/97 (UNAUDITED)           THROUGH 9/30/96                THROUGH 1/31/96
                                        ---------------------------    ---------------------------     ----------------------------
                                           SHARES           VALUE        SHARES           VALUE         SHARES             VALUE
                                        -----------     ----------     ----------     ------------     ----------    ---------------
Prior Class
     Exchanged in merger ..............         --      $        --            --      $        --             --     $         --
     Shares sold ......................         --               --            --               --        315,538        3,593,223
     Shares issued in reinvestment
       of dividends ...................         --               --            --               --        140,790        1,586,753
     Shares redeemed ..................         --               --            --               --     (1,495,630)     (17,160,728)
                                          --------      -----------    ----------      -----------     ----------     ------------
                                                --               --            --               --     (1,039,302)     (11,980,752)
                                          --------      -----------    ----------      -----------     ----------     ------------
Institutional Class
     Exchanged in merger ..............         --               --            --               --             --               --
     Shares sold ......................    284,533        3,141,779     2,641,656       30,118,521             --               --
     Shares issued in reinvestment
       of dividends ...................    360,725        3,892,626         1,056           12,134             --               --
     Shares redeemed ..................    (88,306)        (973,410)       (4,942)         (56,751)            --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
                                           556,952        6,060,995     2,637,770       30,073,904             --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
Service Class
     Exchanged in merger ..............         --               --            --               --             --               --
     Shares sold ......................     77,243          857,541     3,506,950       39,736,225             --               --
     Shares issued in reinvestment
       of dividends ...................     73,169          789,561         7,479           84,539             --               --
     Shares redeemed ..................   (134,382)      (1,449,650)   (6,146,919)     (69,828,926)            --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
                                            16,030          197,452    (2,632,490)     (30,008,162)            --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
Investor A Class
     Shares sold ......................     12,196          132,434        15,076          173,354             --               --
     Shares issued in reinvestment
       of dividends ...................      2,226           24,050            21              244             --               --
     Shares redeemed ..................     (1,880)         (20,074)          (80)            (921)            --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
                                            12,542          136,410        15,017          172,677             --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
Investor B Class
     Shares sold ......................     18,682          197,098        11,631          133,879             --               --
     Shares issued in reinvestment
       of dividends ...................        872            9,430            17              196             --               --
     Shares redeemed ..................     (1,776)         (19,899)          (69)            (795)            --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
                                            17,778          186,629        11,579          133,280             --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
Investor C Class
     Shares sold ......................      2,606           30,621         1,643           19,116             --               --
     Shares issued in reinvestment
       of dividends ...................        384            4,142            --               --             --               --
     Shares redeemed ..................         --               --            --               --             --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
                                             2,990           34,763         1,643           19,116             --               --
                                          --------      -----------    ----------      -----------     ----------     ------------
Net increase (decrease) ...............    606,292      $ 6,616,249        33,519      $   390,815     (1,039,302)    $(11,980,752)
                                          ========      ===========    ==========      ===========     ==========     ============

COMPASS CAPITAL FUNDS (LOGO OMITTED)



                                                                                TAX-FREE INCOME PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                               FOR THE SIX MONTHS                     FOR THE YEAR ENDED
                                                            ENDED 3/31/97 (UNAUDITED)                       9/30/96
                                                       ----------------------------------      ----------------------------------
                                                          SHARES              VALUE               SHARES             VALUE
                                                       --------------    ----------------      --------------    ----------------
Shares sold:
     Institutional Class ............................      90,468          $    992,167          1,048,619         $11,425,325
     Service Class ..................................     651,657             7,168,193          3,210,017          34,310,198
     Investor A Class ...............................      22,524               247,122             32,034             350,965
     Investor B Class ...............................      29,660               324,932                931              10,000
     Investor C Class ...............................          27                   300                 --                  --
Shares issued in merger:
     Institutional Class ............................          --                    --                 --                  --
     Service Class ..................................          --                    --          2,577,471          28,042,882
     Investor A Class ...............................          --                    --                 --                  --
     Investor B Class ...............................          --                    --                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ............................          --                    --                104               1,120
     Service Class ..................................       3,496                38,364             11,741             126,791
     Investor A Class ...............................       8,932                98,028             18,717             201,428
     Investor B Class ...............................         125                 1,373                 --                  --
     Investor C Class ...............................          --                    --                 --                  --
Shares redeemed:
     Institutional Class ............................     (35,277)             (385,974)          (303,674)         (3,221,356)
     Service Class ..................................    (161,165)           (1,768,569)        (2,906,457)        (31,020,750)
     Investor A Class ...............................     (37,904)             (414,303)          (222,266)         (2,396,426)
     Investor B Class ...............................      (2,038)              (22,279)                --                  --
     Investor C Class ...............................          --                    --                 --                  --
                                                         --------           -----------         ----------         -----------
Net increase ........................................     570,505           $ 6,279,354          3,467,237         $37,830,177
                                                         ========           ===========         ==========         ===========


                                                                         PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                               FOR THE SIX MONTHS                     FOR THE YEAR ENDED
                                                            ENDED 3/31/97 (UNAUDITED)                       9/30/96
                                                       ----------------------------------      ----------------------------------
                                                          SHARES              VALUE               SHARES             VALUE
                                                       --------------    ----------------      --------------    ----------------
Shares sold:
     Institutional Class ............................     166,991          $ 1,753,936              437,476        $  4,614,807
     Service Class ..................................     639,413            6,738,386            2,874,431          29,852,257
     Investor A Class ...............................     179,613            1,893,167              334,060           3,474,285
     Investor B Class ...............................     212,274            2,234,512              423,077           4,400,686
Shares issued in merger:
     Institutional Class ............................          --                   --                   --                  --
     Service Class ..................................          --                   --            1,676,837          17,707,384
     Investor A Class ...............................          --                   --                   --                  --
     Investor B Class ...............................          --                   --                   --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ............................          --                   --                   --                  --
     Service Class ..................................       2,502               26,383                3,966              41,263
     Investor A Class ...............................      71,757              756,657              139,571           1,458,004
     Investor B Class ...............................      10,227              107,869               11,556             120,479
Shares redeemed:
     Institutional Class ............................     (43,221)            (458,039)            (294,414)         (3,067,917)
     Service Class ..................................    (451,697)          (4,761,631)          (2,608,165)        (27,050,410)
     Investor A Class ...............................    (461,897)          (4,866,271)            (973,547)        (10,132,270)
     Investor B Class ...............................     (67,242)            (707,320)             (59,032)           (614,065)
                                                         --------          -----------           ----------        ------------
Net increase ........................................     258,720          $ 2,717,649            1,965,816        $ 20,804,503
                                                         ========          ===========           ==========        ============

(LOGO OMITTED) COMPASS CAPITAL FUNDS


              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)




                                                                   NEW JERSEY TAX-FREE INCOME PORTFOLIO
                                        -------------------------------------------------------------------------------------------
                                             FOR THE SIX MONTHS            FOR THE PERIOD 2/1/96          FOR THE PERIOD 3/1/95
                                          ENDED 3/31/97 (UNAUDITED)           THROUGH 9/30/96                THROUGH 3/31/96
                                        ---------------------------    ---------------------------     ----------------------------
                                           SHARES           VALUE        SHARES          VALUE          SHARES             VALUE
                                        -----------     ----------     ----------    -------------     ----------    ---------------
Prior Class
     Exchanged in merger ...............         --     $        --            --    $          --    (8,451,862)    $(94,366,666)
     Shares sold .......................         --              --            --               --       790,370        8,844,324
     Shares issued in reinvestment
        of dividends ...................         --                            --               --       122,048        1,368,581
     Shares redeemed ...................         --                            --               --    (1,317,562)     (14,786,239)
                                          ---------     -----------    ----------    -------------    ----------     ------------
                                                 --              --            --               --    (8,857,006)     (98,940,000)
                                          ---------     -----------    ----------    -------------    ----------     ------------
Service Class
     Exchanged in merger ...............         --              --     8,219,826       92,127,639     8,451,862       94,366,666
     Shares sold .......................    249,727       2,845,843        84,899          959,061        75,252          843,989
     Shares issued in reinvestment
        of dividends ...................     53,401         609,239    (8,927,137)    (100,070,903)      (83,191)        (962,039)
     Shares redeemed ...................   (667,570)     (7,606,405)           --               --            --               --
                                          ---------     -----------    ----------    -------------    ----------     ------------
                                           (364,442)     (4,151,323)     (622,412)      (6,984,203)    8,443,923       94,248,616
                                          ---------     -----------    ----------    -------------    ----------     ------------
Investor A Class
     Shares sold .......................     11,042         125,826       112,810        1,272,555         1,237           14,310
     Shares issued in reinvestment
        of dividends ...................      1,556          17,753         1,001           11,231            --               --
     Shares redeemed ...................    (12,529)       (142,923)      (35,724)        (401,424)           --               --
                                          ---------     -----------    ----------    -------------    ----------     ------------
                                                 69             656        78,087          882,362         1,237           14,310
                                          ---------     -----------    ----------    -------------    ----------     ------------
Investor B Class
     Shares sold .......................     36,991         421,876         5,376           60,000            --               --
     Shares issued in reinvestment
        of dividends ...................        187           2,138            --               --            --               --
     Shares redeemed ...................     (2,063)        (23,549)       (2,688)         (30,000)           --               --
                                          ---------     -----------    ----------    -------------    ----------     ------------
                                             35,115         400,465         2,688           30,000            --               --
                                          ---------     -----------    ----------    -------------    ----------     ------------
Net (decrease) .........................   (329,258)    $(3,750,202)     (541,637)   $  (6,071,841)     (411,846)    $ (4,677,074)
                                          =========     ===========    ==========    =============    ==========     ============






                                                                            OHIO TAX-FREE INCOME PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                               FOR THE SIX MONTHS                     FOR THE YEAR ENDED
                                                            ENDED 3/31/97 (UNAUDITED)                       9/30/96
                                                       ----------------------------------      ----------------------------------
                                                          SHARES              VALUE               SHARES             VALUE
                                                       --------------    ----------------      --------------    ----------------
Shares sold:
     Institutional Class ............................     64,584           $  665,198             23,824           $   242,825
     Service Class ..................................    108,520            1,114,839            392,400             3,988,131
     Investor A Class ...............................      2,886               29,575             19,356               195,385
     Investor B Class ...............................     34,287              351,478              4,892                49,500
Shares issued in reinvestment of dividends:
     Institutional Class ............................         --                   --                290                 2,930
     Service Class ..................................         --                   --                250                 2,521
     Investor A Class ...............................      5,657               58,096             12,671               128,646
     Investor B Class ...............................        360                3,705                355                 3,600
Shares redeemed:
     Institutional Class ............................    (24,624)            (250,625)            (3,750)              (38,068)
     Service Class ..................................    (66,886)            (685,808)          (276,903)           (2,814,297)
     Investor A Class ...............................    (24,548)            (251,568)           (81,490)             (821,320)
     Investor B Class ...............................     (3,954)             (40,492)                --                    --
                                                         -------           ----------           --------           -----------
Net increase ........................................     96,282           $  994,398             91,895           $   939,853
                                                         =======           ==========           ========           ===========



COMPASS CAPITAL FUNDS (LOGO OMITTED)


(E) AT MARCH 31, 1997, NET ASSETS CONSISTED OF:


                                                                LOW         INTERMEDIATE
                                                             DURATION        GOVERNMENT        INTERMEDIATE          CORE
                                                               BOND             BOND               BOND              BOND
                                                            PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                           ------------     ------------       ------------      ------------
     Capital paid-in ....................................  $215,488,783     $151,240,907       $335,001,477      $382,706,730
     Undistributed net investment income ................        91,594           52,257             64,320                --
     Overdistributed net investment income ..............            --               --                 --          (140,798)
     Accumulated net realized gain (loss) on
       investment transactions ..........................    (3,474,887)      (4,010,872)           960,087         1,469,631
     Net unrealized appreciation (depreciation)
       on investments ...................................    (1,688,853)      (2,286,885)        (5,286,267)       (6,474,795)
                                                           ------------     ------------       ------------      ------------
                                                           $210,416,637     $144,995,407       $330,739,617      $377,560,768
                                                           ============     ============       ============      ============




                                                            GOVERNMENT         MANAGED         INTERNATIONAL       TAX-FREE
                                                              INCOME            INCOME              BOND            INCOME
                                                            PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                           ------------     ------------       ------------      ------------
     Capital paid-in ....................................   $16,704,788     $717,185,893        $40,221,312       $55,526,190
     Overdistributed net investment income ..............       (31,865)        (363,483)        (1,146,711)           (5,827)
     Distributions in excess of
       net investment income ............................            --         (587,175)                --                --
     Accumulated net realized gain (loss) on
       investment transactions ..........................        23,780          629,151          4,705,683          (504,721)
     Net unrealized appreciation (depreciation)
       on investments ...................................      (186,567)     (10,827,349)        (2,196,153)          707,194
                                                           ------------     ------------       ------------      ------------
                                                            $16,510,136     $706,037,037        $41,584,131       $55,722,836
                                                           ------------     ------------       ------------      ------------



                                                             PENNSYLVANIA               NEW JERSEY                   OHIO
                                                               TAX-FREE                  TAX-FREE                  TAX-FREE
                                                                INCOME                    INCOME                    INCOME
                                                              PORTFOLIO                 PORTFOLIO                  PORTFOLIO
                                                            ------------               ------------               ------------
     Capital paid-in ....................................    $87,114,354                $84,440,883              $10,888,692
     Undistributed net investment income ................             --                         --                    2,365
     Overdistributed net investment income ..............        (60,557)                   (27,486)                      --
     Accumulated net realized gain (loss) on
       investment transactions ..........................     (1,846,225)                  (665,141)                (334,594)
     Net unrealized appreciation (depreciation)
       on investments ...................................      1,075,686                  1,495,304                  172,843
                                                             -----------                -----------              -----------
                                                             $86,283,258                $85,243,560              $10,729,306
                                                             ===========                ===========              ===========

(F)    CAPITAL LOSS CARRYOVERS

     At September 30, 1996, capital loss carryovers were available to offset possible future realized capital gains as follows: $4,554,018 in the Low Duration Portfolio which expire in the year 2004, $3,887,798 in the Intermediate Government Bond Portfolio which expire in the year 2004, $1,140,754 in the Core Bond Portfolio which expire in the year 2004, $1,032 in the Government Income Portfolio which expire in the year 2004, $844,279 in the Managed Income
Portfolio  which  expire in the year 2004,  $204,724 in the  International  Bond
Portfolio which expire in the year 2004, $857,093 in the Tax-Free Income Portfolio which expire in the year 2004, $2,047,106 in the Pennsylvania Tax-Free Income Portfolio which expire in the year 2004 and $349,829 in the Ohio Tax-Free Income Portfolio which expire in the year 2004. At September 30, 1996, the deferred post-October losses were as follows: $230,164 in the Low Duration Portfolio, $1,403,305 in the Intermediate Government Bond Portfolio, $638,794 in the Intermediate Bond Portfolio, $29,785 in the Government Income Portfolio, $4,944,922 in the Managed Income Portfolio, $28,609 in the Tax-Free Income Portfolio, $90,126 in the Pennsylvania Tax-Free Income Portfolio, $928,457 in the New Jersey Tax-Free Income Portfolio and $20,249 in the Ohio Tax-Free Income Portfolio.

(LOGO OMITTED) COMPASS CAPITAL FUNDS

(G)    MERGER

     On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund, except the assets and liabilities of the Compass International Fixed Income Fund which were transferred on February 13, 1996. The details of these business combinations as they relate to the Portfolios are described below.

     On September 29, 1995 and September 28, 1995, respectively, the Board of Trustees of the Fund and the Board of Directors of The BFM Institutional Trust, Inc. ("BFM") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of BFM to the Fund. At a special meeting of shareholders held on December 20, 1995, the shareholders of BFM voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of BFM's Short Duration Portfolio and Core Fixed Income Portfolio were transferred to the Fund in a tax-free exchange for Institutional shares of the Fund. The details of these business combinations as they relate to the Portfolios are described below.

     The following table summarizes certain relevant information of the Fund prior to and immediately after the above-referenced business combinations. Unless indicated otherwise, the Fund Portfolio is the accounting survivor. The new combined funds maintain all the operating history of the accounting survivor.


               THE COMPASS CAPITAL GROUP OF FUNDS
                AND BFM INSTITUTIONAL TRUST, INC.                                        COMPASS CAPITAL FUNDS
-----------------------------------------------------------------  --------------------------------------------------------------
                                                                                                               COMBINED
                                                      UNREALIZED                                 SHARES       NET ASSETS
                                        NET ASSET    APPRECIATION              NEW              ISSUED IN        AFTER        NAV
                           SHARES AT    VALUE AT    (DEPRECIATION)          PORTFOLIO           BUSINESS       BUSINESS       PER
FUND NAME                   1/13/96      1/13/96      AT 1/13/96              NAME             COMBINATION    COMBINATION    SHARE
------------------------  ----------  ------------  --------------  -----------------------    -----------    ------------   -----
Compass Short/                                                      Low Duration Bond1 ....    18,697,730
  Intermediate .........  17,823,988  $185,294,507    $2,323,602                                5,134,946     $252,550,348   $9.91
BFM Short Duration .....   5,134,946    50,887,316       152,254
Compass Fixed Income ...  23,551,686   254,122,684    12,296,000    Core Bond1 ............    25,643,056
BFM Core Fixed Income ..   4,700,542    46,582,367       496,596                                4,700,542      300,705,051   $9.91
Compass International
  Fixed Income .........   3,283,656    37,282,000       743,937    International Bond2,3 .     3,283,656       37,282,000  $11.35
Compass Municipal Bond .   2,613,503    28,042,883       666,296    Tax-Free Income .......     2,577,471       52,470,771  $10.88
Compass Pennsylvania                                                Pennsylvania
  Municipal Bond .......   1,753,206    17,707,384       261,087      Tax-Free Income .....     1,676,837       85,209,617  $10.56
Compass New Jersey                                                  New Jersey
  Municipal Bond .......   8,451,862    96,739,285     2,320,972      Tax-Free Income2 ....     8,451,862       96,739,285  $11.45

--------------
1 The BFM Institutional  Trust,  Inc.'s portfolio is the accounting  survivor in this business combination.
2 The  Compass  Capital Group of Funds  portfolio is the accounting survivor  in this business combination.
3 The effective date for this business combination was on February 13, 1996.

(H)    SPECIAL MEETING OF SHAREHOLDERS

     At a Special Meeting of Shareholders of the International Bond Portfolio called on December 19, 1996, the shareholders of the International Bond Portfolio voted to approve the new sub-advisory agreement between PAMG and BlackRock with respect to the Portfolio as follows:

    VOTES FOR              VOTES AGAINST               ABSTAIN
  -------------            -------------             -----------
  3,026,310.575             29,291.293               112,779.391

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

COMPASS CAPITAL FUNDS (LOGO OMITTED)

Investment Adviser
   PNC Asset Management Group, Inc.
   Philadelphia,Pennsylvania 19101
Sub-Adviser -- Low Duration Bond Portfolio, Intermediate Government Bond Portfolio, Intermediate Bond Portfolio, Core Bond Portfolio, Government Income Portfolio, Managed Income Portfolio, International Bond Portfolio, Tax-Free Income Portfolio, Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio
   BlackRock Financial Management,Inc.
   New York, New York 10154
Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19101
Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809
Co-Administrator and Distributor
   Compass Distributors, Inc.
   West Conshohocken, Pennsylvania 19428
Co-Administrator
   Compass Capital Group, Inc.
   New York, NY 10154
Counsel
   Drinker Biddle & Reath LLP
   Philadelphia, Pennsylvania 19107
Independent Accountants
   Coopers & Lybrand,L.L.P.
   Philadelphia, Pennsylvania 19103

COMPASS CAPITAL FUNDS (LOGO OMITTED)

                                  FUND SPECTRUM
COMPASS CAPITAL FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $12 BILLION IN 30 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.SM
STOCK PORTFOLIOS
      Large Cap Value Equity               Small Cap Growth Equity
      Large Cap Growth Equity              International Equity
      Mid-Cap Value Equity                 International Emerging Markets
      Mid-Cap Growth Equity                Select Equity
      Small Cap Value Equity               Index Equity
STOCK & BOND PORTFOLIOS
      Balanced
BOND PORTFOLIOS
      Low Duration Bond                    Government Income
      Intermediate Government Bond         Managed Income
      Intermediate Bond                    International Bond
      Core Bond
TAX-FREE BOND PORTFOLIOS
      Tax-Free Income                      New Jersey Tax-Free Income
      Pennsylvania Tax-Free Income         Ohio Tax-Free Income
MONEY MARKET PORTFOLIOS
      Money Market                         North Carolina Municipal Money Market
      U.S. Treasury Money Market           Ohio Municipal Money Market
      Municipal Money Market               Pennsylvania Municipal Money Market
      New Jersey Municipal Money Market    Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.compassfunds.com.

EXCHANGE PRIVILEGES
Should your investment goals
change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of Compass Capital Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the Compass Capital portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments, of $100 or more from their Compass Capital portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE COMPASS FUNDS
If you would like additional reports or have questions regarding any of the 30 Compass Capital Funds, please call 1-888-4COMPASS.

(1) Compass Capital Funds reserves the right to modify or terminate the exchange privileges at any time.

                                     COMPASS
                              CAPITAL FUNDS (LOGO)
                                [GRAPHIC OMITTED]

                            PURE INVESTMENT STYLE SM
P.O. Box 8907
Wilmington, DE 19899

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
                                                                   SR 3/31/97-BP